As filed with the SEC on April 29, 2014
Registration No. 333-121017
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __ []
Post-Effective Amendment No. 9 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 78 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
100 Salem Street
Smithfield, Rhode Island 02917
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
CYRUS TARAPOREVALA
President
Fidelity Investments Life Insurance Company
100 Salem Street
Smithfield, Rhode Island 02917
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2014, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on ______, pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

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FIDELITY FREEDOM LIFETIME INCOME®

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Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life", the "Company", "FILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase a "Qualified Contract" that is an Individual Retirement Annuity, only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. Or, you may purchase a "Non-qualified Contract" with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day your Contract becomes effective (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semiannual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

We offer six annuity income options. With four of them you choose whether or not to provide for a guaranteed minimum number of years of annuity income ("Guarantee Period"). A Contract with a Guarantee Period will provide less annuity income than an otherwise identical Contract without a Guarantee Period. The other two annuity income options provide a Withdrawal Period during which you have the ability to withdraw part or all of the Withdrawal Value. Only a Qualified Contract may have a Withdrawal Period. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Period will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals. Contracts with a Withdrawal Period may not be available in all states.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Qualified Contract, the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a Non-qualified Contract, a portion of the annuity income each year will generally be taxable until you have recovered the "investment in the Contract," after which the entire amount of annuity income will be taxable. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations.

Annuity income will vary in amount according to the investment results of the Investment Option in which your Contract is invested. We do not guarantee the amount of annuity income.

Investment Options

There are nine Investment Options. Three of the Investment Options (the "Freedom Fund Investment Options") each invests in a single Fidelity Variable Insurance Products ("VIP") Freedom Lifetime Income Fund. The Fidelity VIP Freedom Lifetime Income® Funds in which these Investments Options invest are: Fidelity VIP Freedom Lifetime Income® I Portfolio ("Lifetime Income I Fund"); Fidelity VIP Freedom Lifetime Income® II Portfolio ("Lifetime Income II Fund"); and Fidelity VIP Freedom Lifetime Income® III Portfolio ("Lifetime Income III Fund"). Five of the investment options (the "FundsManager Investment Options") each invests in a single Fidelity VIP FundsManager® Portfolio. The Fidelity VIP FundsManager® Portfolios in which these Investment Options invest are Fidelity VIP FundsManager® 20% Portfolio ("FundsManager 20% Portfolio"), Fidelity VIP FundsManager® 50% Portfolio ("FundsManager 50% Portfolio"), Fidelity VIP FundsManager® 60% Portfolio ("FundsManager 60% Portfolio"), Fidelity VIP FundsManager® 70% Portfolio ("FundsManager 70% Portfolio"), and Fidelity VIP FundsManager® 85% Portfolio ("FundsManager 85% Portfolio"). The remaining Investment Option invests solely in the Fidelity VIP Money Market Portfolio ("Money Market Fund"). Collectively, the Fidelity VIP Freedom Lifetime Income® Funds, Fidelity VIP FundsManager® Portfolios, and the Fidelity VIP Money Market Fund are known as "the Funds."

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Your Contract will be invested in only one Investment Option at any time. Initially your Contract will be invested in the Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment".

Each Investment Option is a Subaccount of Fidelity Investments Variable Annuity Account I (the "Variable Account").

The investment adviser for each of the Fidelity VIP Freedom Lifetime Income® Funds and Fidelity VIP FundsManager® Portfolios is Strategic Advisers®, Inc., ("Strategic Advisers") an affiliate of Fidelity Management & Research Company. The investment adviser for the Fidelity VIP Money Market Fund is Fidelity Management & Research Company.

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2014. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling FILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 20

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Money Market Investment Option or the current prospectuses for all the Investment Options available in the contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Some aspects described in this prospectus may be covered under a pending patent application.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS:

Nationally 1-800-544-2442

Date: April 30, 2014

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Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	2
The Variable Account	2
Financial Statements	3
The Funds	3
The Investment Advisers	4
Facts About the Contract
Purchase of a Contract	4
Free Look Privilege	5
Investment Allocation of Your Purchase Payment	5
Exchanges	5
Charges	7
Annuity Income Dates	8
Signature Guarantee or Customer Authentication	8
Death Benefit	8
Annuity Income	8
Benchmark Rate of Return	9
Comparing Withdrawal Period to Guarantee Period	10
Frequency of Annuity Income Dates	10
Choosing Your Annuity Income Option	10
Annuity Income Options Without a Withdrawal Period	10
Guarantee Period	11
Annuity Income Options With a Withdrawal Period	11
Withdrawal Provisions	12
Reports	13
More About the Contract
Tax Considerations	14
Other Contract Provisions	16
Selling the Contracts	18
Postponement of Benefits	18
More About the Variable Account and the Funds
Changes in Investment Options	18
Total Return for an Investment Option	19
Voting Rights	19
Litigation	19
Table of Contents of the Statement of Additional Information	20

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Glossary

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Annuitant(s) - You are the Annuitant. You may designate a Joint Annuitant on your application. If there is a Joint Annuitant, you and the Joint Annuitant together are the Annuitants. You receive lifetime annuity income. For a Qualified Contract, all annuity income during your lifetime must be received only by you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. Either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date. To have a Withdrawal Period, either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and the Contract must be a Qualified Contract. For a Qualified Contract, you must also be the sole Owner.

Annuity Income Dates - The dates on which we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semiannual, or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of annuity income for an Investment Option.

Benchmark Rate of Return - The 3.5% annualized return that is assumed in the calculation of each amount of annuity income.

Beneficiary(ies) - The person(s) you designate to receive any payments under this Contract only when all Annuitants are no longer living. A Beneficiary who makes a timely election may choose to receive a lump sum instead of any remaining periodic annuity income.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A variable immediate annuity contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Exchange - A transfer from one Investment Option to another.

Funds - Lifetime Income I Fund, Lifetime Income II Fund, Lifetime Income III Fund, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, and Money Market Fund.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

Joint Annuitant - For a Qualified Contract, the Joint Annuitant (if any) (1) receives lifetime annuity income when you are no longer living; and (2) may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant (1) will receive annuity income jointly with you in accordance with the terms of the Contract, and (2) may be an Owner, but does not have to be an Owner.

For both Qualified Contracts and Non-qualified Contracts, either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

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Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner - You, the Annuitant, are an Owner. For a Qualified Contract, you must be the sole Owner. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under section 408(b) of the Code.

Subaccounts - Divisions of the Variable Account. Each Subaccount invests in the shares of one corresponding Fund.

Total Return - The investment performance of an Investment Option after all expenses.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal Period - You may choose on your application to have a Withdrawal Period if your Contract is a Qualified Contract. A Withdrawal Period is a period of time you can take money out of your Contract. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s) expressed in whole numbers. The maximum length of your Contract's Withdrawal Period is limited by the Code. If no withdrawals are made from your Contract, the Withdrawal Period will operate as a Guarantee Period. A withdrawal made after the fifth anniversary of the first Annuity Income Date may shorten the Withdrawal Period. A Contract with a Withdrawal Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period.

Withdrawal Value - The total amount available for you to take out of your Contract.

You - You are the Annuitant and an Owner.

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Summary of the Contract

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Purpose

This variable annuity contract is designed to provide periodic annuity income for your life, or for your life and the life of a Joint Annuitant you name on the application. If you choose to have a Withdrawal Period (which is available only for Qualified Contracts) and withdrawals are made from your Contract, annuity income may not last as long as it would have otherwise. If you do not choose to have a Withdrawal Period, you may choose to have a guaranteed minimum number of years of annuity income. You may select from a number of annuity income options. See Annuity Income Options. Annuity income varies from one Annuity Income Date to the next. See Annuity Income.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any, unless you choose to have a Withdrawal Period and withdrawals are made from your Contract. (Note that withdrawals made before age 59 ½ may result in a federal penalty tax. See Penalty Tax on Premature Distributions.) We do not guarantee the amount of annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

Purchase of Contract

A Qualified Contract is an Individual Retirement Annuity that you purchase with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. A Non-qualified Contract may be purchased with money from any source. You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. FILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

Investment Options

Initially your Contract will be invested in the Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment". You may only invest in one Investment Option at any time.

There are nine Investment Options: Lifetime Income I Fund; Lifetime Income II Fund; Lifetime Income III Fund; FundsManager 20% Portfolio; FundsManager 50% Portfolio; FundsManager 60% Portfolio; FundsManager 70% Portfolio; FundsManager 85% Portfolio; and Money Market Fund. Each invests in the Fund with the corresponding name.

The amount of annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Option in which you invest.

Free Look Privilege

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. Together with your Contract, we will send you a letter containing the date on which your free look period ends.

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in your Contract. Your Contract constitutes the entire agreement between you and FILI and should be retained.

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Fee Table

The following tables describe the fees and expenses that you will pay while owning the Contract. The first table describes the fees and expenses you will pay at the time you buy the Contract or make Exchanges between Investment Options. Note that we may deduct premium taxes from your Purchase Payment before issuing your Contract.

Contract Owner Transaction Expenses	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund Fees and Expenses

Annual Contract Fee	None
Separate Account Annual Expenses (as a percentage of Fund average net assets)
Mortality and Expense Risk Charge	0.50%
Administrative Charges	0.10%
Total Separate Account Annual Fees	0.60%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.28%	0.96%

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Facts about Fidelity Investments Life,
the Variable Account, and the Funds

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FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. Our principal executive offices are located at 100 Salem Street, Smithfield, Rhode Island 02917. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I was established as a separate investment account on July 22, 1987. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of FILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. FILI is obligated to provide all benefits under the Contracts.

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There are nine Subaccounts (also called Investment Options) available for long term investment. Each Subaccount invests in Investor Class shares of a single Fund. The Funds in which the Subaccounts invest are Lifetime Income® I Fund, Lifetime Income® II Fund, Lifetime Income® III Fund, FundsManager® 20% Portfolio, FundsManager® 50% Portfolio, FundsManager® 60% Portfolio, FundsManager® 70% Portfolio, FundsManager® 85% Portfolio, and Money Market Fund.

FINANCIAL STATEMENTS

Financial statements for FILI and the Variable Account appear in the Statement of Additional Information ("SAI").

THE FUNDS

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Advisor; however, the performance of such funds may differ significantly.

Principal Investment Strategies

Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund each seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond.

Strategic Advisers invests each Fidelity VIP Freedom Lifetime Income Fund's assets in a combination of Fidelity VIP Funds: domestic equity funds, international equity funds, bond funds, and short-term funds. The Fidelity VIP Freedom Lifetime Income Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each Fidelity VIP Freedom Lifetime Income Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Lifetime Income III Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income II Fund, and Lifetime Income II Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income I Fund.

Lifetime Income I Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born before 1939. The target asset allocation of Lifetime Income I Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 15% in domestic equity funds, 5% in international equity funds, 65% in bond funds, and 15% in short-term funds (approximately between 2015 and 2020).

Lifetime Income II Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1940 and 1949. The target asset allocation of Lifetime Income II Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 15% in domestic equity funds, 5% in international equity funds, 65% in bond funds, and 15% in short-term funds (approximately between 2025 and 2030).

Lifetime Income III Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1950 and 1959. The target asset allocation of Lifetime Income III Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 15% in domestic equity funds, 5% in international equity funds, 65% in bonds funds, and 15% in short-term funds (approximately between 2035 and 2040).

Approximately one to three years after the ultimate target asset allocation of Lifetime Income II Fund matches the ultimate target asset allocation of Lifetime Income I Fund, we expect that Lifetime Income II Fund will be combined with Lifetime Income I Fund. Those invested in Lifetime Income II Fund will be automatically invested in Lifetime Income Fund I. Lifetime Income II Fund would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income II Fund would thereafter be based on the investment performance of Lifetime Income I Fund.

Similarly, approximately one to three years after the ultimate target asset allocation of Lifetime Income III Fund matches the ultimate target asset allocation of Lifetime Income I Fund, we expect that it will be combined with Lifetime Income I Fund. Those invested in Lifetime Income Fund III will be automatically invested in Lifetime Income Fund I. Lifetime Income Fund III would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income III Fund would be based on the investment performance of Lifetime Income I Fund.

The FundsManager Investment Options normally invest in a combination of underlying Fidelity retail and VIP funds. Strategic Advisers, Inc., invests each Fidelity VIP FundsManager Portfolio in a combination of funds which include domestic equity funds, international equity funds, fixed income funds, and money market funds. Each fund's assets are invested according to the fund's approximate target asset allocation to equity funds reflected in its name.

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FundsManager® 20% Portfolio seeks high current income and, as a secondary objective, capital appreciation. The target asset allocation of FundsManager® 20% Portfolio is approximately 14% domestic equity funds, 6% international equity funds, 50% fixed-income funds and 30% money market funds.

FundsManager® 50% Portfolio seeks high total return. The target asset allocation of FundsManager® 50% Portfolio is approximately 35% domestic equity funds, 15% international equity funds, 40% fixed-income funds, and 10% money market funds.

FundsManager® 60% Portfolio seeks high total return. The target asset allocation of FundsManager® 60% Portfolio is approximately 42% domestic equity funds, 18% international equity funds, 35% fixed-income funds, and 5% money market funds.

FundsManager® 70% Portfolio seeks high total return. The target asset allocation of FundsManager® 70% Portfolio is approximately 49% domestic equity funds, 21% international equity funds, 25% fixed-income funds, and 5% money market funds.

FundsManager® 85% Portfolio seeks high total return. The target asset allocation of FundsManager® 85% Portfolio is approximately 60% domestic equity funds, 25% international equity funds, and 15% fixed-income funds.

The Money Market Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity. Fidelity Management & Research Company's principal investment strategies for the Money Market Fund include: (1) investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements; (2) potentially entering into reverse repurchase agreements; (3) investing more than 25% of total assets in the financial services industries; and (4) investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442 or visiting Fidelity.com.

THE INVESTMENT ADVISERS

Strategic Advisers®, Inc.

Strategic Advisers is each Fidelity VIP Freedom Lifetime Income Fund's and each Fidelity VIP FundsManager Portfolio's investment manager. As the manager, Strategic Advisers administers the asset allocation program for each Fidelity VIP Freedom Lifetime Income Fund and each Fidelity VIP FundsManager Portfolio.

Fidelity Management & Research Company

Fidelity Management & Research Company, an affiliate of Strategic Advisers, is the manager of each mutual fund in which the Fidelity VIP Freedom Lifetime Income Funds and Fidelity VIP FundsManager Portfolios invest, and is responsible for choosing each of those funds' investments and handling its business affairs. Fidelity Management & Research Company is also the investment adviser for the Fidelity VIP Money Market Fund.

The address of Strategic Advisers and Fidelity Management & Research Company is 245 Summer Street, Boston, Massachusetts 02210.

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Facts About the Contract

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PURCHASE OF A CONTRACT

We offer Contracts only in states in which we have obtained approval. You may purchase a Qualified Contract only with money transferred from an IRA or rolled over from a qualified retirement plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

• The minimum Purchase Payment for a Contract is generally $25,000.

• You are the Annuitant. For a Qualified Contract, you must be the sole Owner of the Contract. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

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• You or the Joint Annuitant must be no more than 85 years old. To have a Withdrawal Period, you or the Joint Annuitant must be no more than 72 years old on the Contract Date, and your Contract must be a Qualified Contract.

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

• Application and Purchase Payment

When we receive your properly completed application, we will apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.

The date your Contract becomes effective is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the free look period, together with a written cancellation request. You may not do this by telephone, fax or through the internet. In accordance with applicable federal and state laws, we will promptly refund either (1) your Purchase Payment (without interest), or (2) the amount of your Purchase Payment plus or minus the investment performance of your Contract. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. This provision may vary by state where required by applicable state insurance law. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

For most Contracts (other than replacements), we estimate the free look right to be in existence for 15 calendar days after the Contract is mailed to you. If your free look period ends on a non-business day, the next business day will be used. Together with your contract, we will send you a letter containing the date on which your free look period ends.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

During part or all of your free look period, your entire Purchase Payment (less any deduction for taxes) will be allocated to the Money Market Investment Option. If the free look period for your Contract is 15 days or less, you will be entirely invested in the Money Market Investment Option for the entire free look period. If the free look period for your Contract is longer than 15 days, you will be entirely invested in the Money Market Investment Option for either 15 days or the length of time that applicable law requires that we return at least the amount of your Purchase Payment, whichever is longer. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may Exchange from one Investment Option to another up to four times each calendar year.

EXCHANGES

You may Exchange from one Investment Option to another up to four times each calendar year. Each Exchange must be with respect to all your annuity income. There are no partial Exchanges. All Exchanges will be effected based on the Annuity Income Unit values of the Investment Options at the time of the Exchange, and the total dollar value of your units will be the same immediately before and immediately after the Exchange.

  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet. We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

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We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Money Market Fund and FundsManager Portfolios are also available for use in products issued by other insurance companies. There is a significant risk that that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

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Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions

FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Annuity payments will not count toward an Investment Option's roundtrip limits;

(3) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Annuity Income Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

CHARGES

The following are all the charges we make under the Contract.

1. Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, we will deduct any amount needed to provide for the applicable premium taxes from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Money Market Investment Option.

2. Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of each Investment Option at an effective annual rate of 0.10%. We guarantee this charge will never increase.

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3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.50%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. FILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts.

4. Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. Other Taxes. FILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See FILI's Tax Status.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will calculate the amount of annuity income on the next day it is open. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semiannual, or annual annuity income.

Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Fidelity Investments Life from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of Contract Ownership.

2. In any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

A customer authentication can be obtained only at a Fidelity Investments Investor Center.

DEATH BENEFIT

If no Annuitant lives to the first Annuity Income Date, the Contract will terminate and we will make a payment equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. We will also adjust any Guarantee Period or Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This will usually result in greater annuity income.

ANNUITY INCOME

All income under the Contract will vary from one Annuity Income Date to the next according to the investment experience of the Investment Option in which you are invested.

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All references to annuity income and the guaranteed duration of annuity income are subject to the limitation stated on page 1 of the prospectus: "We do not guarantee the amount of annuity income." Annuity income may increase or decrease. Annuity income will end in the unlikely event that the value of every security held in the Investment Option in which you are invested is reduced to zero.

Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Annuity Income Options.

Your Purchase Payment (less any deduction for taxes) will initially purchase units of the Money Market Investment Option. The number of units will depend on (a) your age and, unless prohibited by applicable state law, sex (and the age and sex of the Joint Annuitant, if any); (b) the annuity income option; (c) the frequency of Annuity Income Dates; (d) the first Annuity Income Date; (e) the value of the units on the date your Contract becomes effective. The value of the units reflects the investment performance of the Money Market Investment Option.

Your units of the Money Market Investment Option will be exchanged automatically for Annuity Income Units in the Investment Option you choose on your application. The total dollar value of your units will be the same immediately before and immediately after the exchange. The date on which this will occur will depend on the free look provision of your Contract, which varies by state.

During part or all of your free look period, your entire Purchase Payment (less any deduction for taxes) will be allocated to the Money Market Investment Option. If the free look period for your Contract is 15 days or less, you will be entirely invested in the Money Market Investment Option for the entire free look period. If the free look period for your Contract is longer than 15 days, you will be entirely invested in the Money Market Investment Option for either 15 days or the length of time that applicable law requires that we return at least the amount of your Purchase Payment, whichever is longer. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Option that is in accordance with your most recent allocation instructions.

FILI calculates the amount of your annuity income based on the number of Annuity Income Units you have. At the close of business on each Annuity Income Date the number of Annuity Income Units is multiplied by the value of an Annuity Income Unit for that Investment Option. The result is the amount of annuity income for that Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

Annuity income decreases upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Annuity Income Options.

The value of an Annuity Income Unit is affected by the expenses of the Funds, the mortality and expense risk charge, and the administrative charge. See Charges. We calculate Annuity Income Unit values for each Investment Option at the close of each Valuation Period. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

The Annuity Income Unit value for an Investment Option for any Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Income Unit Value is being calculated;

(b) is the Annuity Income Unit Value for the preceding Valuation Period; and

(c) is the daily Benchmark Rate of Return factor of 0.99990575, adjusted for the number of days in the Valuation Period.

The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that your Contract will earn the Benchmark Rate of Return, which is 3.5% per year. Assuming that you do not make any withdrawals, if the annualized investment return of your Contract is greater than the benchmark between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

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Annuity income will vary from one Annuity Income Date to the next. If you do not make any withdrawals from one Annuity Income Date to the next, then annuity income will (a) increase if the annualized investment return for your Contract is greater than the Benchmark Rate of Return, and (b) decrease if the annualized investment return for your Contract is less than the Benchmark Rate of Return.

COMPARING WITHDRAWAL PERIOD TO GUARANTEE PERIOD

On your application you have a choice among a number of annuity income options. See Annuity Income Options. You may also choose to have either a Withdrawal Period or a Guarantee Period, but not both. Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

With a Withdrawal Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. A withdrawal may cause the Withdrawal Period to shorten or end.

With a Guarantee Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period. With a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change.

FREQUENCY OF ANNUITY INCOME DATES

For any annuity income option, you choose on your application whether to receive annuity income monthly, quarterly, semiannually, or annually. The more frequent the Annuity Income Dates, the lower the annuity income on each Annuity Income Date. You cannot change the frequency of annuity income later. The options FILI currently offers are described below.

CHOOSING YOUR ANNUITY INCOME OPTION

You choose your annuity income option on your application. You cannot change it later. You may choose an annuity income option only if it has been approved for sale by the insurance department in your state.

If you purchase a Qualified Contract and choose to have a Guarantee Period or a Withdrawal Period, the number of years may have to be limited in order to satisfy certain minimum distribution requirements of the Code. If you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select under a Qualified Contract may be limited, depending on the difference in ages between you and the Joint Annuitant.

ANNUITY INCOME OPTIONS WITHOUT A WITHDRAWAL PERIOD

Option 1. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income.

Option 2. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

Options 3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds or one-half of the amount that it would have been were you both still alive.

Option 4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, but Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds or one-half of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

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For Options 2, 3 and 4, if either Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

GUARANTEE PERIOD

If you select annuity income option 1, 2, 3 or 4 on your application, you may also choose to have a Guarantee Period. A Guarantee Period may not be less than five years, or more than forty-five years, and the maximum Guarantee Period you can choose is subject to limits contained in the Code. Upon request we will inform you of the maximum length your Guarantee Period can be. A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. Otherwise the Beneficiary will receive annuity income for the remainder of the Guarantee Period.

The Code limits the maximum length of any Guarantee Period for a Qualified Contract. If you purchase a Qualified Contract and choose to have a Guarantee Period, you cannot also have a Withdrawal Period. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you purchased an otherwise identical Contract without the Guarantee Period.

If you choose Option 2, 3 or 4 with a Guarantee Period and either you or the Joint Annuitant dies before the first Annuity Income Date we will shorten the Guarantee Period, if necessary to comply with the Code, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

Lump Sum Payments. We will pay a lump sum if the Guarantee Period has not ended and one of the following conditions exists: (a) a Beneficiary elects a lump sum on the death of the last surviving Annuitant; (b) a Beneficiary receiving annuity income dies; or (c) the last surviving Annuitant dies and there is no surviving Beneficiary. For (b), we will pay the Beneficiary's estate. For (c), we will pay the estate of the Annuitant who died last.

A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If we believe that the first annuity income amount due to any Beneficiary will be less than $50, we may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

ANNUITY INCOME OPTIONS WITH A WITHDRAWAL PERIOD

Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

Option 5. Single Life Annuity with Withdrawal Period. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

Option 6. Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Period. If you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a Withdrawal Period. We will also adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income.

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If the last surviving Annuitant dies on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

WITHDRAWAL PROVISIONS

If you have purchased a Contract with a Withdrawal Period, you can make withdrawals from your Contract by writing to our Annuity Service Center. See How to Make Withdrawals.

The amount you can withdraw will depend on when you make the withdrawal and the investment experience of your Contract. See Withdrawal Value.

The length of time you can make withdrawals is called the Withdrawal Period. See Withdrawal Period.

Certain withdrawals will have the effect of ending your Contract, i.e. there will be no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of annuity income. See Effect of Withdrawals.

How to Make Withdrawals

All withdrawal instructions must be in writing and be received at our Annuity Service Center. You may make a partial or full withdrawal of the Withdrawal Value. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal on or before the fifth anniversary of your Contract's first Annuity Income Date that would reduce your annuity income below $1,200 per year at the time of the withdrawal.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your Contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal Period

The Internal Revenue Service ("IRS") has issued regulations under section 401(a)(9) of the Internal Revenue Code that apply to Qualified Contracts. If you take a withdrawal from a Qualified Contract with a Withdrawal Period, it is unclear whether any portion of the money you receive from the Contract during the year can be rolled over tax-free to another IRA or eligible retirement plan. See Tax Considerations.

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants, expressed in whole numbers. The maximum length of any Withdrawal Period is limited by the Code and the regulations under section 401(a)(9) of the Code. A Contract with a Withdrawal Period will provide slightly less annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period. The shorter your Withdrawal Period, the greater the difference in income.

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If no withdrawals are made from your Contract, then your Contract will provide annuity income for the entire Withdrawal Period. In this respect, the Withdrawal Period works like a Guarantee Period, i.e. annuity income would be guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described in Effect of Withdrawals below.

Effect of Withdrawals

Withdrawals made during the first five years after the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, withdrawing all of the Withdrawal Value on or before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

  Full Withdrawals During First Five Years

If you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

• Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining annuity income will be reduced.

• Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining annuity income will be reduced, and the Withdrawal Period will be shortened.

For both full and partial withdrawals made after the first five years, the value of the reduced annuity income plus the amount of the withdrawal will be equivalent to the value of the annuity income just prior to the withdrawal. The value of the reduced annuity income must comply with the IRS required minimum distributions rules, and this may result in further reductions in future annuity income payments than described in this section. The Company will determine equivalence using modified insurance industry mortality tables.

REPORTS

We will send you a statement showing the number of Annuity Income Units in your selected Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter. If your Contract has a Withdrawal Period, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies, as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. All reports will be sent without charge to your last known address.

In addition, we will furnish such annual calendar year reports concerning the status of your Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of the Internal Revenue Service.

Contract owners have access to their contract information online at Fidelity.com.

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More About the Contract

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TAX CONSIDERATIONS

The Contracts in General

Qualified Contracts are intended to qualify as Individual Retirement Annuities under section 408(b) of the Code. Non-qualified Contracts are intended to qualify as annuities under section 72 of the Code. You should seek competent advice as to the tax consequences associated with the use of a Contract.

Owner and Annuitant

You must be both an Owner and the Annuitant of a Contract, and, except as otherwise provided by applicable federal tax law, you must remain as both Owner and Annuitant. For a Qualified Contract, you must be the sole Owner, and, if you name a Joint Annuitant, all annuity income distributions made while you are alive must be made to you.

Nontransferable and Nonforfeitable

Your interest under a Qualified Contract is nontransferable, and except as provided by law, is nonforfeitable.

No Use of Contract as Loan Collateral

You may not use your Contract as collateral for a loan. Any attempt to do so will be void.

Single Premium Contract

The Contract is a single premium contract. You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000. You may purchase a Qualified Contract only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

Treatment of Distributions

Distributions from Qualified Contracts. Your Qualified Contract must satisfy certain minimum distribution requirements under the Code and the regulations under the Code. These requirements affect when distributions must begin and the form in which distributions must be paid. For Qualified Contracts, distributions of minimum amounts specified in the tax law must generally begin by April 1 of the year following the year in which you reach age 70 1/2. The length of any Guarantee Period or Withdrawal Period may need to be limited in certain circumstances to satisfy the minimum distribution requirements. For Qualified Contracts, failure to comply with these minimum distribution requirements will result generally in the imposition of an excise tax equal to 50% of the amount by which a required minimum distribution exceeds the amount actually distributed. In order to satisfy the minimum distribution requirements, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant.

Your Qualified Contract might have a Withdrawal Period, during which you may withdraw part or all of the Contract's Withdrawal Value. If you take a withdrawal, it is unclear what portion of the money you receive from your Contract during the year will be considered necessary to meet your minimum required distributions for the year, and thus will be ineligible to be rolled over tax-free within 60 days to another IRA or eligible retirement plan. Due to this uncertainty, we will not process direct transfers to another IRA and will treat all withdrawals of the Withdrawal Value from a Qualified Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount from a Qualified Contract with the intention of rolling it over to another arrangement.

In addition, distributions from a Qualified Contract other than required minimum distributions and distributions of any after-tax amounts generally may be rolled over tax-free within 60 days to a qualified plan under section 401(a) of the Code, a qualified annuity under section 403(a) of the Code, a tax-sheltered annuity contract under section 403(b) of the Code, a custodial account under section 403(b)(7) of the Code, a governmental plan under section 457(b) of the Code, or an IRA.

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After-Tax Contributions

To the IRS we will report all distributions from your Qualified Contract as being fully taxable to you. If your Purchase Payment for a Qualified Contract includes any "after-tax" amounts (i.e. amounts that were neither deductible when made nor excludable from income), you will need to keep track of these amounts in your Contract and file a Form 8606 with the IRS in order that you may calculate and claim on your income tax return the non-taxable portion of distributions from your Contract.

Distributions from Non-qualified Contracts

For a Non-qualified Contract, the portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option that you choose, but generally is the excess of the distribution over the "exclusion amount" as defined in the tax law. The exclusion amount is generally the "investment in the contract" adjusted for any Guarantee Period, divided by the expected number of periodic annuity income distributions (as determined under Treasury Department regulations). After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income.

If annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

If your Contract has a Guarantee Period and neither you nor any Joint Annuitant lives to the end of that period, any remaining annuity income distributions made to a Beneficiary are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

Penalty Tax on Premature Distributions

In general, in the case of a distribution from an IRA, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income will be imposed unless the distribution: (1) is made on or after the Owner attains age 59 ½, (2) is part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law); or (3) satisfies some other exception to the penalty tax.

Annuity income distributions from a Contract typically are not subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 ½. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 ½, a withdrawal that is made either before age 59 ½ or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal.

It is unclear at this time whether annuity income payments under a Non-qualified Contract to a recipient who is not yet age 59 ½ satisfy an exception to the penalty tax. If you expect that you or any Joint Annuitant will receive annuity income before reaching age 59 ½, you should consult with a tax advisor.

Aggregation of Contracts

In certain circumstances where you purchase a Non-Qualified Contract together with another non-qualified annuity contract, the IRS may determine the amount of an annuity income payment that is includible in gross income by combining your Non-Qualified Contract with the other non-qualified annuity contract. If you purchase a Qualified Contract, Federal tax law requires that for purposes of determining the taxable portion of a distribution from an IRA, you must treat (1) all IRAs owned by you as one contract, (2) all IRA distributions during the taxable year as one distribution, and (3) the value of the contract, the income on the contract, and investment in the contract are computed as of the end of the year.

Federal Income Tax Withholding and Reporting

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate will apply to the taxable portion of any withdrawal if you have not specified another rate. You are liable for payment of federal income on the taxable portion of any distribution from a Contract whether or not federal income tax is withheld. FILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

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Diversification Requirements

For a Non-qualified Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified". The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified". If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although FILI does not control the investments of the Funds, FILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified".

Ownership Treatment

In certain circumstances, Owners may be considered the owners, for Federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the assets of the Variable Account would be includible in the Owners' gross income. We reserve the right to modify the Contracts as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. The discussion in these Tax Considerations of the tax consequences of owning a Contract assumes that the Contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the assets of the Variable Account.

Fidelity Investments Life's Tax Status

FILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited to Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax advisor should always be consulted regarding the application of law to individual circumstances.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

The above discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under a Contract. Also, this discussion does not address estate tax issues that might arise due to your death or the death of a Joint Annuitant. Your particular situation and the particular situation of the Joint Annuitant, if any, and each Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner(s). Before a Contract is issued, the Owner(s) acting together have the right to (a) choose an annuity income option; (b) choose an Investment Option; (c) name the Beneficiary or Beneficiaries; and (d) select the first Annuity Income Date and the frequency of annuity income distributions. For a Non-qualified Contract with one Owner, the Owner may also name a Joint Annuitant, but there is no requirement to have a Joint Annuitant.

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After a Contract is issued, the Owner(s) have the right to: (a) Exchange from one Investment Option to another (b) change any Beneficiary (except that an irrevocable Beneficiary may not be changed without that Beneficiary's consent); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

For a Non-qualified Contract with two Owners, either Owner may make an Exchange or give us voting instructions, but only both Owners acting together can cancel the Contract during the free look period or change a Beneficiary.

2. Annuitant. As Annuitant, you have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. Joint Annuitant.

For a Qualified Contract, the Joint Annuitant will receive annuity income only after your death, and only in accordance with the terms of the annuity income option you select. The Joint Annuitant may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant will receive annuity income jointly with you in accordance with the terms of the Contract. The Joint Annuitant may be an Owner, but does not have to be an Owner.

If the Joint Annuitant survives you, he or she will have the right to: (a) Exchange from one Investment Option to another; (b) change any Beneficiary (except an irrevocable Beneficiary); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

4. Beneficiary.

For All Contracts. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing.

If you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date, we will make a payment equal to your Purchase Payment to the Beneficiary or Beneficiaries. Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any), and (2) the Withdrawal Period or Guarantee Period (if any) has not ended, we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

Each Beneficiary receiving annuity income will have the right to instruct us how to vote Fund shares attributable to that income.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

For Contracts with a Guarantee Period. Each Beneficiary will receive his or her share of annuity income for the remainder of the Guarantee Period if you (and the Joint Annuitant, if any) die after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum, generally equal to the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

For Contracts with a Withdrawal Period. Each Beneficiary will receive his or her share of any remaining annuity income for the remainder of the Withdrawal Period if you and the Joint Annuitant (if any) die on or after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. The lump sum amount will be the Withdrawal Value of his or her share of annuity income.

If a Contract with a Withdrawal Period is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose to receive his or her share of the Withdrawal Value. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum equal to the Withdrawal Value of the Beneficiary's share of annuity income.

5. Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, FILI will change the benefits to those which would have been provided had the correct date(s) of birth and sex(es) been stated.

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If the misstatement is not discovered until after the first Annuity Income Date, FILI will take the following action: (1) if FILI provided too much annuity income, FILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on later Annuity Income Date(s) until it has recovered the excess; (2) if FILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. Assignment. The Contract may not be sold, assigned, discounted or pledged. Any attempt to do so will be void.

7. Dividends. The Contract is "non-participating." This means that there are no dividends. Annuity income will vary in amount with the investment results of the Investment Option to which you allocate your Purchase Payment.

8. Notification of Death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center, unless we have already received such proof. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying FILI of the death of the other. Each Beneficiary is responsible for notifying FILI of the death of the last surviving Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying FILI. If too much annuity income is provided because FILI is not notified of a death, FILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

9. Proof of Survival. Before making any payment that depends on a person being alive, we may require proof that the person is alive.

10. Protection of Proceeds. To the extent allowed by law, annuity income is not subject to the claims of creditors or to legal process.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR LLC, the parent company of FILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds. The principal business address of Fidelity Brokerage Services LLC is 900 Salem Street, Smithfield, Rhode Island 02917, and for Fidelity Distributors Corporation, 245 Summer Street, Boston, Massachusetts 02210. Fidelity Insurance Agency, Inc. receives sales compensation from FILI of not more than 0.10% of the reserves held to support the Contracts. Amounts paid by FILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of FILI, which may include proceeds derived from mortality and expense risk charges FILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. We will generally send any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any death benefit within seven days after we receive (1) due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract) and (2) any required tax withholding and other information. However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

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More About the Variable Account and the Funds

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CHANGES IN INVESTMENT OPTIONS

FILI has the right to eliminate any Investment Option, to combine Investment Options, or substitute a fund for the Fund in which an Investment Option invests. A substitution may become necessary if, in FILI's judgment, a Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Fund's investment objectives or restrictions, or because the Fund is no longer available for investment, or for some other reason. FILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

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FILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return reflects the investment performance of an Investment Option, less all expenses and charges, for the Valuation Period. FILI determines the Total Return of an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Fund are reinvested in shares of that Fund.

VOTING RIGHTS

FILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and FILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

FILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in the Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Fund. Fractional votes will be counted. FILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

FILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, FILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. FILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, FILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Funds, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, FILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. FILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If FILI ever disregards voting instructions, it will include a summary of its actions in the next semiannual report.

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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Table of Contents
of the Statement of Additional Information

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Withdrawal Value	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315
FFLI-PRO-0414
1.805451.111

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INDIVIDUAL RETIREMENT ANNUITY DISCLOSURE STATEMENT

1. This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Fidelity Investments Life Insurance Company ("FILI") as an Individual Retirement Annuity ("IRA annuity"). It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2. You are allowed to revoke or cancel your Contract within ten (10) days of the later of (1) the date of the application for the Contract; or (2) the date you receive the Contract. Upon revocation, FILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payments plus the investment performance of the Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, OH 45277-0050

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3. You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for contributions.

Investments

6. Your entire interest in the Contract is nonforfeitable.

7. The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8. A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9. If a distribution from the Contract is made before you attain age 59 ½, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

10. The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70 ½. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70 1/2, if later, and the owner's spouse is the sole beneficiary).

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Not Part of the Prospectus

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

11. Special rules apply with respect to rollovers and transfers from IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

12. You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

13. The Contract has not been approved as to form for use as an IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

14. Further information concerning IRAs and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

15. The Contract may cease to be an IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

16. The annuity income from your Purchase Payment allocated to the Investment Options will vary depending upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

17. As further described in the prospectus, the following are all the charges that FILI currently makes:

(a) Administrative Charge

 FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.10%.

(b) Mortality and Expense Risk Charge

 FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.50%.

(c) Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio.

FFLI

Not Part of the Prospectus

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY FREEDOM LIFETIME INCOME
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2014

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2014 without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Withdrawal Value	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

FFLI-PTB-0414
1.805450.111

You may purchase a Contract only with contributions rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA.

Investments by the Investment Options in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

WITHDRAWAL VALUE

If your Contract has a Withdrawal Period you should be aware of the following.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

Part A

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1) Start with Part A at the close of the prior Valuation Period.

(2) Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested. See Net Investment Factor on page 9 of the Prospectus.

(3) If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4) Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

Part B

Part B is based on the remainder of your Purchase Payment and reflects the portion of your Purchase Payment that provides annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1) Start with Part B at the close of the prior Valuation Period.

(2) Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested.

(3) Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4) Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and FILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2013 and for the each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Fidelity Investments Life Insurance Company provided herein.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2013, 2012 and 2011

TABLE OF CONTENTS PAGE(S)

Report of Independent Registered Public Accounting Firm 3

Consolidated Balance Sheets 5

Consolidated Statements of Comprehensive Income 5

Consolidated Statements of Stockholder's Equity 5

Consolidated Statements of Cash Flows 7

Notes to Consolidated Financial Statements 8 - 28

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (the "Company", a wholly-owned subsidiary of FMR LLC) and its subsidiary at December 31, 2013 and December 31, 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

April 23, 2014

The accompanying notes are an integral part of the consolidated financial statements

The accompanying notes are an integral part of the consolidated financial statements

The accompanying notes are an integral part of the consolidated financial statements

The accompanying notes are an integral part of the consolidated financial statements

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company ("FILI"), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company ("EFILI"), FILI's wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product funds (Investor Class), the Universal Institutional funds, the Wells Fargo Advantage Variable Trust funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt and equity securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents are comprised of amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $14,124,000 and $24,881,000 at December 31, 2013 and 2012, respectively. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $78,986,000 and $51,654,000 at December 31, 2013 and 2012, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, and administrative charges for variable annuity and life contract holders and also includes the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GMWB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and for the fixed portion of the variable income annuity products with insignificant amounts of life contingent benefits. Liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity product.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 - Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company's definition of internal replacements or changes in product benefits, features, rights or coverage during 2013, 2012 or 2011. During 2013 and 2012, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software under GAAP, which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. There were no capitalized software development costs reported in property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2013 and 2012, respectively. Depreciation expense on these capitalized software development costs were $0, $0, and $3,116,000 in 2013, 2012, and 2011, respectively.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The GAAP accounting guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities.

Adoption of New Accounting Pronouncements

In February 2013, the FASB issued new guidance that requires companies to present information about the reclassification adjustments from accumulated comprehensive income in a single note or on the face of the financial statements. The Company adopted this guidance effective January 1, 2013. The information required by this guidance was previously included in the consolidated statements of comprehensive income and therefore, the adoption of this guidance did not have a material impact on the consolidated financial statements.

On January 1, 2013, the Company adopted new guidance issued by the FASB, requiring companies to disclose both gross and net information about certain financial instruments including derivatives, resale and repurchase agreements, and securities lending transactions to the extent that they are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement. This guidance was effective for the Company beginning January 1, 2013 with retrospective application required. The Company's adoption of this guidance did not have an impact on the financial statements.

In June 2011, the FASB issued Accounting Standards Update ("ASU") 2011-05, "Presentation of Comprehensive Income," which requires an entity to report components of comprehensive income in either a single, continuous statement of comprehensive income or two separate but consecutive statements. Under the two statement approach, the first statement would include components of net income and the second statement would include components of OCI. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder's equity. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company adopted this guidance on January 1, 2012 and presents OCI as a single continuous statement. The adoption of this guidance did not impact the Company's results of operations and financial position.

In May 2011, the FASB issued amended guidance regarding fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, some of the amendments could change how the fair value measurement guidance is applied. In addition, the existing disclosure requirements for fair value measurements have been expanded. The amended guidance is effective for the Company beginning January 1, 2012. The Company adopted the guidance on January 1, 2012. The adoption affected disclosures but did not impact the Company's results of operations and financial position.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In October 2010, the FASB issued ASU 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts," which modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. An insurance entity may only capitalize incremental direct costs of contract acquisition, the portion of employees' compensation directly related to time spent performing specified acquisition activities for a contract that has actually been acquired, other costs related directly to specified activities that would not have been incurred had the acquisition contract transaction not occurred, and advertising costs that meet capitalization criteria in other GAAP guidance. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted the guidance prospectively on January 1, 2012. The adoption of this guidance did not have a material impact on the Company's consolidated results of operations and financial position.

In April 2010, the FASB issued guidance that effect consolidation analysis for investments held through the separate accounts of an insurance entity. An insurance entity should not consider any separate account interest held for the benefit of policy holders in an investment to be the issuer's interest and should not combine those interests with its general account interests in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder. The guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively applied to all prior periods upon adoption. The Company adopted this guidance effective January 1, 2011. The adoption of this guidance had no impact on the Company's consolidated financial statements.

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The Company adopted the required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity effective January 1, 2011. The adoption of this guidance is provided in Note 5 of the Company's consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. GUARANTEED BENEFITS

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate accounts. This guidance requires the establishment of a liability using a specified reserve methodology for contracts that contain death or other insurance benefits.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. These benefits are accounted for under this guidance as the benefits settle only upon an insurable event, such as death, or are life contingent.

3. GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

The reinsurance recoverables associated with the GMDB were $8,450,000 and $10,507,000 at December 31, 2013 and 2012, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% to 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 5.5% to 7.5% and 1.5% to 3.0%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated internal replacements vary from 4.0% to 4.5% depending on calendar year.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2013 and 2012. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

3. GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account:

For business issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the aforementioned reinsurance agreement terminated for new business effective March 31, 2009.

The reinsurance recoverables associated with the GMWB were $2,375,000 and $2,020,000 at December 31, 2013 and 2012, respectively.

3. GUARANTEED BENEFITS (CONTINUED):

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  Separate benefit ratios were calculated for single life and joint life policies.
  For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 7 ½ years from issue and age 59 ½.
  The mortality assumption is the Annuity 2000 Mortality Table.
  The lapse rates range from 2% to 8.5% with dynamic lapse reduction for contracts in the money.
  The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2013 and 2012:

4. INVESTMENTS:

The components of net investment income were as follows:

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

4. INVESTMENTS (CONTINUED):

There were no sales of equity securities during 2013, 2012 and 2011, respectively.

Realized investment losses as a result of other-than-temporary impairments in the value of investments were $39,000, $67,000, and $71,000 in 2013, 2012, and 2011, respectively. The Company held debt securities of $0 and $17,000 that were non-income producing for 2013 and 2012, respectively. There was $0, $5,000 and $0 of interest foregone by non-income producing securities for 2013, 2012 and 2011, respectively.

Net unrealized investment gains on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

Debt securities that have been in a continuous unrealized loss position as of December 31, 2013 were as follows:

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2012 were as follows:

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2013 and 2012. The majority of the securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2013. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date. Investments in below investment grade securities comprised approximately 7% of the total portfolio as of December 31, 2013. Unrealized losses on below investment grade securities were driven principally by changes in market yields.

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt and equity securities by type of issuer were as follows:

During 2013 and 2012, the Company recorded no OTTI for which an amount related to a credit loss was recognized in net realized investment gains and losses.

The amortized cost and fair value of debt securities at December 31, 2013, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

4. INVESTMENTS (CONTINUED):

At December 31, 2013 and 2012, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2013, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,693,000 and $2,719,000 respectively. At December 31, 2012, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,690,000 and $2,772,000 respectively.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its consolidated balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, equity securities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

5. FAIR VALUE MEASUREMENTS (CONTINUED):

The majority of available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value. Certain structured securities and corporate and other debt securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of:

5. FAIR VALUE MEASUREMENTS (CONTINUED):

The Company held no Level 3 assets during 2013. Transfers out of Level 3 corporate and other debt securities were the result of obtaining pricing from third party pricing services that could be validated.

Changes in Level 3 assets measured at fair value on a recurring basis during 2012 were as follows:

Transfers into Level 3 corporate and other debt securities were primarily the result of unobservable inputs and the use of broker dealer quotes that could not be validated when previously information from third party pricing services that could be validated was used.

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

5. FAIR VALUE MEASUREMENTS (CONTINUED):

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company's contract holder deposit fund liabilities for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company's net deferred tax asset were as follows:

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset as of December 31, 2013 and 2012, respectively.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

6. INCOME TAXES (CONTINUED):

FILI paid net federal and state income taxes of $19,785,000, $36,129,000, and $28,904,000 in 2013, 2012, and 2011, respectively.

The FASB provides guidance for the accounting for uncertainty in income taxes recognized in the Company's financial statements. The guidance allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties. The Company's management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2010. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service ("IRS") announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $9,258,000, $7,223,000 and $7,267,000 during 2013, 2012 and 2011, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. On December 20, 2012, The Company paid a $300,000,000 dividend to its parent, FMR LLC. Of the total dividend, $43,000,000 was an ordinary dividend and $257,000,000 was an extraordinary dividend. The dividend payment was approved by the Utah Insurance Department. The Company did not pay any dividends in 2013 or 2011.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $27,348,000, $24,143,000, and $22,290,000 in 2013, 2012 and 2011, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $20,835,000, $22,400,000, and $24,337,000 in 2013, 2012 and 2011, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. The Company entered into agreements with Pyramis Global Advisors Trust Company to provide investment and managerial advice. The Company incurred charges of $1,094,000, $1,156,000, and $1,206,000 in 2013, 2012 and 2011, respectively, for such services.

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company paid FMR LLC and its subsidiaries $31,783,000, $32,063,000, and $30,572,000 in 2013, 2012 and 2011, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days.

FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $1,561,000, $1,437,000, and $1,381,000 in 2013, 2012 and 2011, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC's Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $5,322,000, $3,894,000, and $3,699,000 in 2013, 2012 and 2011, respectively.

Effective February 28, 2009, FILI issued a $200,000,000 unsecured revolving line of credit to its parent, FMR LLC. The revolving line of credit agreement ("Agreement") was approved by the Utah Insurance Department and matures on an annual basis but may be extended for successive one year periods by mutual agreement of the parties, subject to the prior approval of the Utah Insurance Department. Under the terms of the agreement, FILI received a facility fee per year based on the unused amounts of the line of credit. In addition, FILI received annual interest on any advances made under the agreement at LIBOR (based on Bloomberg quotations) plus a spread. The Company earned facility fees of $109,000 and $142,000 in 2012 and 2011, respectively from FMR LLC. Effective December 20, 2012, the Agreement was terminated as a condition to the Utah Insurance Department's approval of the dividend payment to FMR LLC (See Note 7). There were no amounts advanced by FILI under the line of credit agreement during 2012 or 2011.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2013, 2012 and 2011, the Company decreased amortization by $2,862,000, $2,305,000, and $687,000 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2013). Sales of these two products were discontinued in May 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

10. REINSURANCE (CONTINUED):

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of these reinsurers.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through the date of this report and noted the following events requiring disclosure. These events do not result in an adjustment to the financial statements themselves.

Effective March 10, 2014, the Company donated certain appreciated debt securities with a fair value of $17.2 million to a qualified charitable organization. There were no donations in 2013, 2012 and 2011.

Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock VII LLC ("Feedstock") to the Company at its carrying value of $2.2 million. Feedstock is a special purpose entity which invests in certain qualified energy resources under Section 45 of the Internal Revenue Code ("IRC 45"). IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a 10 year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.

Feedstock entered into certain operating agreements to provide operational funding of a qualified facility through 2021. Feedstock's funding obligation is tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements. The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated.

FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock's eligibility to receive the expected tax credits. FMR LLC will continue to provide such guarantees subsequent to its contribution of Feedstock to the Company.

(Fidelity Cover Art)
Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2013
(art work)

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2013

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 326,274	$ 912,995	$ 127,302	$ 409,966	$ 470,308	$ 269,681	$ 427,743	$ 146,881
Receivable from FILI	4	0	29	0	73	0	41	0
Total assets	326,278	912,995	127,331	409,966	470,381	269,681	427,784	146,881
Liabilities:
Payable to FILI	0	5	0	0	0	0	0	0
Total net assets	$ 326,278	$ 912,990	$ 127,331	$ 409,966	$ 470,381	$ 269,681	$ 427,784	$ 146,881
Net Assets:
Fidelity Retirement Reserves	$ 300,601	$ 0	$ 98,635	$ 0	$ 403,418	$ 0	$ 385,788	$ 0
Fidelity Income Advantage	25,677	0	28,696	0	66,963	0	41,996	0
Fidelity Personal Retirement	0	908,384	0	409,966	0	269,681	0	146,881
Fidelity Freedom Lifetime Income	0	1,767	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	2,839	0	0	0	0	0	0
Total net assets	$ 326,278	$ 912,990	$ 127,331	$ 409,966	$ 470,381	$ 269,681	$ 427,784	$ 146,881
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	14,129	0	2,083	0	4,678	0	4,018	0
Unit Value	$ 21.27	$ 0.00	$ 47.34	$ 0.00	$ 86.23	$ 0.00	$ 96.00	$ 0.00
Fidelity Income Advantage:
Units Outstanding	1,243	0	624	0	799	0	450	0
Unit Value	$ 20.66	$ 0.00	$ 45.97	$ 0.00	$ 83.72	$ 0.00	$ 93.21	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	84,431	0	26,009	0	15,878	0	7,849
Highest Unit Value	$ 0.00	$ 11.39	$ 0.00	$ 20.93	$ 0.00	$ 26.22	$ 0.00	$ 27.63
Lowest Unit Value	$ 0.00	$ 9.99	$ 0.00	$ 13.23	$ 0.00	$ 15.88	$ 0.00	$ 17.86
Fidelity Freedom Lifetime Income:
Units Outstanding	0	160	0	0	0	0	0	0
Unit Value	$ 0.00	$ 11.06	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	244	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 9.87	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.51	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	46	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 9.78	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.43	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 79,160	$ 45,195	$ 178,565	$ 246,402	$ 386,682	$ 268,177	$ 120,888
Receivable from FILI	6	4	0	46	0	55	0
Total assets	79,166	45,199	178,565	246,448	386,682	268,232	120,888
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 79,166	$ 45,199	$ 178,565	$ 246,448	$ 386,682	$ 268,232	$ 120,888
Net Assets:
Fidelity Retirement Reserves	$ 72,863	$ 39,325	$ 0	$ 186,807	$ 0	$ 222,456	$ 0
Fidelity Income Advantage	6,303	5,874	0	59,641	0	45,776	0
Fidelity Personal Retirement	0	0	178,565	0	386,682	0	120,888
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 79,166	$ 45,199	$ 178,565	$ 246,448	$ 386,682	$ 268,232	$ 120,888
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,529	2,195	0	4,797	0	4,435	0
Unit Value	$ 47.66	$ 17.91	$ 0.00	$ 38.94	$ 0.00	$ 50.16	$ 0.00
Fidelity Income Advantage:
Units Outstanding	136	334	0	1,576	0	939	0
Unit Value	$ 46.28	$ 17.57	$ 0.00	$ 37.81	$ 0.00	$ 48.70	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	0	11,193	0	29,206	0	7,503
Highest Value	$ 0.00	$ 0.00	$ 21.33	$ 0.00	$ 14.42	$ 0.00	$ 19.82
Lowest Value	$ 0.00	$ 0.00	$ 15.37	$ 0.00	$ 11.09	$ 0.00	$ 13.99
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 1,182,356	$ 86,813	$ 53,782	$ 970,466	$ 888,842	$ 150,881	$ 1,663,002
Receivable from FILI	38	11	0	82	0	7	1
Total assets	1,182,394	86,824	53,782	970,548	888,842	150,888	1,663,003
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 1,182,394	$ 86,824	$ 53,782	$ 970,548	$ 888,842	$ 150,888	$ 1,663,003
Net Assets:
Fidelity Retirement Reserves	$ 396,000	$ 69,565	$ 0	$ 865,311	$ 0	$ 108,542	$ 0
Fidelity Income Advantage	59,028	17,259	0	105,237	0	42,346	0
Fidelity Personal Retirement	727,366	0	53,782	0	888,842	0	577,239
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	1,085,764
Total net assets	$ 1,182,394	$ 86,824	$ 53,782	$ 970,548	$ 888,842	$ 150,888	$ 1,663,003
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	7,258	2,088	0	12,904	0	4,246	0
Unit Value	$ 54.56	$ 33.32	$ 0.00	$ 67.06	$ 0.00	$ 25.56	$ 0.00
Fidelity Income Advantage:
Units Outstanding	1,114	533	0	1,615	0	1,706	0
Unit Value	$ 52.97	$ 32.35	$ 0.00	$ 65.11	$ 0.00	$ 24.82	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	39,973	0	3,228	0	47,175	0	32,840
Highest Value	$ 25.45	$ 0.00	$ 22.17	$ 0.00	$ 26.77	$ 0.00	$ 24.41
Lowest Value	$ 17.47	$ 0.00	$ 15.17	$ 0.00	$ 17.49	$ 0.00	$ 15.26
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	50,238
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 23.23
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 13.40
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	25,395
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 23.05
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 13.27
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 32,000	$ 97,349	$ 133,136	$ 118,704	$ 83,760	$ 114,008	$ 388,469	$ 413,891
Receivable from FILI	5	0	33	0	10	0	31	0
Total assets	32,005	97,349	133,169	118,704	83,770	114,008	388,500	413,891
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 32,005	$ 97,349	$ 133,169	$ 118,704	$ 83,770	$ 114,008	$ 388,500	$ 413,891
Net Assets:
Fidelity Retirement Reserves	$ 25,930	$ 0	$ 106,048	$ 0	$ 69,476	$ 0	$ 324,286	$ 0
Fidelity Income Advantage	6,075	0	27,121	0	14,294	0	64,214	0
Fidelity Personal Retirement	0	97,349	0	118,704	0	114,008	0	413,891
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 32,005	$ 97,349	$ 133,169	$ 118,704	$ 83,770	$ 114,008	$ 388,500	$ 413,891
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,083	0	3,740	0	3,217	0	9,019	0
Unit Value	$ 23.94	$ 0.00	$ 28.35	$ 0.00	$ 21.60	$ 0.00	$ 35.96	$ 0.00
Fidelity Income Advantage:
Units Outstanding	259	0	984	0	681	0	1,834	0
Unit Value	$ 23.44	$ 0.00	$ 27.53	$ 0.00	$ 20.97	$ 0.00	$ 34.98	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	4,741	0	6,332	0	5,767	0	21,157
Highest Value	$ 0.00	$ 30.73	$ 0.00	$ 26.10	$ 0.00	$ 34.03	$ 0.00	$ 28.86
Lowest Value	$ 0.00	$ 19.29	$ 0.00	$ 17.75	$ 0.00	$ 18.38	$ 0.00	$ 16.15
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 61,138	$ 86,833	$ 23,535	$ 46,875	$ 54,943	$ 110,744	$ 85,677	$ 96,642
Receivable from FILI	10	0	4	0	7	0	16	0
Total assets	61,148	86,833	23,539	46,875	54,950	110,744	85,693	96,642
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 61,148	$ 86,833	$ 23,539	$ 46,875	$ 54,950	$ 110,744	$ 85,693	$ 96,642
Net Assets:
Fidelity Retirement Reserves	$ 48,322	$ 0	$ 21,112	$ 0	$ 48,353	$ 0	$ 75,859	$ 0
Fidelity Income Advantage	12,826	0	2,427	0	6,597	0	9,834	0
Fidelity Personal Retirement	0	86,833	0	46,875	0	110,744	0	96,642
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 61,148	$ 86,833	$ 23,539	$ 46,875	$ 54,950	$ 110,744	$ 85,693	$ 96,642
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,163	0	1,147	0	2,447	0	2,484	0
Unit Value	$ 22.34	$ 0.00	$ 18.41	$ 0.00	$ 19.76	$ 0.00	$ 30.53	$ 0.00
Fidelity Income Advantage:
Units Outstanding	586	0	135	0	342	0	330	0
Unit Value	$ 21.89	$ 0.00	$ 17.96	$ 0.00	$ 19.27	$ 0.00	$ 29.78	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	4,609	0	2,644	0	5,373	0	5,402
Highest Value	$ 0.00	$ 37.93	$ 0.00	$ 19.20	$ 0.00	$ 39.01	$ 0.00	$ 24.21
Lowest Value	$ 0.00	$ 18.14	$ 0.00	$ 15.36	$ 0.00	$ 16.76	$ 0.00	$ 16.22
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 149,367	$ 348,400	$ 24,934	$ 54,149	$ 50,577	$ 116,944	$ 29,018	$ 98,967
Receivable from FILI	16	0	2	0	6	0	5	0
Total assets	149,383	348,400	24,936	54,149	50,583	116,944	29,023	98,967
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 149,383	$ 348,400	$ 24,936	$ 54,149	$ 50,583	$ 116,944	$ 29,023	$ 98,967
Net Assets:
Fidelity Retirement Reserves	$ 131,957	$ 0	$ 21,545	$ 0	$ 42,832	$ 0	$ 24,147	$ 0
Fidelity Income Advantage	17,426	0	3,391	0	7,751	0	4,876	0
Fidelity Personal Retirement	0	348,400	0	54,149	0	116,944	0	98,967
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 149,383	$ 348,400	$ 24,936	$ 54,149	$ 50,583	$ 116,944	$ 29,023	$ 98,967
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	4,607	0	1,862	0	1,239	0	1,105	0
Unit Value	$ 28.64	$ 0.00	$ 11.57	$ 0.00	$ 34.56	$ 0.00	$ 21.86	$ 0.00
Fidelity Income Advantage:
Units Outstanding	623	0	300	0	230	0	229	0
Unit Value	$ 27.93	$ 0.00	$ 11.28	$ 0.00	$ 33.70	$ 0.00	$ 21.32	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	13,509	0	4,475	0	5,091	0	4,609
Highest Value	$ 0.00	$ 35.72	$ 0.00	$ 24.55	$ 0.00	$ 34.19	$ 0.00	$ 37.01
Lowest Value	$ 0.00	$ 24.31	$ 0.00	$ 9.78	$ 0.00	$ 19.37	$ 0.00	$ 20.30
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 41,300	$ 127,117	$ 101,461	$ 872,839	$ 7,024	$ 15,290	$ 16,211	$ 80,713
Receivable from FILI	6	0	9	0	1	0	2	0
Total assets	41,306	127,117	101,470	872,839	7,025	15,290	16,213	80,713
Liabilities:
Payable to FILI	0	0	0	1	0	0	0	0
Total net assets	$ 41,306	$ 127,117	$ 101,470	$ 872,838	$ 7,025	$ 15,290	$ 16,213	$ 80,713
Net Assets:
Fidelity Retirement Reserves	$ 36,626	$ 0	$ 86,109	$ 0	$ 5,772	$ 0	$ 13,579	$ 0
Fidelity Income Advantage	4,680	0	15,361	0	1,253	0	2,634	0
Fidelity Personal Retirement	0	127,117	0	872,838	0	15,290	0	80,713
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 41,306	$ 127,117	$ 101,470	$ 872,838	$ 7,025	$ 15,290	$ 16,213	$ 80,713
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,475	0	4,876	0	356	0	886	0
Unit Value	$ 24.84	$ 0.00	$ 17.66	$ 0.00	$ 16.22	$ 0.00	$ 15.32	$ 0.00
Fidelity Income Advantage:
Units Outstanding	192	0	886	0	79	0	175	0
Unit Value	$ 24.33	$ 0.00	$ 17.32	$ 0.00	$ 15.95	$ 0.00	$ 15.06	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	7,818	0	58,891	0	905	0	5,063
Highest Value	$ 0.00	$ 34.37	$ 0.00	$ 17.25	$ 0.00	$ 28.08	$ 0.00	$ 30.29
Lowest Value	$ 0.00	$ 14.10	$ 0.00	$ 11.84	$ 0.00	$ 15.94	$ 0.00	$ 15.04
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 7,762	$ 17,633	$ 18,690	$ 65,290	$ 15,951	$ 75,655	$ 11,965	$ 56,010
Receivable from FILI	3	0	0	0	2	0	1	0
Total assets	7,765	17,633	18,690	65,290	15,953	75,655	11,966	56,010
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 7,765	$ 17,633	$ 18,690	$ 65,290	$ 15,953	$ 75,655	$ 11,966	$ 56,010
Net Assets:
Fidelity Retirement Reserves	$ 6,459	$ 0	$ 15,076	$ 0	$ 13,861	$ 0	$ 11,966	$ 0
Fidelity Income Advantage	1,306	0	3,614	0	2,092	0	0	0
Fidelity Personal Retirement	0	17,633	0	65,290	0	75,655	0	56,010
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 7,765	$ 17,633	$ 18,690	$ 65,290	$ 15,953	$ 75,655	$ 11,966	$ 56,010
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	478	0	918	0	727	0	868	0
Unit Value	$ 13.52	$ 0.00	$ 16.43	$ 0.00	$ 19.06	$ 0.00	$ 13.78	$ 0.00
Fidelity Income Advantage:
Units Outstanding	98	0	224	0	112	0	0	0
Unit Value	$ 13.29	$ 0.00	$ 16.15	$ 0.00	$ 18.74	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	1,208	0	3,681	0	3,793	0	4,120
Highest Value	$ 0.00	$ 23.28	$ 0.00	$ 31.83	$ 0.00	$ 31.18	$ 0.00	$ 14.56
Lowest Value	$ 0.00	$ 13.50	$ 0.00	$ 16.45	$ 0.00	$ 19.17	$ 0.00	$ 11.80
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 6,574	$ 16,205	$ 15,005	$ 55,875	$ 30,357	$ 88,922
Receivable from FILI	0	0	0	0	0	0
Total assets	6,574	16,205	15,005	55,875	30,357	88,922
Liabilities:
Payable to FILI	0	1	0	0	0	0
Total net assets	$ 6,574	$ 16,204	$ 15,005	$ 55,875	$ 30,357	$ 88,922
Net Assets:
Fidelity Retirement Reserves	$ 6,574	$ 0	$ 15,005	$ 0	$ 30,357	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	16,204	0	55,875	0	88,922
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 6,574	$ 16,204	$ 15,005	$ 55,875	$ 30,357	$ 88,922
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	447	0	958	0	1,895	0
Unit Value	$ 14.71	$ 0.00	$ 15.67	$ 0.00	$ 16.02	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	1,074	0	3,517	0	5,463
Highest Value	$ 0.00	$ 17.71	$ 0.00	$ 19.17	$ 0.00	$ 19.67
Lowest Value	$ 0.00	$ 12.94	$ 0.00	$ 13.75	$ 0.00	$ 13.94
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 29,388	$ 142,627	$ 16,215	$ 106,760	$ 17,116	$ 102,899
Receivable from FILI	0	0	0	0	0	0
Total assets	29,388	142,627	16,215	106,760	17,116	102,899
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 29,388	$ 142,627	$ 16,215	$ 106,760	$ 17,116	$ 102,899
Net Assets:
Fidelity Retirement Reserves	$ 29,388	$ 0	$ 16,215	$ 0	$ 17,116	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	142,627	0	106,760	0	102,899
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 29,388	$ 142,627	$ 16,215	$ 106,760	$ 17,116	$ 102,899
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,826	0	961	0	1,025	0
Unit Value	$ 16.09	$ 0.00	$ 16.87	$ 0.00	$ 16.69	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	8,641	0	6,194	0	5,995
Highest Value	$ 0.00	$ 21.17	$ 0.00	$ 22.57	$ 0.00	$ 23.49
Lowest Value	$ 0.00	$ 14.43	$ 0.00	$ 15.20	$ 0.00	$ 15.55
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 10,719	$ 22,497	$ 11,556	$ 42,099	$ 169,772	$ 626,292	$ 1,065,078
Receivable from FILI	0	8	3	4	0	15	64
Total assets	10,719	22,505	11,559	42,103	169,772	626,307	1,065,142
Liabilities:
Payable to FILI	2	0	0	0	0	0	0
Total net assets	$ 10,717	$ 22,505	$ 11,559	$ 42,103	$ 169,772	$ 626,307	$ 1,065,142
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 0	$ 36,085	$ 0	$ 58,548	$ 97,181
Fidelity Income Advantage	0	0	0	6,018	0	14,810	60,677
Fidelity Personal Retirement	0	0	0	0	169,772	546,954	874,596
Fidelity Freedom Lifetime Income	10,717	22,505	11,559	0	0	5,995	32,688
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 10,717	$ 22,505	$ 11,559	$ 42,103	$ 169,772	$ 626,307	$ 1,065,142
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	2,342	0	4,519	7,008
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 15.41	$ 0.00	$ 12.96	$ 13.87
Fidelity Income Advantage:
Units Outstanding	0	0	0	396	0	1,160	4,440
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 15.17	$ 0.00	$ 12.76	$ 13.65
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	9,367	41,644	59,197
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 29.63	$ 14.01	$ 18.07
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 15.97	$ 11.80	$ 13.69
Fidelity Freedom Lifetime Income:
Units Outstanding	718	1,450	702	0	0	499	2,542
Unit Value	$ 14.93	$ 15.51	$ 16.46	$ 0.00	$ 0.00	$ 12.01	$ 12.86
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 1,554,586	$ 788,675	$ 298,026	$ 23,702	$ 127,120	$ 19,598	$ 48,970
Receivable from FILI	32	17	15	3	0	3	0
Total assets	1,554,618	788,692	298,041	23,705	127,120	19,601	48,970
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 1,554,618	$ 788,692	$ 298,041	$ 23,705	$ 127,120	$ 19,601	$ 48,970
Net Assets:
Fidelity Retirement Reserves	$ 41,636	$ 56,175	$ 37,328	$ 20,645	$ 0	$ 17,837	$ 0
Fidelity Income Advantage	22,745	34,338	14,144	3,060	0	1,764	0
Fidelity Personal Retirement	498,440	694,336	242,218	0	127,120	0	48,970
Fidelity Freedom Lifetime Income	28,544	3,843	4,351	0	0	0	0
Fidelity Growth and Guaranteed Income	963,253	0	0	0	0	0	0
Total net assets	$ 1,554,618	$ 788,692	$ 298,041	$ 23,705	$ 127,120	$ 19,601	$ 48,970
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,205	4,003	2,676	1,174	0	1,005	0
Unit Value	$ 12.99	$ 14.03	$ 13.95	$ 17.58	$ 0.00	$ 17.74	$ 0.00
Fidelity Income Advantage:
Units Outstanding	1,769	2,485	1,029	176	0	101	0
Unit Value	$ 12.84	$ 13.82	$ 13.73	$ 17.34	$ 0.00	$ 17.50	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	34,693	45,192	15,479	0	7,031	0	2,565
Highest Value	$ 19.71	$ 20.99	$ 23.22	$ 0.00	$ 22.71	$ 0.00	$ 37.11
Lowest Value	$ 13.40	$ 14.64	$ 14.55	$ 0.00	$ 16.94	$ 0.00	$ 16.96
Fidelity Freedom Lifetime Income:
Units Outstanding	2,172	295	334	0	0	0	0
Unit Value	$ 13.14	$ 13.04	$ 13.01	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	41,037	0	0	0	0	0	0
Highest Value	$ 18.76	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 12.56	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	27,325	0	0	0	0	0	0
Highest Value	$ 18.61	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 12.44	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 4,159	$ 15,249	$ 9,173	$ 27,030	$ 94,823	$ 181,355
Receivable from FILI	1	0	0	0	8	2
Total assets	4,160	15,249	9,173	27,030	94,831	181,357
Liabilities:
Payable to FILI	0	0	5	0	0	0
Total net assets	$ 4,160	$ 15,249	$ 9,168	$ 27,030	$ 94,831	$ 181,357
Net Assets:
Fidelity Retirement Reserves	$ 3,699	$ 0	$ 8,686	$ 0	$ 47,992	$ 21,739
Fidelity Income Advantage	461	0	482	0	5,417	3,182
Fidelity Personal Retirement	0	15,249	0	27,030	41,422	156,436
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 4,160	$ 15,249	$ 9,168	$ 27,030	$ 94,831	$ 181,357
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	300	0	1,049	0	1,747	728
Unit Value	$ 12.32	$ 0.00	$ 8.28	$ 0.00	$ 27.47	$ 29.84
Fidelity Income Advantage:
Units Outstanding	38	0	59	0	203	110
Unit Value	$ 12.15	$ 0.00	$ 8.19	$ 0.00	$ 26.68	$ 28.98
Fidelity Personal Retirement:
Units Outstanding	0	1,057	0	2,658	3,220	11,296
Highest Value	$ 0.00	$ 30.82	$ 0.00	$ 22.68	$ 22.76	$ 18.04
Lowest Value	$ 0.00	$ 12.71	$ 0.00	$ 8.50	$ 11.05	$ 11.36
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Core Equity	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	Lazard - Retirement Emerging Markets	PVIT - Commodity Real Return
Assets:
Investments at market value	$ 39,363	$ 25,960	$ 33,780	$ 20,787	$ 153,568	$ 17,782
Receivable from FILI	2	3	4	4	3	0
Total assets	39,365	25,963	33,784	20,791	153,571	17,782
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 39,365	$ 25,963	$ 33,784	$ 20,791	$ 153,571	$ 17,782
Net Assets:
Fidelity Retirement Reserves	$ 11,806	$ 10,472	$ 29,060	$ 17,880	$ 25,582	$ 451
Fidelity Income Advantage	3,896	2,401	4,724	2,911	1,733	64
Fidelity Personal Retirement	23,663	13,090	0	0	126,256	17,267
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 39,365	$ 25,963	$ 33,784	$ 20,791	$ 153,571	$ 17,782
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	723	596	810	533	1,717	52
Unit Value	$ 16.32	$ 17.57	$ 35.86	$ 33.53	$ 14.90	$ 8.60
Fidelity Income Advantage:
Units Outstanding	246	141	136	89	118	7
Unit Value	$ 15.85	$ 17.06	$ 34.82	$ 32.56	$ 14.67	$ 8.57
Fidelity Personal Retirement:
Units Outstanding	1,736	1,070	0	0	8,810	1,986
Highest Value	$ 20.72	$ 17.87	$ 0.00	$ 0.00	$ 24.51	$ 8.71
Lowest Value	$ 12.17	$ 11.14	$ 0.00	$ 0.00	$ 11.36	$ 8.68
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return	Blackrock - Global Allocation V.I.	FTVIP - Global Bond Securities	FTVIP - U.S. Government
Assets:
Investments at market value	$ 540,924	$ 294,493	$ 671,286	$ 155,346	$ 124,637	$ 27,276
Receivable from FILI	1	3	0	0	0	0
Total assets	540,925	294,496	671,286	155,346	124,637	27,276
Liabilities:
Payable to FILI	0	0	1	0	0	1
Total net assets	$ 540,925	$ 294,496	$ 671,285	$ 155,346	$ 124,637	$ 27,275
Net Assets:
Fidelity Retirement Reserves	$ 42,422	$ 21,885	$ 41,690	$ 6,923	$ 7,074	$ 1,266
Fidelity Income Advantage	1,426	2,497	2,355	1,665	495	96
Fidelity Personal Retirement	497,077	270,114	627,240	146,758	117,068	25,913
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 540,925	$ 294,496	$ 671,285	$ 155,346	$ 124,637	$ 27,275
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,839	1,845	3,536	601	653	129
Unit Value	$ 11.05	$ 11.86	$ 11.79	$ 11.51	$ 10.83	$ 9.80
Fidelity Income Advantage:
Units Outstanding	130	212	201	145	46	10
Unit Value	$ 10.96	$ 11.76	$ 11.69	$ 11.47	$ 10.79	$ 9.76
Fidelity Personal Retirement:
Units Outstanding	44,852	23,100	53,504	12,617	10,698	2,617
Highest Value	$ 11.32	$ 12.15	$ 12.07	$ 11.65	$ 10.96	$ 9.92
Lowest Value	$ 10.74	$ 11.00	$ 11.08	$ 11.62	$ 10.93	$ 9.89
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2013

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 103	$ 149	$ 7,322	$ 23,093	$ 11,095	$ 6,324
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,419	0	785	0	2,909	0
Administrative and other charges	161	0	52	0	194	0
Total expenses	2,580	0	837	0	3,103	0
Fidelity Income Advantage:
Mortality and expense risk charges	233	0	238	0	483	0
Administrative and other charges	78	0	79	0	161	0
Total expenses	311	0	317	0	644	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,291	0	542	0	353
Administrative and other charges	0	423	0	188	0	113
Total expenses	0	1,714	0	730	0	466
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	9	0	0	0	0
Administrative and other charges	0	2	0	0	0	0
Total expenses	0	11	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	15	0	0	0	0
Administrative and other charges	0	4	0	0	0	0
Total expenses	0	19	0	0	0	0
Total expenses	2,891	1,744	1,154	730	3,747	466
Net investment income (loss)	(2,788)	(1,595)	6,168	22,363	7,348	5,858
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(7,965)	4,704	2,486	4,306
Realized gain distributions	0	0	0	0	29,410	17,010
Net realized gain (loss) on investments	0	0	(7,965)	4,704	31,896	21,316
Unrealized appreciation (depreciation)	0	0	8,393	(5,969)	67,248	25,478
Net increase (decrease) in net assets from operations	$ (2,788)	$ (1,595)	$ 6,596	$ 21,098	$ 106,492	$ 52,652
(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 1,102	$ 285	$ 984	$ 556	$ 2,076	$ 6,022	$ 9,386
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,593	0	509	259	0	1,620	0
Administrative and other charges	173	0	34	17	0	108	0
Total expenses	2,766	0	543	276	0	1,728	0
Fidelity Income Advantage:
Mortality and expense risk charges	281	0	43	39	0	483	0
Administrative and other charges	94	0	15	13	0	161	0
Total expenses	375	0	58	52	0	644	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	190	0	0	208	0	721
Administrative and other charges	0	59	0	0	67	0	230
Total expenses	0	249	0	0	275	0	951
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	3,141	249	601	328	275	2,372	951
Net investment income (loss)	(2,039)	36	383	228	1,801	3,650	8,435
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,739)	4,527	(3,070)	(1,070)	1,110	(1,376)	210
Realized gain distributions	262	89	270	152	595	3,089	4,893
Net realized gain (loss) on investments	(1,477)	4,616	(2,800)	(918)	1,705	1,713	5,103
Unrealized appreciation (depreciation)	119,165	32,003	21,480	10,921	32,693	(12,997)	(23,488)
Net increase (decrease) in net assets from operations	$ 115,649	$ 36,655	$ 19,063	$ 10,231	$ 36,199	$ (7,634)	$ (9,950)
(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 4,060	$ 1,725	$ 20,247	$ 834	$ 473	$ 9,490	$ 8,071
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,625	0	2,690	504	0	6,028	0
Administrative and other charges	108	0	179	34	0	402	0
Total expenses	1,733	0	2,869	538	0	6,430	0
Fidelity Income Advantage:
Mortality and expense risk charges	341	0	404	124	0	728	0
Administrative and other charges	114	0	135	41	0	242	0
Total expenses	455	0	539	165	0	970	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	184	819	0	70	0	1,190
Administrative and other charges	0	55	276	0	21	0	369
Total expenses	0	239	1,095	0	91	0	1,559
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2,188	239	4,503	703	91	7,400	1,559
Net investment income (loss)	1,872	1,486	15,744	131	382	2,090	6,512
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	66	1,729	17,371	519	561	16,753	8,784
Realized gain distributions	629	281	9,018	229	133	253	230
Net realized gain (loss) on investments	695	2,010	26,389	748	694	17,006	9,014
Unrealized appreciation (depreciation)	33,446	12,223	217,792	15,323	7,370	217,780	183,023
Net increase (decrease) in net assets from operations	$ 36,013	$ 15,719	$ 259,925	$ 16,202	$ 8,446	$ 236,876	$ 198,549
(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 2,200	$ 23,129	$ 98	$ 249	$ 2,252	$ 1,841
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	757	0	151	0	721	0
Administrative and other charges	51	0	10	0	48	0
Total expenses	808	0	161	0	769	0
Fidelity Income Advantage:
Mortality and expense risk charges	297	0	31	0	182	0
Administrative and other charges	99	0	11	0	61	0
Total expenses	396	0	42	0	243	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	764	0	96	0	130
Administrative and other charges	0	222	0	31	0	41
Total expenses	0	986	0	127	0	171
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	9,699	0	0	0	0
Administrative and other charges	0	2,621	0	0	0	0
Total expenses	0	12,320	0	0	0	0
Total expenses	1,204	13,306	203	127	1,012	171
Net investment income (loss)	996	9,823	(105)	122	1,240	1,670
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,516	23,763	907	2,309	1,396	4,919
Realized gain distributions	6,192	66,252	2,145	6,020	0	0
Net realized gain (loss) on investments	7,708	90,015	3,052	8,329	1,396	4,919
Unrealized appreciation (depreciation)	15,203	152,017	4,743	11,980	30,718	16,004
Net increase (decrease) in net assets from operations	$ 23,907	$ 251,855	$ 7,690	$ 20,431	$ 33,354	$ 22,593
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 231	$ 244	$ 1,778	$ 1,624	$ 532	$ 698
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	463	0	2,208	0	359	0
Administrative and other charges	31	0	147	0	24	0
Total expenses	494	0	2,355	0	383	0
Fidelity Income Advantage:
Mortality and expense risk charges	93	0	439	0	90	0
Administrative and other charges	32	0	147	0	30	0
Total expenses	125	0	586	0	120	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	132	0	538	0	121
Administrative and other charges	0	44	0	170	0	40
Total expenses	0	176	0	708	0	161
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	619	176	2,941	708	503	161
Net investment income (loss)	(388)	68	(1,163)	916	29	537
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,780	5,791	6,703	4,500	660	5,695
Realized gain distributions	39	53	44,946	47,022	0	0
Net realized gain (loss) on investments	2,819	5,844	51,649	51,522	660	5,695
Unrealized appreciation (depreciation)	20,554	21,181	55,296	51,421	14,579	14,136
Net increase (decrease) in net assets from operations	$ 22,985	$ 27,093	$ 105,782	$ 103,859	$ 15,268	$ 20,368
(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 597	$ 1,147	$ 75	$ 93	$ 772	$ 785
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	170	0	325	0	595	0
Administrative and other charges	11	0	22	0	40	0
Total expenses	181	0	347	0	635	0
Fidelity Income Advantage:
Mortality and expense risk charges	20	0	45	0	76	0
Administrative and other charges	7	0	15	0	25	0
Total expenses	27	0	60	0	101	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	75	0	133	0	140
Administrative and other charges	0	24	0	45	0	45
Total expenses	0	99	0	178	0	185
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	208	99	407	178	736	185
Net investment income (loss)	389	1,048	(332)	(85)	36	600
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	146	3,378	(129)	594	(885)	177
Realized gain distributions	0	0	3,003	5,626	507	563
Net realized gain (loss) on investments	146	3,378	2,874	6,220	(378)	740
Unrealized appreciation (depreciation)	3,626	3,257	9,134	16,150	19,080	17,550
Net increase (decrease) in net assets from operations	$ 4,161	$ 7,683	$ 11,676	$ 22,285	$ 18,738	$ 18,890
(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 0	$ 0	$ 264	$ 535	$ 362	$ 763
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	684	0	145	0	261	0
Administrative and other charges	46	0	10	0	17	0
Total expenses	730	0	155	0	278	0
Fidelity Income Advantage:
Mortality and expense risk charges	95	0	17	0	48	0
Administrative and other charges	33	0	5	0	16	0
Total expenses	128	0	22	0	64	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	331	0	61	0	112
Administrative and other charges	0	107	0	21	0	37
Total expenses	0	438	0	82	0	149
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	858	438	177	82	342	149
Net investment income (loss)	(858)	(438)	87	453	20	614
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4,230	7,857	946	2,898	3,066	1,973
Realized gain distributions	7,531	16,021	0	0	2,495	5,585
Net realized gain (loss) on investments	11,761	23,878	946	2,898	5,561	7,558
Unrealized appreciation (depreciation)	33,241	69,427	4,685	8,023	7,507	16,223
Net increase (decrease) in net assets from operations	$ 44,144	$ 92,867	$ 5,718	$ 11,374	$ 13,088	$ 24,395
(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 30	$ 64	$ 818	$ 2,367	$ 4,295	$ 36,183
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	127	0	376	0	766	0
Administrative and other charges	9	0	25	0	51	0
Total expenses	136	0	401	0	817	0
Fidelity Income Advantage:
Mortality and expense risk charges	27	0	48	0	133	0
Administrative and other charges	9	0	15	0	44	0
Total expenses	36	0	63	0	177	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	92	0	222	0	1,472
Administrative and other charges	0	30	0	75	0	475
Total expenses	0	122	0	297	0	1,947
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	172	122	464	297	994	1,947
Net investment income (loss)	(142)	(58)	354	2,070	3,301	34,236
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,041	2,143	(2,504)	7,331	2,659	9,511
Realized gain distributions	1,506	4,775	2,117	6,260	1,026	8,520
Net realized gain (loss) on investments	2,547	6,918	(387)	13,591	3,685	18,031
Unrealized appreciation (depreciation)	4,103	12,744	951	(15,272)	(7,948)	(53,675)
Net increase (decrease) in net assets from operations	$ 6,508	$ 19,604	$ 918	$ 389	$ (962)	$ (1,408)
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - Capital Appreciation, Class R	VIP - Capital Appreciation, Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 1	$ 99	$ 427	$ 43	$ 85
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	36	0	94	0	45	0
Administrative and other charges	2	0	6	0	3	0
Total expenses	38	0	100	0	48	0
Fidelity Income Advantage:
Mortality and expense risk charges	7	0	16	0	11	0
Administrative and other charges	2	0	5	0	4	0
Total expenses	9	0	21	0	15	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	16	0	87	0	24
Administrative and other charges	0	5	0	28	0	7
Total expenses	0	21	0	115	0	31
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	47	21	121	115	63	31
Net investment income (loss)	(47)	(20)	(22)	312	(20)	54
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	131	470	602	1,557	341	747
Realized gain distributions	9	16	13	62	0	0
Net realized gain (loss) on investments	140	486	615	1,619	341	747
Unrealized appreciation (depreciation)	1,656	2,737	2,222	9,342	1,705	3,198
Net increase (decrease) in net assets from operations	$ 1,749	$ 3,203	$ 2,815	$ 11,273	$ 2,026	$ 3,999
(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 194	$ 656	$ 74	$ 328	$ 179	$ 815
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	98	0	84	0	84	0
Administrative and other charges	6	0	6	0	6	0
Total expenses	104	0	90	0	90	0
Fidelity Income Advantage:
Mortality and expense risk charges	25	0	12	0	0	0
Administrative and other charges	8	0	4	0	0	0
Total expenses	33	0	16	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	81	0	90	0	77
Administrative and other charges	0	25	0	28	0	22
Total expenses	0	106	0	118	0	99
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	137	106	106	118	90	99
Net investment income (loss)	57	550	(32)	210	89	716
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	512	2,039	742	3,294	62	423
Realized gain distributions	1,432	5,128	1,236	5,974	101	328
Net realized gain (loss) on investments	1,944	7,167	1,978	9,268	163	751
Unrealized appreciation (depreciation)	2,238	5,432	1,836	7,779	263	889
Net increase (decrease) in net assets from operations	$ 4,239	$ 13,149	$ 3,782	$ 17,257	$ 515	$ 2,356
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 103	$ 240	$ 247	$ 934	$ 519	$ 1,510
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	46	0	111	0	223	0
Administrative and other charges	3	0	7	0	15	0
Total expenses	49	0	118	0	238	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	25	0	97	0	153
Administrative and other charges	0	8	0	26	0	40
Total expenses	0	33	0	123	0	193
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	49	33	118	123	238	193
Net investment income (loss)	54	207	129	811	281	1,317
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	38	260	104	748	274	1,058
Realized gain distributions	21	160	170	656	437	990
Net realized gain (loss) on investments	59	420	274	1,404	711	2,048
Unrealized appreciation (depreciation)	407	663	1,331	4,342	2,754	7,297
Net increase (decrease) in net assets from operations	$ 520	$ 1,290	$ 1,734	$ 6,557	$ 3,746	$ 10,662
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 502	$ 2,383	$ 280	$ 1,821	$ 274	$ 1,610
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	214	0	108	0	117	0
Administrative and other charges	14	0	7	0	8	0
Total expenses	228	0	115	0	125	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	240	0	157	0	154
Administrative and other charges	0	63	0	43	0	41
Total expenses	0	303	0	200	0	195
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	228	303	115	200	125	195
Net investment income (loss)	274	2,080	165	1,621	149	1,415
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	424	1,747	156	1,384	256	1,177
Realized gain distributions	381	1,727	230	1,122	220	1,162
Net realized gain (loss) on investments	805	3,474	386	2,506	476	2,339
Unrealized appreciation (depreciation)	2,910	12,944	1,950	11,273	2,328	12,142
Net increase (decrease) in net assets from operations	$ 3,989	$ 18,498	$ 2,501	$ 15,400	$ 2,953	$ 15,896
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Income:
Dividends	$ 190	$ 396	$ 188	$ 171	$ 609	$ 7,610	$ 10,010
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	196	0	459	719
Administrative and other charges	0	0	0	13	0	31	48
Total expenses	0	0	0	209	0	490	767
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	33	0	100	431
Administrative and other charges	0	0	0	11	0	33	144
Total expenses	0	0	0	44	0	133	575
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	162	885	1,292
Administrative and other charges	0	0	0	0	54	268	372
Total expenses	0	0	0	0	216	1,153	1,664
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	53	106	49	0	0	27	123
Administrative and other charges	10	21	10	0	0	6	24
Total expenses	63	127	59	0	0	33	147
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	63	127	59	253	216	1,809	3,153
Net investment income (loss)	127	269	129	(82)	393	5,801	6,857
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	99	120	112	1,159	3,032	9,767	10,290
Realized gain distributions	123	86	84	2,585	10,180	12,861	5,658
Net realized gain (loss) on investments	222	206	196	3,744	13,212	22,628	15,948
Unrealized appreciation (depreciation)	568	1,925	1,439	5,610	20,670	2,984	101,886
Net increase (decrease) in net assets from operations	$ 917	$ 2,400	$ 1,764	$ 9,272	$ 34,275	$ 31,413	$ 124,691
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Income:
Dividends	$ 16,954	$ 8,013	$ 2,429	$ 437	$ 2,250	$ 205	$ 485
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	287	384	253	172	0	140	0
Administrative and other charges	19	26	17	11	0	9	0
Total expenses	306	410	270	183	0	149	0
Fidelity Income Advantage:
Mortality and expense risk charges	162	245	98	29	0	17	0
Administrative and other charges	54	82	33	10	0	6	0
Total expenses	216	327	131	39	0	23	0
Fidelity Personal Retirement:
Mortality and expense risk charges	687	993	315	0	187	0	75
Administrative and other charges	203	292	96	0	59	0	24
Total expenses	890	1,285	411	0	246	0	99
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	104	13	14	0	0	0	0
Administrative and other charges	21	1	3	0	0	0	0
Total expenses	125	14	17	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	8,920	0	0	0	0	0	0
Administrative and other charges	2,321	0	0	0	0	0	0
Total expenses	11,241	0	0	0	0	0	0
Total expenses	12,778	2,036	829	222	246	172	99
Net investment income (loss)	4,176	5,977	1,600	215	2,004	33	386
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	33,022	9,237	3,819	2,372	7,385	1,064	1,667
Realized gain distributions	53,442	5,751	3,077	457	2,370	716	1,608
Net realized gain (loss) on investments	86,464	14,988	6,896	2,829	9,755	1,780	3,275
Unrealized appreciation (depreciation)	137,453	108,480	49,867	1,569	8,389	2,040	5,494
Net increase (decrease) in net assets from operations	$ 228,093	$ 129,445	$ 58,363	$ 4,613	$ 20,148	$ 3,853	$ 9,155
(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Income:
Dividends	$ 67	$ 238	$ 67	$ 180	$ 1,250	$ 9,621
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	26	0	67	0	416	239
Administrative and other charges	2	0	5	0	28	16
Total expenses	28	0	72	0	444	255
Fidelity Income Advantage:
Mortality and expense risk charges	7	0	4	0	46	33
Administrative and other charges	3	0	2	0	15	11
Total expenses	10	0	6	0	61	44
Fidelity Personal Retirement:
Mortality and expense risk charges	0	20	0	43	72	294
Administrative and other charges	0	7	0	13	23	104
Total expenses	0	27	0	56	95	398
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	38	27	78	56	600	697
Net investment income (loss)	29	211	(11)	124	650	8,924
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	406	1,129	(43)	136	(8,334)	4,181
Realized gain distributions	111	396	8	24	0	2,949
Net realized gain (loss) on investments	517	1,525	(35)	160	(8,334)	7,130
Unrealized appreciation (depreciation)	177	574	303	534	5,730	(41,927)
Net increase (decrease) in net assets from operations	$ 723	$ 2,310	$ 257	$ 818	$ (1,954)	$ (25,873)
(In thousands)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Core Equity	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity
Income:
Dividends	$ 40	$ 443	$ 2	$ 38
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	93	75	197	125
Administrative and other charges	6	5	13	8
Total expenses	99	80	210	133
Fidelity Income Advantage:
Mortality and expense risk charges	29	18	32	21
Administrative and other charges	10	6	10	6
Total expenses	39	24	42	27
Fidelity Personal Retirement:
Mortality and expense risk charges	30	15	0	0
Administrative and other charges	9	5	0	0
Total expenses	39	20	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Total expenses	177	124	252	160
Net investment income (loss)	(137)	319	(250)	(122)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(992)	822	(129)	(390)
Realized gain distributions	0	0	832	0
Net realized gain (loss) on investments	(992)	822	703	(390)
Unrealized appreciation (depreciation)	6,195	3,193	10,206	5,500
Net increase (decrease) in net assets from operations	$ 5,066	$ 4,334	$ 10,659	$ 4,988
(In thousands)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	PVIT - Commodity Real Return	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return	Blackrock - Global Allocation V.I.	FTVIP - Global Bond Securities	FTVIP - U.S. Government
Income:
Dividends	$ 2,553	$ 371	$ 8,214	$ 5,574	$ 17,663	$ 1,561	$ 5,163	$ 1,186
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	229	5	362	273	387	35	46	16
Administrative and other charges	15	0	24	18	26	2	3	1
Total expenses	244	5	386	291	413	37	49	17
Fidelity Income Advantage:
Mortality and expense risk charges	17	1	16	26	26	8	4	3
Administrative and other charges	6	0	5	9	9	3	1	1
Total expenses	23	1	21	35	35	11	5	4
Fidelity Personal Retirement:
Mortality and expense risk charges	202	25	741	581	1,139	148	139	56
Administrative and other charges	66	10	256	197	379	48	49	17
Total expenses	268	35	997	778	1,518	196	188	73
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Total expenses	535	41	1,404	1,104	1,966	244	242	94
Net investment income (loss)	2,018	330	6,810	4,470	15,697	1,317	4,921	1,092
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,571)	(425)	2,493	(730)	1,604	1,227	989	(841)
Realized gain distributions	902	0	0	2,480	5,974	5,285	1,333	0
Net realized gain (loss) on investments	(1,669)	(425)	2,493	1,750	7,578	6,512	2,322	(841)
Unrealized appreciation (depreciation)	(3,847)	(3,411)	(12,270)	(51,844)	(44,376)	5,632	(6,697)	(1,414)
Net increase (decrease) in net assets from operations	$ (3,498)	$ (3,506)	$ (2,967)	$ (45,624)	$ (21,101)	$ 13,461	$ 546	$ (1,163)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2013 and 2012

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (2,788)	$ (2,829)	$ (1,595)	$ (741)	$ 6,168	$ 7,264	$ 22,363	$ 19,864
Net realized gain (loss) on investments	0	0	0	0	(7,965)	967	4,704	3,721
Unrealized appreciation (depreciation)	0	0	0	0	8,393	9,338	(5,969)	15,534
Net increase (decrease) in net assets from operations	(2,788)	(2,829)	(1,595)	(741)	6,596	17,569	21,098	39,119
Contract Transactions:
Payments received from contract owners	6,298	5,602	1,213,729	1,123,630	761	1,273	22,939	30,258
Transfers between sub-accounts and the fixed account, net	31,486	(4,400)	(750,675)	(929,805)	(19,316)	8,032	10,921	69,449
Contract benefits	(7,709)	(9,359)	(21,418)	(22,600)	(4,216)	(4,470)	(300)	(234)
Contract terminations	(71,329)	(94,870)	(274,113)	(221,086)	(5,544)	(7,193)	(10,170)	(10,661)
Contract maintenance charges	(101)	(117)	0	0	(22)	(25)	0	0
Other transfers (to) from FILI, net	133	2,063	(1)	196	121	87	(9)	6
Net increase (decrease) in net assets from contract transactions	(41,222)	(101,081)	167,522	(49,665)	(28,216)	(2,296)	23,381	88,818
Total increase (decrease) in net assets	(44,010)	(103,910)	165,927	(50,406)	(21,620)	15,273	44,479	127,937
Net Assets:
Beginning of period	370,288	474,198	747,063	797,469	148,951	133,678	365,487	237,550
End of period	$ 326,278	$ 370,288	$ 912,990	$ 747,063	$ 127,331	$ 148,951	$ 409,966	$ 365,487
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 7,348	$ 9,176	$ 5,858	$ 4,638	$ (2,039)	$ (906)	$ 36	$ 321
Net realized gain (loss) on investments	31,896	19,367	21,316	11,415	(1,477)	(10,125)	4,616	1,733
Unrealized appreciation (depreciation)	67,248	33,921	25,478	7,301	119,165	58,393	32,003	10,511
Net increase (decrease) in net assets from operations	106,492	62,464	52,652	23,354	115,649	47,362	36,655	12,565
Contract Transactions:
Payments received from contract owners	1,414	1,001	10,575	3,705	1,912	1,540	1,971	1,292
Transfers between sub-accounts and the fixed account, net	(18,642)	(23,303)	44,334	10,300	(16,614)	(24,409)	10,467	134
Contract benefits	(11,647)	(12,209)	(139)	(227)	(6,524)	(7,539)	(45)	(311)
Contract terminations	(17,349)	(20,336)	(5,531)	(4,907)	(15,007)	(18,420)	(2,989)	(1,945)
Contract maintenance charges	(83)	(85)	0	0	(89)	(95)	0	0
Other transfers (to) from FILI, net	(205)	(418)	(7)	6	75	(195)	1	3
Net increase (decrease) in net assets from contract transactions	(46,512)	(55,350)	49,232	8,877	(36,247)	(49,118)	9,405	(827)
Total increase (decrease) in net assets	59,980	7,114	101,884	32,231	79,402	(1,756)	46,060	11,738
Net Assets:
Beginning of period	410,401	403,287	167,797	135,566	348,382	350,138	100,821	89,083
End of period	$ 470,381	$ 410,401	$ 269,681	$ 167,797	$ 427,784	$ 348,382	$ 146,881	$ 100,821
(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 383	$ 755	$ 228	$ 399	$ 1,801	$ 1,721
Net realized gain (loss) on investments	(2,800)	(5,762)	(918)	(3,215)	1,705	(2,902)
Unrealized appreciation (depreciation)	21,480	17,596	10,921	9,695	32,693	20,481
Net increase (decrease) in net assets from operations	19,063	12,589	10,231	6,879	36,199	19,300
Contract Transactions:
Payments received from contract owners	0	0	341	291	4,264	1,650
Transfers between sub-accounts and the fixed account, net	(6,722)	(6,791)	(886)	(5,359)	31,230	(7,571)
Contract benefits	(1,034)	(987)	(951)	(648)	(68)	(214)
Contract terminations	(2,370)	(2,873)	(1,331)	(1,581)	(2,791)	(3,802)
Contract maintenance charges	(16)	(16)	(12)	(10)	(7)	(3)
Other transfers (to) from FILI, net	(43)	(57)	34	(53)	(7)	(2)
Net increase (decrease) in net assets from contract transactions	(10,185)	(10,724)	(2,805)	(7,360)	32,621	(9,942)
Total increase (decrease) in net assets	8,878	1,865	7,426	(481)	68,820	9,358
Net Assets:
Beginning of period	70,288	68,423	37,773	38,254	109,745	100,387
End of period	$ 79,166	$ 70,288	$ 45,199	$ 37,773	$ 178,565	$ 109,745
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 3,650	$ 4,806	$ 8,435	$ 11,310	$ 1,872	$ 1,761	$ 1,486	$ 1,217
Net realized gain (loss) on investments	1,713	9,636	5,103	15,987	695	(266)	2,010	1,693
Unrealized appreciation (depreciation)	(12,997)	2,028	(23,488)	(602)	33,446	27,680	12,223	8,208
Net increase (decrease) in net assets from operations	(7,634)	16,470	(9,950)	26,695	36,013	29,175	15,719	11,118
Contract Transactions:
Payments received from contract owners	971	1,464	16,423	33,777	1,856	821	4,238	2,900
Transfers between sub-accounts and the fixed account, net	(50,583)	(11,973)	(128,257)	52,651	(10,305)	(9,866)	4,826	(220)
Contract benefits	(9,003)	(10,135)	(376)	(722)	(8,109)	(10,349)	(548)	(127)
Contract terminations	(13,223)	(17,663)	(28,922)	(18,930)	(10,426)	(13,415)	(2,782)	(4,974)
Contract maintenance charges	(46)	(57)	0	0	(49)	(54)	0	0
Other transfers (to) from FILI, net	(49)	(237)	(18)	(1)	(221)	(570)	(1)	2
Net increase (decrease) in net assets from contract transactions	(71,933)	(38,601)	(141,150)	66,775	(27,254)	(33,433)	5,733	(2,419)
Total increase (decrease) in net assets	(79,567)	(22,131)	(151,100)	93,470	8,759	(4,258)	21,452	8,699
Net Assets:
Beginning of period	326,015	348,146	537,782	444,312	259,473	263,731	99,436	90,737
End of period	$ 246,448	$ 326,015	$ 386,682	$ 537,782	$ 268,232	$ 259,473	$ 120,888	$ 99,436
(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 15,744	$ 11,446	$ 131	$ 445	$ 382	$ 371
Net realized gain (loss) on investments	26,389	14,801	748	(461)	694	524
Unrealized appreciation (depreciation)	217,792	70,705	15,323	10,890	7,370	3,905
Net increase (decrease) in net assets from operations	259,925	96,952	16,202	10,874	8,446	4,800
Contract Transactions:
Payments received from contract owners	29,563	14,317	587	504	2,420	1,489
Transfers between sub-accounts and the fixed account, net	194,960	30,430	(4,307)	(3,845)	9,962	(1,963)
Contract benefits	(9,594)	(8,478)	(2,357)	(2,286)	(53)	(195)
Contract terminations	(34,357)	(22,612)	(3,407)	(3,681)	(897)	(2,575)
Contract maintenance charges	(79)	(79)	(18)	(19)	0	0
Other transfers (to) from FILI, net	152	(153)	16	(43)	3	0
Net increase (decrease) in net assets from contract transactions	180,645	13,425	(9,486)	(9,370)	11,435	(3,244)
Total increase (decrease) in net assets	440,570	110,377	6,716	1,504	19,881	1,556
Net Assets:
Beginning of period	741,824	631,447	80,108	78,604	33,901	32,345
End of period	$ 1,182,394	$ 741,824	$ 86,824	$ 80,108	$ 53,782	$ 33,901
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 2,090	$ 4,161	$ 6,512	$ 6,299	$ 996	$ 1,065	$ 9,823	$ 8,942
Net realized gain (loss) on investments	17,006	1,251	9,014	5,372	7,708	7,071	90,015	78,894
Unrealized appreciation (depreciation)	217,780	115,965	183,023	69,789	15,203	8,726	152,017	74,945
Net increase (decrease) in net assets from operations	236,876	121,377	198,549	81,460	23,907	16,862	251,855	162,781
Contract Transactions:
Payments received from contract owners	2,804	3,193	25,413	18,311	1,386	685	45,287	12,642
Transfers between sub-accounts and the fixed account, net	(53,372)	(47,135)	80,382	19,502	6,594	(2,007)	132,772	32,566
Contract benefits	(16,879)	(16,362)	(456)	(818)	(5,182)	(5,344)	(2,192)	(3,691)
Contract terminations	(33,064)	(37,123)	(16,980)	(17,153)	(4,731)	(5,108)	(89,196)	(61,966)
Contract maintenance charges	(194)	(200)	0	0	(21)	(21)	0	0
Other transfers (to) from FILI, net	273	(288)	40	(10)	12	27	8	(23)
Net increase (decrease) in net assets from contract transactions	(100,432)	(97,915)	88,399	19,832	(1,942)	(11,768)	86,679	(20,472)
Total increase (decrease) in net assets	136,444	23,462	286,948	101,292	21,965	5,094	338,534	142,309
Net Assets:
Beginning of period	834,104	810,642	601,894	500,602	128,923	123,829	1,324,469	1,182,160
End of period	$ 970,548	$ 834,104	$ 888,842	$ 601,894	$ 150,888	$ 128,923	$ 1,663,003	$ 1,324,469
(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (105)	$ (15)	$ 122	$ 128	$ 1,240	$ 1,469	$ 1,670	$ 980
Net realized gain (loss) on investments	3,052	119	8,329	892	1,396	(791)	4,919	960
Unrealized appreciation (depreciation)	4,743	2,823	11,980	4,086	30,718	15,962	16,004	4,390
Net increase (decrease) in net assets from operations	7,690	2,927	20,431	5,106	33,354	16,640	22,593	6,330
Contract Transactions:
Payments received from contract owners	351	71	4,050	1,229	550	430	4,817	2,149
Transfers between sub-accounts and the fixed account, net	6,492	4,608	40,325	7,909	1,588	1,453	43,957	11,622
Contract benefits	(736)	(407)	(88)	(59)	(4,067)	(3,914)	(43)	(161)
Contract terminations	(1,081)	(769)	(1,625)	(1,131)	(5,690)	(4,833)	(2,510)	(1,247)
Contract maintenance charges	(5)	(4)	0	0	(26)	(25)	0	0
Other transfers (to) from FILI, net	6	31	3	(1)	(52)	(34)	2	(3)
Net increase (decrease) in net assets from contract transactions	5,027	3,530	42,665	7,947	(7,697)	(6,923)	46,223	12,360
Total increase (decrease) in net assets	12,717	6,457	63,096	13,053	25,657	9,717	68,816	18,690
Net Assets:
Beginning of period	19,288	12,831	34,253	21,200	107,512	97,795	49,888	31,198
End of period	$ 32,005	$ 19,288	$ 97,349	$ 34,253	$ 133,169	$ 107,512	$ 118,704	$ 49,888
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (388)	$ (320)	$ 68	$ 86	$ (1,163)	$ (822)	$ 916	$ 874
Net realized gain (loss) on investments	2,819	500	5,844	3,312	51,649	32,972	51,522	22,332
Unrealized appreciation (depreciation)	20,554	10,643	21,181	5,977	55,296	12,337	51,421	14,136
Net increase (decrease) in net assets from operations	22,985	10,823	27,093	9,375	105,782	44,487	103,859	37,342
Contract Transactions:
Payments received from contract owners	268	292	2,067	1,955	956	865	8,720	4,268
Transfers between sub-accounts and the fixed account, net	(2,670)	2,045	14,742	12,347	(17,925)	(40,696)	33,806	(29,008)
Contract benefits	(1,501)	(2,080)	(58)	(152)	(9,628)	(8,379)	(130)	(241)
Contract terminations	(3,331)	(3,914)	(1,628)	(2,231)	(11,549)	(18,150)	(6,907)	(8,022)
Contract maintenance charges	(17)	(18)	0	0	(68)	(72)	0	0
Other transfers (to) from FILI, net	35	0	2	(2)	(14)	(136)	2	9
Net increase (decrease) in net assets from contract transactions	(7,216)	(3,675)	15,125	11,917	(38,228)	(66,568)	35,491	(32,994)
Total increase (decrease) in net assets	15,769	7,148	42,218	21,292	67,554	(22,081)	139,350	4,348
Net Assets:
Beginning of period	68,001	60,853	71,790	50,498	320,946	343,027	274,541	270,193
End of period	$ 83,770	$ 68,001	$ 114,008	$ 71,790	$ 388,500	$ 320,946	$ 413,891	$ 274,541
(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 29	$ (102)	$ 537	$ 192	$ 389	$ 433	$ 1,048	$ 967
Net realized gain (loss) on investments	660	(1,002)	5,695	694	146	586	3,378	1,392
Unrealized appreciation (depreciation)	14,579	12,004	14,136	10,270	3,626	599	3,257	(104)
Net increase (decrease) in net assets from operations	15,268	10,900	20,368	11,156	4,161	1,618	7,683	2,255
Contract Transactions:
Payments received from contract owners	193	136	2,765	706	166	183	1,988	2,487
Transfers between sub-accounts and the fixed account, net	(3,892)	2,107	7,458	7,957	(2,729)	(2,601)	(345)	(6,877)
Contract benefits	(1,478)	(1,297)	(38)	(117)	(653)	(618)	(9)	(135)
Contract terminations	(2,161)	(1,968)	(2,634)	(1,912)	(928)	(1,748)	(1,220)	(1,713)
Contract maintenance charges	(11)	(10)	0	0	(22)	(15)	(28)	(20)
Other transfers (to) from FILI, net	10	13	2	(2)	21	22	(3)	(8)
Net increase (decrease) in net assets from contract transactions	(7,339)	(1,019)	7,553	6,632	(4,145)	(4,777)	383	(6,266)
Total increase (decrease) in net assets	7,929	9,881	27,921	17,788	16	(3,159)	8,066	(4,011)
Net Assets:
Beginning of period	53,219	43,338	58,912	41,124	23,523	26,682	38,809	42,820
End of period	$ 61,148	$ 53,219	$ 86,833	$ 58,912	$ 23,539	$ 23,523	$ 46,875	$ 38,809
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (332)	$ (547)	$ (85)	$ (175)	$ 36	$ 128	$ 600	$ 602
Net realized gain (loss) on investments	2,874	6,930	6,220	8,519	(378)	(5,047)	740	(2,967)
Unrealized appreciation (depreciation)	9,134	3,487	16,150	3,108	19,080	8,653	17,550	6,049
Net increase (decrease) in net assets from operations	11,676	9,870	22,285	11,452	18,738	3,734	18,890	3,684
Contract Transactions:
Payments received from contract owners	107	153	2,708	1,459	240	262	1,792	2,069
Transfers between sub-accounts and the fixed account, net	(8,262)	(15,911)	4,121	3,503	(16,020)	(25,076)	(3,787)	(16,814)
Contract benefits	(1,262)	(1,651)	(398)	(69)	(2,239)	(2,196)	(64)	(83)
Contract terminations	(1,456)	(2,398)	(2,326)	(2,743)	(3,723)	(4,616)	(2,385)	(3,174)
Contract maintenance charges	(15)	(31)	(18)	(15)	(30)	(43)	(12)	(19)
Other transfers (to) from FILI, net	13	30	1	(1)	(59)	56	4	(11)
Net increase (decrease) in net assets from contract transactions	(10,875)	(19,808)	4,088	2,134	(21,831)	(31,613)	(4,452)	(18,032)
Total increase (decrease) in net assets	801	(9,938)	26,373	13,586	(3,093)	(27,879)	14,438	(14,348)
Net Assets:
Beginning of period	54,149	64,087	84,371	70,785	88,786	116,665	82,204	96,552
End of period	$ 54,950	$ 54,149	$ 110,744	$ 84,371	$ 85,693	$ 88,786	$ 96,642	$ 82,204
(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (858)	$ (224)	$ (438)	$ 153	$ 87	$ 62	$ 453	$ 256
Net realized gain (loss) on investments	11,761	5,337	23,878	7,690	946	229	2,898	187
Unrealized appreciation (depreciation)	33,241	4,470	69,427	6,846	4,685	2,704	8,023	3,607
Net increase (decrease) in net assets from operations	44,144	9,583	92,867	14,689	5,718	2,995	11,374	4,050
Contract Transactions:
Payments received from contract owners	747	323	16,103	4,354	139	67	1,828	313
Transfers between sub-accounts and the fixed account, net	49,563	6,678	138,677	26,012	3,994	2,597	14,227	11,941
Contract benefits	(1,970)	(946)	(24)	(63)	(391)	(159)	(9)	0
Contract terminations	(3,447)	(2,125)	(4,461)	(3,397)	(408)	(443)	(952)	(825)
Contract maintenance charges	(41)	(25)	(70)	(14)	(17)	(14)	(9)	(10)
Other transfers (to) from FILI, net	2	63	0	1	(37)	11	0	3
Net increase (decrease) in net assets from contract transactions	44,854	3,968	150,225	26,893	3,280	2,059	15,085	11,422
Total increase (decrease) in net assets	88,998	13,551	243,092	41,582	8,998	5,054	26,459	15,472
Net Assets:
Beginning of period	60,385	46,834	105,308	63,726	15,938	10,884	27,690	12,218
End of period	$ 149,383	$ 60,385	$ 348,400	$ 105,308	$ 24,936	$ 15,938	$ 54,149	$ 27,690
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 20	$ 143	$ 614	$ 451	$ (142)	$ (47)	$ (58)	$ 27
Net realized gain (loss) on investments	5,561	696	7,558	337	2,547	834	6,918	1,813
Unrealized appreciation (depreciation)	7,507	4,535	16,223	6,321	4,103	682	12,744	1,266
Net increase (decrease) in net assets from operations	13,088	5,374	24,395	7,109	6,508	1,469	19,604	3,106
Contract Transactions:
Payments received from contract owners	385	111	3,684	1,101	228	59	3,762	1,145
Transfers between sub-accounts and the fixed account, net	10,368	(6,632)	48,032	(5,213)	12,128	3,176	51,855	7,791
Contract benefits	(916)	(845)	(13)	(19)	(463)	(260)	(31)	0
Contract terminations	(1,007)	(978)	(971)	(1,735)	(427)	(322)	(1,141)	(454)
Contract maintenance charges	(13)	(10)	(14)	(5)	(11)	(8)	(32)	(10)
Other transfers (to) from FILI, net	63	13	1	0	54	27	1	2
Net increase (decrease) in net assets from contract transactions	8,880	(8,341)	50,719	(5,871)	11,509	2,672	54,414	8,474
Total increase (decrease) in net assets	21,968	(2,967)	75,114	1,238	18,017	4,141	74,018	11,580
Net Assets:
Beginning of period	28,615	31,582	41,830	40,592	11,006	6,865	24,949	13,369
End of period	$ 50,583	$ 28,615	$ 116,944	$ 41,830	$ 29,023	$ 11,006	$ 98,967	$ 24,949
(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 354	$ 370	$ 2,070	$ 1,386	$ 3,301	$ 3,838	$ 34,236	$ 32,616
Net realized gain (loss) on investments	(387)	1,311	13,591	5,578	3,685	3,715	18,031	13,899
Unrealized appreciation (depreciation)	951	6,622	(15,272)	7,972	(7,948)	5,328	(53,675)	39,422
Net increase (decrease) in net assets from operations	918	8,303	389	14,936	(962)	12,881	(1,408)	85,937
Contract Transactions:
Payments received from contract owners	509	551	12,919	9,117	1,385	2,607	45,500	70,610
Transfers between sub-accounts and the fixed account, net	(14,607)	5,978	(1,548)	25,564	(31,146)	(4,767)	(125,947)	122,560
Contract benefits	(1,408)	(1,229)	(32)	(59)	(2,740)	(3,029)	(1,274)	(1,181)
Contract terminations	(2,332)	(2,195)	(5,138)	(3,374)	(5,774)	(6,502)	(45,615)	(30,598)
Contract maintenance charges	(14)	(14)	0	0	(20)	(25)	0	0
Other transfers (to) from FILI, net	52	(3)	(2)	0	12	(204)	(1)	3
Net increase (decrease) in net assets from contract transactions	(17,800)	3,088	6,199	31,248	(38,283)	(11,920)	(127,337)	161,394
Total increase (decrease) in net assets	(16,882)	11,391	6,588	46,184	(39,245)	961	(128,745)	247,331
Net Assets:
Beginning of period	58,188	46,797	120,529	74,345	140,715	139,754	1,001,583	754,252
End of period	$ 41,306	$ 58,188	$ 127,117	$ 120,529	$ 101,470	$ 140,715	$ 872,838	$ 1,001,583
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies		VIP - Growth Strategies Investor Class		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (47)	$ (39)	$ (20)	$ (16)	$ (22)	$ 17	$ 312	$ 267
Net realized gain (loss) on investments	140	(171)	486	(169)	615	(584)	1,619	226
Unrealized appreciation (depreciation)	1,656	651	2,737	800	2,222	2,746	9,342	5,568
Net increase (decrease) in net assets from operations	1,749	441	3,203	615	2,815	2,179	11,273	6,061
Contract Transactions:
Payments received from contract owners	34	18	256	203	62	12	5,866	2,966
Transfers between sub-accounts and the fixed account, net	1,289	(344)	5,421	(768)	(3,467)	6,415	28,794	5,853
Contract benefits	(77)	(169)	0	(12)	(250)	(241)	(47)	(61)
Contract terminations	(221)	(216)	(104)	(188)	(494)	(391)	(1,958)	(746)
Contract maintenance charges	(1)	(1)	0	0	(4)	(5)	(14)	(4)
Other transfers (to) from FILI, net	1	(2)	0	0	(43)	0	(2)	1
Net increase (decrease) in net assets from contract transactions	1,025	(714)	5,573	(765)	(4,196)	5,790	32,639	8,009
Total increase (decrease) in net assets	2,774	(273)	8,776	(150)	(1,381)	7,969	43,912	14,070
Net Assets:
Beginning of period	4,251	4,524	6,514	6,664	17,594	9,625	36,801	22,731
End of period	$ 7,025	$ 4,251	$ 15,290	$ 6,514	$ 16,213	$ 17,594	$ 80,713	$ 36,801
(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (20)	$ 71	$ 54	$ 197	$ 57	$ 99	$ 550	$ 433
Net realized gain (loss) on investments	341	(850)	747	(935)	1,944	(135)	7,167	(38)
Unrealized appreciation (depreciation)	1,705	1,456	3,198	2,100	2,238	2,287	5,432	5,138
Net increase (decrease) in net assets from operations	2,026	677	3,999	1,362	4,239	2,251	13,149	5,533
Contract Transactions:
Payments received from contract owners	9	2	159	91	56	58	1,519	657
Transfers between sub-accounts and the fixed account, net	1,427	(1,348)	4,824	(2,930)	3,257	(2,679)	20,265	(419)
Contract benefits	(200)	(147)	(3)	(100)	(349)	(317)	(13)	(145)
Contract terminations	(276)	(213)	(421)	(1,316)	(356)	(607)	(1,033)	(2,375)
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from FILI, net	(40)	13	1	0	36	(3)	(7)	1
Net increase (decrease) in net assets from contract transactions	919	(1,694)	4,560	(4,255)	2,641	(3,551)	20,731	(2,281)
Total increase (decrease) in net assets	2,945	(1,017)	8,559	(2,893)	6,880	(1,300)	33,880	3,252
Net Assets:
Beginning of period	4,820	5,837	9,074	11,967	11,810	13,110	31,410	28,158
End of period	$ 7,765	$ 4,820	$ 17,633	$ 9,074	$ 18,690	$ 11,810	$ 65,290	$ 31,410
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (32)	$ 2	$ 210	$ 264	$ 89	$ 84	$ 716	$ 433
Net realized gain (loss) on investments	1,978	316	9,268	891	163	189	751	559
Unrealized appreciation (depreciation)	1,836	1,175	7,779	3,728	263	318	889	893
Net increase (decrease) in net assets from operations	3,782	1,493	17,257	4,883	515	591	2,356	1,885
Contract Transactions:
Payments received from contract owners	33	65	3,621	2,490	27	152	2,866	774
Transfers between sub-accounts and the fixed account, net	1,826	1,689	12,751	14,669	357	1,894	19,828	4,938
Contract benefits	(258)	(190)	(3)	(25)	(82)	(185)	(127)	0
Contract terminations	(480)	(500)	(1,244)	(926)	(531)	(380)	(3,977)	(839)
Contract maintenance charges	(3)	(2)	0	0	(2)	(2)	0	0
Other transfers (to) from FILI, net	10	3	6	(1)	14	7	5	(2)
Net increase (decrease) in net assets from contract transactions	1,128	1,065	15,131	16,207	(217)	1,486	18,595	4,871
Total increase (decrease) in net assets	4,910	2,558	32,388	21,090	298	2,077	20,951	6,756
Net Assets:
Beginning of period	11,043	8,485	43,267	22,177	11,668	9,591	35,059	28,303
End of period	$ 15,953	$ 11,043	$ 75,655	$ 43,267	$ 11,966	$ 11,668	$ 56,010	$ 35,059
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 54	$ 48	$ 207	$ 164	$ 129	$ 151	$ 811	$ 790
Net realized gain (loss) on investments	59	48	420	213	274	146	1,404	1,040
Unrealized appreciation (depreciation)	407	334	663	516	1,331	1,218	4,342	3,417
Net increase (decrease) in net assets from operations	520	430	1,290	893	1,734	1,515	6,557	5,247
Contract Transactions:
Payments received from contract owners	138	14	1,377	1,393	63	81	1,186	712
Transfers between sub-accounts and the fixed account, net	451	709	2,246	2,155	(693)	(886)	3,917	1,065
Contract benefits	(3)	(29)	0	0	(8)	(27)	(242)	0
Contract terminations	(255)	(340)	(1,049)	(717)	(503)	(1,282)	(4,565)	(4,203)
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from FILI, net	1	0	(1)	(1)	4	(1)	(1)	1
Net increase (decrease) in net assets from contract transactions	331	353	2,573	2,830	(1,140)	(2,118)	295	(2,425)
Total increase (decrease) in net assets	851	783	3,863	3,723	594	(603)	6,852	2,822
Net Assets:
Beginning of period	5,723	4,940	12,341	8,618	14,411	15,014	49,023	46,201
End of period	$ 6,574	$ 5,723	$ 16,204	$ 12,341	$ 15,005	$ 14,411	$ 55,875	$ 49,023
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 281	$ 338	$ 1,317	$ 1,183	$ 274	$ 313	$ 2,080	$ 1,925
Net realized gain (loss) on investments	711	494	2,048	1,406	805	418	3,474	2,019
Unrealized appreciation (depreciation)	2,754	2,155	7,297	4,733	2,910	2,164	12,944	8,349
Net increase (decrease) in net assets from operations	3,746	2,987	10,662	7,322	3,989	2,895	18,498	12,293
Contract Transactions:
Payments received from contract owners	228	1,608	4,083	1,890	575	300	6,782	3,842
Transfers between sub-accounts and the fixed account, net	(138)	(1,528)	7,153	4,164	1,193	1,210	11,240	6,812
Contract benefits	(121)	(61)	0	(32)	(64)	(74)	(42)	0
Contract terminations	(1,671)	(3,272)	(4,634)	(3,430)	(2,200)	(1,664)	(4,958)	(4,564)
Contract maintenance charges	(7)	(7)	0	0	(5)	(6)	0	0
Other transfers (to) from FILI, net	6	2	1	(1)	0	(1)	(2)	1
Net increase (decrease) in net assets from contract transactions	(1,703)	(3,258)	6,603	2,591	(501)	(235)	13,020	6,091
Total increase (decrease) in net assets	2,043	(271)	17,265	9,913	3,488	2,660	31,518	18,384
Net Assets:
Beginning of period	28,314	28,585	71,657	61,744	25,900	23,240	111,109	92,725
End of period	$ 30,357	$ 28,314	$ 88,922	$ 71,657	$ 29,388	$ 25,900	$ 142,627	$ 111,109
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 165	$ 124	$ 1,621	$ 1,177	$ 149	$ 188	$ 1,415	$ 1,131
Net realized gain (loss) on investments	386	197	2,506	964	476	228	2,339	1,021
Unrealized appreciation (depreciation)	1,950	1,264	11,273	5,492	2,328	1,510	12,142	5,461
Net increase (decrease) in net assets from operations	2,501	1,585	15,400	7,633	2,953	1,926	15,896	7,613
Contract Transactions:
Payments received from contract owners	139	448	6,237	2,983	362	384	6,918	4,101
Transfers between sub-accounts and the fixed account, net	1,833	(663)	19,076	9,133	(530)	76	21,592	4,295
Contract benefits	(1)	0	0	(31)	(194)	(21)	(57)	(8)
Contract terminations	(404)	(495)	(1,099)	(1,060)	(301)	(435)	(3,824)	(1,206)
Contract maintenance charges	(5)	(4)	0	0	(4)	(5)	0	0
Other transfers (to) from FILI, net	1	(2)	(1)	(1)	1	1	0	(2)
Net increase (decrease) in net assets from contract transactions	1,563	(716)	24,213	11,024	(666)	0	24,629	7,180
Total increase (decrease) in net assets	4,064	869	39,613	18,657	2,287	1,926	40,525	14,793
Net Assets:
Beginning of period	12,151	11,282	67,147	48,490	14,829	12,903	62,374	47,581
End of period	$ 16,215	$ 12,151	$ 106,760	$ 67,147	$ 17,116	$ 14,829	$ 102,899	$ 62,374
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Freedom Lifetime Income III
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 127	$ 129	$ 269	$ 260	$ 129	$ 130
Net realized gain (loss) on investments	222	235	206	297	196	131
Unrealized appreciation (depreciation)	568	482	1,925	1,222	1,439	765
Net increase (decrease) in net assets from operations	917	846	2,400	1,779	1,764	1,026
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	1,167	1,000	2,255	2,431	2,136	1,151
Contract benefits	(786)	(627)	(1,368)	(1,149)	(608)	(467)
Contract terminations	0	(40)	0	(22)	(50)	(199)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from FILI, net	(410)	30	54	64	11	(26)
Net increase (decrease) in net assets from contract transactions	(29)	363	941	1,324	1,489	459
Total increase (decrease) in net assets	888	1,209	3,341	3,103	3,253	1,485
Net Assets:
Beginning of period	9,829	8,620	19,164	16,061	8,306	6,821
End of period	$ 10,717	$ 9,829	$ 22,505	$ 19,164	$ 11,559	$ 8,306
(In thousands)	Subaccounts Investing In:
	VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class		VIP - FundsManager 20%		VIP - FundsManager 50%
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (82)	$ 202	$ 393	$ 945	$ 5,801	$ 6,354	$ 6,857	$ 7,015
Net realized gain (loss) on investments	3,744	1,639	13,212	4,878	22,628	4,878	15,948	8,916
Unrealized appreciation (depreciation)	5,610	1,201	20,670	3,288	2,984	15,022	101,886	51,279
Net increase (decrease) in net assets from operations	9,272	3,042	34,275	9,111	31,413	26,254	124,691	67,210
Contract Transactions:
Payments received from contract owners	459	66	7,663	2,745	39,764	23,916	44,289	32,913
Transfers between sub-accounts and the fixed account, net	15,157	(1,676)	71,303	644	12,114	86,823	148,486	55,530
Contract benefits	(567)	(392)	(91)	(45)	(3,206)	(2,539)	(8,422)	(8,858)
Contract terminations	(962)	(471)	(2,396)	(2,584)	(36,318)	(24,589)	(37,335)	(31,136)
Contract maintenance charges	(6)	(4)	0	0	(16)	(16)	(23)	(25)
Other transfers (to) from FILI, net	(54)	(23)	(2)	(6)	14	48	491	156
Net increase (decrease) in net assets from contract transactions	14,027	(2,500)	76,477	754	12,352	83,643	147,486	48,580
Total increase (decrease) in net assets	23,299	542	110,752	9,865	43,765	109,897	272,177	115,790
Net Assets:
Beginning of period	18,804	18,262	59,020	49,155	582,542	472,645	792,965	677,175
End of period	$ 42,103	$ 18,804	$ 169,772	$ 59,020	$ 626,307	$ 582,542	$ 1,065,142	$ 792,965
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%		VIP - FundsManager 70%		VIP - FundsManager 85%
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 4,176	$ 5,964	$ 5,977	$ 6,607	$ 1,600	$ 1,873
Net realized gain (loss) on investments	86,464	30,120	14,988	4,609	6,896	2,170
Unrealized appreciation (depreciation)	137,453	87,378	108,480	51,863	49,867	22,877
Net increase (decrease) in net assets from operations	228,093	123,462	129,445	63,079	58,363	26,920
Contract Transactions:
Payments received from contract owners	26,612	14,722	31,695	21,169	9,997	4,330
Transfers between sub-accounts and the fixed account, net	96,928	35,835	92,334	9,371	36,576	(24,016)
Contract benefits	(6,699)	(6,580)	(3,598)	(3,480)	(2,183)	(2,406)
Contract terminations	(75,650)	(61,421)	(19,076)	(26,650)	(10,883)	(8,289)
Contract maintenance charges	(11)	(9)	(15)	(13)	(8)	(10)
Other transfers (to) from FILI, net	185	(98)	158	(263)	70	(211)
Net increase (decrease) in net assets from contract transactions	41,365	(17,551)	101,498	134	33,569	(30,602)
Total increase (decrease) in net assets	269,458	105,911	230,943	63,213	91,932	(3,682)
Net Assets:
Beginning of period	1,285,160	1,179,249	557,749	494,536	206,109	209,791
End of period	$ 1,554,618	$ 1,285,160	$ 788,692	$ 557,749	$ 298,041	$ 206,109
(In thousands)	Subaccounts Investing In:
	VIP - Consumer Staples		VIP - Consumer Staples Investor Class		VIP - Materials		VIP - Materials Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 215	$ 174	$ 2,004	$ 1,053	$ 33	$ (1)	$ 386	$ 291
Net realized gain (loss) on investments	2,829	2,041	9,755	2,380	1,780	1,489	3,275	2,634
Unrealized appreciation (depreciation)	1,569	120	8,389	4,370	2,040	2,625	5,494	5,174
Net increase (decrease) in net assets from operations	4,613	2,335	20,148	7,803	3,853	4,113	9,155	8,099
Contract Transactions:
Payments received from contract owners	322	263	8,755	6,621	60	108	1,370	1,053
Transfers between sub-accounts and the fixed account, net	(1,256)	7,822	20,185	28,274	(6,002)	(4,895)	(5,292)	(7,250)
Contract benefits	(595)	(355)	(26)	(29)	(418)	(405)	0	(260)
Contract terminations	(1,306)	(635)	(3,451)	(1,977)	(765)	(1,260)	(1,873)	(1,845)
Contract maintenance charges	(13)	(74)	(16)	(11)	(11)	(11)	(5)	(5)
Other transfers (to) from FILI, net	1	28	(1)	10	44	(119)	(1)	1
Net increase (decrease) in net assets from contract transactions	(2,847)	7,049	25,446	32,888	(7,092)	(6,582)	(5,801)	(8,306)
Total increase (decrease) in net assets	1,766	9,384	45,594	40,691	(3,239)	(2,469)	3,354	(207)
Net Assets:
Beginning of period	21,939	12,555	81,526	40,835	22,840	25,309	45,616	45,823
End of period	$ 23,705	$ 21,939	$ 127,120	$ 81,526	$ 19,601	$ 22,840	$ 48,970	$ 45,616
(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications		VIP - Telecommunications Investor Class		VIP - Emerging Markets		VIP - Emerging Markets Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 29	$ 28	$ 211	$ 116	$ (11)	$ 9	$ 124	$ 223
Net realized gain (loss) on investments	517	95	1,525	67	(35)	(385)	160	(526)
Unrealized appreciation (depreciation)	177	386	574	956	303	1,866	534	3,679
Net increase (decrease) in net assets from operations	723	509	2,310	1,139	257	1,490	818	3,376
Contract Transactions:
Payments received from contract owners	29	5	809	217	47	99	819	803
Transfers between sub-accounts and the fixed account, net	(620)	1,330	1,635	3,944	(998)	(4,754)	(1,046)	(3,149)
Contract benefits	(199)	(87)	(3)	0	(101)	(124)	(4)	(31)
Contract terminations	(123)	(186)	(202)	(130)	(235)	(305)	(918)	(1,193)
Contract maintenance charges	(5)	(2)	(7)	(2)	(6)	(5)	(7)	(3)
Other transfers (to) from FILI, net	(3)	22	(4)	0	(4)	10	(3)	(3)
Net increase (decrease) in net assets from contract transactions	(921)	1,082	2,228	4,029	(1,297)	(5,079)	(1,159)	(3,576)
Total increase (decrease) in net assets	(198)	1,591	4,538	5,168	(1,040)	(3,589)	(341)	(200)
Net Assets:
Beginning of period	4,358	2,767	10,711	5,543	10,208	13,797	27,371	27,571
End of period	$ 4,160	$ 4,358	$ 15,249	$ 10,711	$ 9,168	$ 10,208	$ 27,030	$ 27,371
(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Tactical Asset Allocation		Invesco - Van Kampen Global Core Equity (b)
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 650	$ (711)	$ 8,924	$ 5,385	$ (137)	$ 532	$ 319	$ 374
Net realized gain (loss) on investments	(8,334)	(11,186)	7,130	1,721	(992)	(2,179)	822	341
Unrealized appreciation (depreciation)	5,730	32,834	(41,927)	28,035	6,195	5,945	3,193	1,695
Net increase (decrease) in net assets from operations	(1,954)	20,937	(25,873)	35,141	5,066	4,298	4,334	2,410
Contract Transactions:
Payments received from contract owners	1,705	625	12,334	22,697	596	215	182	189
Transfers between sub-accounts and the fixed account, net	(18,234)	(19,018)	(86,422)	73,960	2,154	(3,851)	3,073	(2,791)
Contract benefits	(1,626)	(1,394)	(667)	(936)	(529)	(571)	(269)	(363)
Contract terminations	(3,919)	(4,921)	(8,712)	(6,395)	(1,268)	(1,376)	(841)	(889)
Contract maintenance charges	(15)	(21)	(8)	(10)	(2)	(2)	(2)	(2)
Other transfers (to) from FILI, net	(13)	(11)	7	5	25	(4)	(4)	(5)
Net increase (decrease) in net assets from contract transactions	(22,102)	(24,740)	(83,468)	89,321	976	(5,589)	2,139	(3,861)
Total increase (decrease) in net assets	(24,056)	(3,803)	(109,341)	124,462	6,042	(1,291)	6,473	(1,451)
Net Assets:
Beginning of period	118,887	122,690	290,698	166,236	33,323	34,614	19,490	20,941
End of period	$ 94,831	$ 118,887	$ 181,357	$ 290,698	$ 39,365	$ 33,323	$ 25,963	$ 19,490
(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity
	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (250)	$ (224)	$ (122)	$ (133)
Net realized gain (loss) on investments	703	(942)	(390)	(939)
Unrealized appreciation (depreciation)	10,206	5,308	5,500	3,515
Net increase (decrease) in net assets from operations	10,659	4,142	4,988	2,443
Contract Transactions:
Payments received from contract owners	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(1,562)	(1,567)	(937)	(1,350)
Contract benefits	(601)	(455)	(441)	(332)
Contract terminations	(1,207)	(1,042)	(591)	(452)
Contract maintenance charges	(9)	(8)	(4)	(4)
Other transfers (to) from FILI, net	14	8	(11)	(41)
Net increase (decrease) in net assets from contract transactions	(3,365)	(3,064)	(1,984)	(2,179)
Total increase (decrease) in net assets	7,294	1,078	3,004	264
Net Assets:
Beginning of period	26,490	25,412	17,787	17,523
End of period	$ 33,784	$ 26,490	$ 20,791	$ 17,787

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2013 and 2012

(In thousands)			Subaccounts Investing In:
	Lazard - Retirement Emerging Markets		PVIT - Commodity Real Return (a)		PVIT - Low Duration		PVIT - Real Return
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 2,018	$ 2,420	$ 330	$ 208	$ 6,810	$ 8,622	$ 4,470	$ 3,797
Net realized gain (loss) on investments	(1,669)	53	(425)	818	2,493	2,242	1,750	35,108
Unrealized appreciation (depreciation)	(3,847)	28,956	(3,411)	(786)	(12,270)	17,253	(51,844)	(840)
Net increase (decrease) in net assets from operations	(3,498)	31,429	(3,506)	240	(2,967)	28,117	(45,624)	38,065
Contract Transactions:
Payments received from contract owners	6,611	4,673	2,368	2,385	30,303	26,392	13,927	48,980
Transfers between sub-accounts and the fixed account, net	(16,413)	(9,832)	2,529	14,694	(18,187)	57,576	(221,065)	93,824
Contract benefits	(577)	(665)	(14)	(24)	(1,725)	(1,047)	(728)	(768)
Contract terminations	(4,082)	(5,898)	(772)	(120)	(40,650)	(28,189)	(22,025)	(14,004)
Contract maintenance charges	(9)	(11)	0	0	(5)	(6)	(6)	(10)
Other transfers (to) from FILI, net	(11)	66	0	2	14	(13)	19	19
Net increase (decrease) in net assets from contract transactions	(14,481)	(11,667)	4,111	16,937	(30,250)	54,713	(229,878)	128,041
Total increase (decrease) in net assets	(17,979)	19,762	605	17,177	(33,217)	82,830	(275,502)	166,106
Net Assets:
Beginning of period	171,550	151,788	17,177	0	574,142	491,312	569,998	403,892
End of period	$ 153,571	$ 171,550	$ 17,782	$ 17,177	$ 540,925	$ 574,142	$ 294,496	$ 569,998
(In thousands)	Subaccounts Investing In:
	PVIT - Total Return		Blackrock - Global Allocation V.I. (a)		FTVIP - Global Bond Securities (a)		FTVIP - U.S. Government (a)
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 15,697	$ 17,104	$ 1,317	$ 610	$ 4,921	$ 628	$ 1,092	$ 427
Net realized gain (loss) on investments	7,578	17,867	6,512	298	2,322	112	(841)	36
Unrealized appreciation (depreciation)	(44,376)	28,871	5,632	1,114	(6,697)	2,310	(1,414)	(330)
Net increase (decrease) in net assets from operations	(21,101)	63,842	13,461	2,022	546	3,050	(1,163)	133
Contract Transactions:
Payments received from contract owners	43,333	68,523	17,524	7,977	19,288	12,178	3,648	13,308
Transfers between sub-accounts and the fixed account, net	(182,076)	165,697	81,678	36,013	51,388	42,438	(20,677)	35,187
Contract benefits	(1,583)	(1,584)	(115)	(25)	(46)	(6)	(116)	(26)
Contract terminations	(44,768)	(26,593)	(2,978)	(229)	(3,753)	(447)	(2,254)	(771)
Contract maintenance charges	(9)	(10)	(1)	0	(1)	0	0	0
Other transfers (to) from FILI, net	19	(118)	15	4	1	1	0	6
Net increase (decrease) in net assets from contract transactions	(185,084)	205,915	96,123	43,740	66,877	54,164	(19,399)	47,704
Total increase (decrease) in net assets	(206,185)	269,757	109,584	45,762	67,423	57,214	(20,562)	47,837
Net Assets:
Beginning of period	877,470	607,713	45,762	0	57,214	0	47,837	0
End of period	$ 671,285	$ 877,470	$ 155,346	$ 45,762	$ 124,637	$ 57,214	$ 27,275	$ 47,837

(a) New Fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Effective March 31, 2009, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")
Invesco Advisers, Inc. ("Invesco")
Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")
Blackrock Variable Series Funds ("Blackrock")

During 2012, Blackrock and Franklin Templeton were added as fund groups and the following underlying funds were added and commenced operations effective April 30, 2012:

Blackrock - Global Allocation V.I.
FTVIP - Global Bond Securities
FTVIP - Global U.S. Government
PVIT - Commodity Real Return

During 2012, the following underlying fund was renamed:

Old Name	New Name
Invesco - Van Kampen Global Value Equity	Invesco - Van Kampen Global Core Equity

As of December 31, 2013, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $104,743,000 and 3,489,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

• Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

• Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

• Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2013 or 2012. The Account had no Level 3 activity during 2013 and 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Adoption of New Accounting Pronouncements

In May 2011, the FASB issued amended guidance that clarifies and changes fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, the amendment expands existing disclosure requirements for fair value measurements and amends certain fair value principles. The amended guidance is effective beginning January 1, 2012. The account adopted this guidance effective January 1, 2012. Adoption of this guidance did not have a material impact on the financial statements.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater. The total return shown for this product in Footnote 6 is for the period from September 7, 2010 to December 31, 2010.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was ..20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05%-0.20%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Consumer Discretionary
VIP - Overseas, Class R Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Utilities	VIP - International Capital Appreciation, Class R
VIP - Utilities Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Technology	VIP - Consumer Staples
VIP - Technology Investor Class	VIP - Consumer Staples Investor Class
VIP - Energy	VIP - Materials
VIP - Energy Investor Class	VIP - Materials Investor Class
VIP - Health Care	VIP - Telecommunications
VIP - Health Care Investor Class	VIP - Telecommunications Investor Class
VIP - Financial Services	VIP - Emerging Markets
VIP - Financial Services Investor Class	VIP - Emerging Markets Investor Class
VIP - Industrials
VIP - Industrials Investor Class

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2013 were 0.045% to 0.80% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended
December 31, 2013:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 96,968	$ 141,077
VIP - Money Market Investor Class	705,889	539,960
VIP - High Income	16,558	38,628
VIP - High Income Investor Class	167,559	121,815
VIP - Equity-Income	45,365	55,177
VIP - Equity-Income Investor Class	98,097	25,998
VIP - Growth	3,966	42,026
VIP - Growth Investor Class	31,706	22,176
VIP - Overseas	1,255	10,793
VIP - Overseas, Class R	5,953	8,383
VIP - Overseas, Class R Investor Class	51,946	16,929
VIP - Investment Grade Bond	12,268	77,491
VIP - Investment Grade Bond Investor Class	53,364	181,185
VIP - Asset Manager	7,427	32,231
VIP - Asset Manager Investor Class	24,363	16,863
VIP - Index 500	301,301	95,920
VIP - Asset Manager: Growth	2,878	12,013

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Asset Manager: Growth Investor Class	$ 16,376	$ 4,426
VIP - Contrafund	13,807	111,965
VIP - Contrafund Investor Class	140,987	45,845
VIP - Balanced	21,570	16,329
VIP - Balanced Investor Class	285,267	122,514
VIP - Dynamic Capital Appreciation	13,564	6,503
VIP - Dynamic Capital Appreciation Investor Class	61,319	12,512
VIP - Growth & Income	11,636	18,120
VIP - Growth & Income Investor Class	69,101	21,209
VIP - Growth Opportunities	10,199	17,772
VIP - Growth Opportunities Investor Class	40,357	25,112
VIP - Mid Cap	52,688	47,165
VIP - Mid Cap Investor Class	110,965	27,537
VIP - Value Strategies	9,688	17,006
VIP - Value Strategies Investor Class	37,207	29,117
VIP - Utilities	7,384	11,148
VIP - Utilities Investor Class	27,720	26,289
VIP - Technology	9,507	17,717
VIP - Technology Investor Class	36,303	26,675
VIP - Energy	11,231	32,533
VIP - Energy Investor Class	22,720	26,009
VIP - Health Care	64,803	13,289
VIP - Health Care Investor Class	193,264	27,455
VIP - Financial Services	14,286	10,922
VIP - Financial Services Investor Class	36,546	21,008
VIP - Industrials	26,460	15,069
VIP - Industrials Investor Class	67,062	10,143
VIP - Consumer Discretionary	18,065	5,195
VIP - Consumer Discretionary Investor Class	70,351	11,219
VIP - Real Estate	11,264	26,597
VIP - Real Estate Investor Class	66,871	52,343
VIP - Strategic Income	10,795	44,761
VIP - Strategic Income Investor Class	130,283	214,864
VIP - Growth Strategies	2,849	1,863
VIP - Growth Strategies Investor Class	9,317	3,748
VIP - International Capital Appreciation, Class R	7,277	11,481
VIP - International Capital Appreciation, Class R Investor Class	46,158	13,146
VIP - Value Leaders	5,455	4,559
VIP - Value Leaders Investor Class	13,538	8,923
VIP - Value	8,702	4,571
VIP - Value Investor Class	37,807	11,398
VIP - Growth Stock	6,217	3,886
VIP - Growth Stock Investor Class	36,349	15,034
VIP - Freedom Income	3,939	3,967
VIP - Freedom Income Investor Class	34,352	14,714
VIP - Freedom 2005	1,611	1,206
VIP - Freedom 2005 Investor Class	8,589	5,647
VIP - Freedom 2010	1,752	2,593
VIP - Freedom 2010 Investor Class	12,315	10,554
VIP - Freedom 2015	4,434	5,419
VIP - Freedom 2015 Investor Class	22,016	13,107

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Freedom 2020	$ 6,653	$ 6,500
VIP - Freedom 2020 Investor Class	33,992	17,165
VIP - Freedom 2025	4,223	2,265
VIP - Freedom 2025 Investor Class	36,026	9,070
VIP - Freedom 2030	3,009	3,306
VIP - Freedom 2030 Investor Class	34,443	7,237
VIP - Freedom Lifetime Income I	1,718	1,492
VIP - Freedom Lifetime Income II	2,715	1,424
VIP - Freedom Lifetime Income III	3,037	1,347
VIP - Disciplined Small Cap	23,236	6,711
VIP - Disciplined Small Cap Investor Class	104,100	17,050
VIP - FundsManager 20%	151,848	120,847
VIP - FundsManager 50%	231,716	71,762
VIP - FundsManager 60%	226,990	128,029
VIP - FundsManager 70%	178,310	65,098
VIP - FundsManager 85%	75,883	37,649
VIP - Consumer Staples	9,618	11,804
VIP - Consumer Staples Investor Class	59,155	29,334
VIP - Materials	4,012	10,358
VIP - Materials Investor Class	15,286	19,092
VIP - Telecommunications	4,055	4,837
VIP - Telecommunications Investor Class	11,902	9,066
VIP - Emerging Markets	3,126	4,421
VIP - Emerging Markets Investor Class	9,982	10,993
UIF - Emerging Markets Equity	14,526	35,984
UIF - Emerging Markets Debt	48,728	120,326
UIF - Global Tactical Asset Allocation	8,693	7,856
Invesco - Van Kampen Global Core Equity	8,505	6,053
WFAF - Advantage VT Discovery	859	3,644
WFAF - Advantage VT Opportunity	50	2,157
Lazard - Retirement Emerging Markets	42,881	54,444
PVIT - Commodity Real Return	15,517	11,076
PVIT - Low Duration	133,793	157,233
PVIT - Real Return	32,317	255,247
PVIT - Total Return	110,350	273,774
Blackrock - Global Allocation V.I.	113,886	11,161
FTVIP - Global Bond Securities	100,272	27,141
FTVIP - U.S. Government	13,062	31,369

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2013:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	326,274	$ 326,274	$ 1.00
VIP - Money Market Investor Class	912,995	912,995	1.00
VIP - High Income	21,949	256,625	5.80
VIP - High Income Investor Class	70,928	425,702	5.78
VIP - Equity-Income	20,194	504,674	23.29
VIP - Equity-Income Investor Class	11,619	275,599	23.21
VIP - Growth	7,486	384,739	57.14
VIP - Growth Investor Class	2,577	113,272	56.99

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Overseas	3,835	$ 97,046	$ 20.64
VIP - Overseas, Class R	2,195	52,086	20.59
VIP - Overseas, Class R Investor Class	8,677	181,642	20.58
VIP - Investment Grade Bond	19,935	267,118	12.36
VIP - Investment Grade Bond Investor Class	31,387	413,241	12.32
VIP - Asset Manager	15,556	261,177	17.24
VIP - Asset Manager Investor Class	7,041	108,891	17.17
VIP - Index 500	6,347	993,576	186.29
VIP - Asset Manager: Growth	4,744	78,200	18.30
VIP - Asset Manager: Growth Investor Class	2,952	46,434	18.22
VIP - Contrafund	28,252	803,893	34.35
VIP - Contrafund Investor Class	25,974	761,800	34.22
VIP - Balanced	8,496	135,763	17.76
VIP - Balanced Investor Class	94,168	1,417,950	17.66
VIP - Dynamic Capital Appreciation	2,508	27,077	12.76
VIP - Dynamic Capital Appreciation Investor Class	7,635	84,454	12.75
VIP - Growth & Income	6,956	115,141	19.14
VIP - Growth & Income Investor Class	6,218	103,267	19.09
VIP - Growth Opportunities	2,796	63,794	29.96
VIP - Growth Opportunities Investor Class	3,821	89,667	29.84
VIP - Mid Cap	10,675	348,570	36.39
VIP - Mid Cap Investor Class	11,418	388,484	36.25
VIP - Value Strategies	4,255	58,393	14.37
VIP - Value Strategies Investor Class	6,068	77,596	14.31
VIP - Utilities	1,750	23,405	13.45
VIP - Utilities Investor Class	3,501	45,598	13.39
VIP - Technology	4,420	51,376	12.43
VIP - Technology Investor Class	8,974	102,188	12.34
VIP - Energy	3,577	93,116	23.95
VIP - Energy Investor Class	4,044	101,429	23.90
VIP - Health Care	6,621	111,857	22.56
VIP - Health Care Investor Class	15,533	272,234	22.43
VIP - Financial Services	2,672	31,609	9.33
VIP - Financial Services Investor Class	5,823	53,033	9.30
VIP - Industrials	2,281	41,623	22.17
VIP - Industrials Investor Class	5,299	99,316	22.07
VIP - Consumer Discretionary	1,565	24,647	18.54
VIP - Consumer Discretionary Investor Class	5,350	85,537	18.50
VIP - Real Estate	2,526	59,520	16.35
VIP - Real Estate Investor Class	7,803	147,432	16.29
VIP - Strategic Income	9,059	104,440	11.20
VIP - Strategic Income Investor Class	78,141	906,834	11.17
VIP - Growth Strategies	560	6,443	12.55
VIP - Growth Strategies Investor Class	1,230	13,607	12.43
VIP - International Capital Appreciation, Class R	1,278	17,108	12.68
VIP - International Capital Appreciation, Class R Investor Class	6,411	75,516	12.59
VIP - Value Leaders	561	8,372	13.84
VIP - Value Leaders Investor Class	1,278	18,081	13.80
VIP - Value	1,231	18,000	15.18
VIP - Value Investor Class	4,304	61,791	15.17

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth Stock	811	$ 13,577	$ 19.67
VIP - Growth Stock Investor Class	3,878	65,283	19.51
VIP - Freedom Income	1,099	12,053	10.89
VIP - Freedom Income Investor Class	5,106	55,316	10.97
VIP - Freedom 2005	578	6,815	11.37
VIP - Freedom 2005 Investor Class	1,487	16,319	10.90
VIP - Freedom 2010	1,220	14,584	12.30
VIP - Freedom 2010 Investor Class	4,800	53,677	11.64
VIP - Freedom 2015	2,442	29,482	12.43
VIP - Freedom 2015 Investor Class	7,746	84,930	11.48
VIP - Freedom 2020	2,331	28,295	12.61
VIP - Freedom 2020 Investor Class	12,435	135,146	11.47
VIP - Freedom 2025	1,248	15,517	12.99
VIP - Freedom 2025 Investor Class	8,780	96,131	12.16
VIP - Freedom 2030	1,333	17,154	12.84
VIP - Freedom 2030 Investor Class	8,713	94,101	11.81
VIP - Freedom Lifetime Income I	979	10,524	10.95
VIP - Freedom Lifetime Income II	1,968	21,998	11.43
VIP - Freedom Lifetime Income III	984	11,045	11.74
VIP - Disciplined Small Cap	2,734	36,397	15.40
VIP - Disciplined Small Cap Investor Class	11,053	148,476	15.36
VIP - FundsManager 20%	55,277	605,082	11.33
VIP - FundsManager 50%	88,683	940,841	12.01
VIP - FundsManager 60%	131,633	1,258,723	11.81
VIP - FundsManager 70%	65,668	696,189	12.01
VIP - FundsManager 85%	24,691	264,306	12.07
VIP - Consumer Staples	1,442	21,357	16.44
VIP - Consumer Staples Investor Class	7,751	112,568	16.40
VIP - Materials	1,262	16,897	15.53
VIP - Materials Investor Class	3,153	42,858	15.53
VIP - Telecommunications	386	4,112	10.77
VIP - Telecommunications Investor Class	1,424	14,646	10.71
VIP - Emerging Markets	1,017	10,530	9.02
VIP - Emerging Markets Investor Class	3,010	29,232	8.98
UIF - Emerging Markets Equity	6,455	142,109	14.69
UIF - Emerging Markets Debt	22,063	198,898	8.22
UIF - Global Tactical Asset Allocation	3,559	46,994	11.06
Invesco - Van Kampen Global Core Equity	2,865	21,989	9.06
WFAF - Advantage VT Discovery	960	30,634	35.20
WFAF - Advantage VT Opportunity	795	22,161	26.15
Lazard - Retirement Emerging Markets	7,217	178,903	21.28
PVIT - Commodity Real Return	2,974	21,979	5.98
PVIT - Low Duration	50,983	540,811	10.61
PVIT - Real Return	23,372	336,375	12.60
PVIT - Total Return	61,137	700,353	10.98
Blackrock - Global Allocation V.I.	8,847	148,600	17.56
FTVIP - Global Bond Securities	6,701	129,025	18.60
FTVIP - U.S. Government	2,156	29,020	12.65

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2013 and 2012 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
VIP - Money Market
Units Issued	11,027	9,856	630	512
Units Redeemed	(12,507)	(14,183)	(1,100)	(886)
Net Increase (Decrease)	(1,480)	(4,327)	(470)	(374)
VIP - High Income
Units Issued	363	645	76	114
Units Redeemed	(784)	(646)	(277)	(169)
Net Increase (Decrease)	(421)	(1)	(201)	(55)
VIP - Equity-Income
Units Issued	225	144	29	19
Units Redeemed	(734)	(886)	(117)	(147)
Net Increase (Decrease)	(509)	(742)	(88)	(128)
VIP - Growth
Units Issued	125	128	12	12
Units Redeemed	(531)	(767)	(59)	(78)
Net Increase (Decrease)	(406)	(639)	(47)	(66)
VIP - Overseas
Units Issued	5	1	0	0
Units Redeemed	(236)	(297)	(16)	(21)
Net Increase (Decrease)	(231)	(296)	(16)	(21)
VIP - Overseas, Class R
Units Issued	436	194	59	11
Units Redeemed	(633)	(692)	(67)	(95)
Net Increase (Decrease)	(197)	(498)	(8)	(84)
VIP - Investment Grade Bond
Units Issued	305	829	32	87
Units Redeemed	(1,893)	(1,601)	(277)	(311)
Net Increase (Decrease)	(1,588)	(772)	(245)	(224)
VIP - Asset Manager
Units Issued	128	111	6	17
Units Redeemed	(592)	(737)	(134)	(191)
Net Increase (Decrease)	(464)	(626)	(128)	(174)
VIP - Index 500
Units Issued	1,062	602	83	130
Units Redeemed	(1,407)	(1,343)	(161)	(247)
Net Increase (Decrease)	(345)	(741)	(78)	(117)
VIP - Asset Manager: Growth
Units Issued	81	56	6	11
Units Redeemed	(333)	(352)	(69)	(77)
Net Increase (Decrease)	(252)	(296)	(63)	(66)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
VIP - Contrafund
Units Issued	619	679	39	56
Units Redeemed	(2,173)	(2,467)	(214)	(251)
Net Increase (Decrease)	(1,554)	(1,788)	(175)	(195)
VIP - Balanced
Units Issued	783	649	157	105
Units Redeemed	(816)	(1,074)	(206)	(256)
Net Increase (Decrease)	(33)	(425)	(49)	(151)
VIP - Dynamic Capital Appreciation
Units Issued	604	490	115	100
Units Redeemed	(452)	(325)	(36)	(53)
Net Increase (Decrease)	152	165	79	47
VIP - Growth & Income
Units Issued	583	394	79	64
Units Redeemed	(852)	(653)	(138)	(157)
Net Increase (Decrease)	(269)	(259)	(59)	(93)
VIP - Growth Opportunities
Units Issued	695	1,287	154	241
Units Redeemed	(1,078)	(1,514)	(200)	(279)
Net Increase (Decrease)	(383)	(227)	(46)	(38)
VIP - Mid Cap
Units Issued	680	391	66	41
Units Redeemed	(1,723)	(2,693)	(283)	(365)
Net Increase (Decrease)	(1,043)	(2,302)	(217)	(324)
VIP - Value Strategies
Units Issued	645	551	138	104
Units Redeemed	(956)	(609)	(172)	(133)
Net Increase (Decrease)	(311)	(58)	(34)	(29)
VIP - Utilities
Units Issued	530	782	64	154
Units Redeemed	(743)	(1,036)	(107)	(221)
Net Increase (Decrease)	(213)	(254)	(43)	(67)
VIP - Technology
Units Issued	657	1,245	84	160
Units Redeemed	(1,259)	(2,524)	(177)	(200)
Net Increase (Decrease)	(602)	(1,279)	(93)	(40)
VIP - Energy
Units Issued	515	779	28	82
Units Redeemed	(1,214)	(1,920)	(115)	(268)
Net Increase (Decrease)	(699)	(1,141)	(87)	(186)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
VIP - Health Care
Units Issued	3,010	1,237	296	212
Units Redeemed	(1,205)	(1,077)	(146)	(140)
Net Increase (Decrease)	1,805	160	150	72
VIP - Financial Services
Units Issued	1,564	1,545	285	281
Units Redeemed	(1,339)	(1,430)	(181)	(157)
Net Increase (Decrease)	225	115	104	124
VIP - Industrials
Units Issued	910	181	91	29
Units Redeemed	(627)	(504)	(58)	(65)
Net Increase (Decrease)	283	(323)	33	(36)
VIP - Consumer Discretionary
Units Issued	885	481	185	131
Units Redeemed	(356)	(369)	(88)	(66)
Net Increase (Decrease)	529	112	97	65
VIP - Real Estate
Units Issued	594	1,007	39	112
Units Redeemed	(1,213)	(894)	(125)	(96)
Net Increase (Decrease)	(619)	113	(86)	16
VIP - Strategic Income
Units Issued	824	1,456	43	116
Units Redeemed	(2,749)	(1,988)	(303)	(287)
Net Increase (Decrease)	(1,925)	(532)	(260)	(171)
VIP - Growth Strategies
Units Issued	182	105	35	14
Units Redeemed	(120)	(146)	(19)	(38)
Net Increase (Decrease)	62	(41)	16	(24)
VIP - International Capital Appreciation, Class R
Units Issued	538	800	97	49
Units Redeemed	(905)	(373)	(57)	(36)
Net Increase (Decrease)	(367)	427	40	13
VIP - Value Leaders
Units Issued	375	39	149	30
Units Redeemed	(279)	(213)	(149)	(32)
Net Increase (Decrease)	96	(174)	0	(2)
VIP - Value
Units Issued	502	173	100	74
Units Redeemed	(310)	(481)	(97)	(79)
Net Increase (Decrease)	192	(308)	3	(5)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
VIP - Growth Stock
Units Issued	332	466	36	34
Units Redeemed	(275)	(395)	(31)	(28)
Net Increase (Decrease)	57	71	5	6
VIP - Freedom Income
Units Issued	319	329	0	0
Units Redeemed	(338)	(212)	0	0
Net Increase (Decrease)	(19)	117	0	0
VIP - Freedom 2005
Units Issued	124	110	0	0
Units Redeemed	(101)	(83)	0	0
Net Increase (Decrease)	23	27	0	0
VIP - Freedom 2010
Units Issued	109	92	0	0
Units Redeemed	(187)	(252)	0	0
Net Increase (Decrease)	(78)	(160)	0	0
VIP - Freedom 2015
Units Issued	307	405	0	0
Units Redeemed	(418)	(654)	0	0
Net Increase (Decrease)	(111)	(249)	0	0
VIP - Freedom 2020
Units Issued	477	445	0	0
Units Redeemed	(503)	(462)	0	0
Net Increase (Decrease)	(26)	(17)	0	0
VIP - Freedom 2025
Units Issued	266	122	0	0
Units Redeemed	(162)	(174)	0	0
Net Increase (Decrease)	104	(52)	0	0
VIP - Freedom 2030
Units Issued	201	105	0	0
Units Redeemed	(248)	(103)	0	0
Net Increase (Decrease)	(47)	2	0	0
VIP - Disciplined Small Cap
Units Issued	1,798	504	273	82
Units Redeemed	(871)	(744)	(141)	(86)
Net Increase (Decrease)	927	(240)	132	(4)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
VIP - Funds Manager 20%
Units Issued	903	1,038	400	224
Units Redeemed	(1,509)	(1,024)	(235)	(253)
Net Increase (Decrease)	(606)	14	165	(29)
VIP - Funds Manager 50%
Units Issued	998	1,155	571	195
Units Redeemed	(1,670)	(1,488)	(681)	(600)
Net Increase (Decrease)	(672)	(333)	(110)	(405)
VIP - Funds Manager 60%
Units Issued	798	710	135	178
Units Redeemed	(756)	(1,017)	(271)	(402)
Net Increase (Decrease)	42	(307)	(136)	(224)
VIP - Funds Manager 70%
Units Issued	814	503	183	151
Units Redeemed	(787)	(1,124)	(369)	(513)
Net Increase (Decrease)	27	(621)	(186)	(362)
VIP - Funds Manager 85%
Units Issued	406	257	71	80
Units Redeemed	(754)	(796)	(157)	(465)
Net Increase (Decrease)	(348)	(539)	(86)	(385)
VIP - Consumer Staples
Units Issued	719	1,397	100	225
Units Redeemed	(808)	(984)	(173)	(115)
Net Increase (Decrease)	(89)	413	(73)	110
VIP - Materials
Units Issued	254	514	43	42
Units Redeemed	(634)	(901)	(119)	(156)
Net Increase (Decrease)	(380)	(387)	(76)	(114)
VIP - Telecommunications
Units Issued	279	386	115	71
Units Redeemed	(335)	(306)	(147)	(47)
Net Increase (Decrease)	(56)	80	(32)	24
VIP - Emerging Markets
Units Issued	410	429	36	30
Units Redeemed	(543)	(1,045)	(67)	(92)
Net Increase (Decrease)	(133)	(616)	(31)	(62)
UIF - Emerging Markets Equity
Units Issued	147	160	7	22
Units Redeemed	(711)	(814)	(71)	(77)
Net Increase (Decrease)	(564)	(654)	(64)	(55)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
UIF - Emerging Markets Debt
Units Issued	172	571	13	76
Units Redeemed	(769)	(413)	(86)	(43)
Net Increase (Decrease)	(597)	158	(73)	33
UIF - Global Tactical Asset Allocation
Units Issued	65	70	13	10
Units Redeemed	(209)	(252)	(29)	(65)
Net Increase (Decrease)	(144)	(182)	(16)	(55)
Invesco - Van Kampen Global Core Equity (b)
Units Issued	36	27	3	1
Units Redeemed	(103)	(152)	(23)	(36)
Net Increase (Decrease)	(67)	(125)	(20)	(35)
WFAF - Advantage VT Discovery
Units Issued	1	0	0	0
Units Redeemed	(99)	(107)	(14)	(20)
Net Increase (Decrease)	(98)	(107)	(14)	(20)
WFAF - Advantage VT Opportunity
Units Issued	0	0	0	0
Units Redeemed	(57)	(74)	(11)	(16)
Net Increase (Decrease)	(57)	(74)	(11)	(16)
Lazard - Retirement Emerging Markets
Units Issued	398	1,090	40	97
Units Redeemed	(1,101)	(1,745)	(108)	(151)
Net Increase (Decrease)	(703)	(655)	(68)	(54)

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
PVIT- Commodity Real Return (a)
Units Issued	0	153	9	86
Units Redeemed	(37)	(64)	(23)	(65)
Net Increase (Decrease)	(37)	89	(14)	21
PVIT- Low Duration
Units Issued	1,385	1,882	60	99
Units Redeemed	(2,399)	(1,781)	(162)	(168)
Net Increase (Decrease)	(1,014)	101	(102)	(69)
PVIT- Real Return
Units Issued	401	2,493	22	226
Units Redeemed	(2,713)	(2,082)	(188)	(207)
Net Increase (Decrease)	(2,312)	411	(166)	19
PVIT- Total Return
Units Issued	685	2,043	71	185
Units Redeemed	(2,174)	(1,536)	(240)	(89)
Net Increase (Decrease)	(1,489)	507	(169)	96
Blackrock- Global Allocation V.I. (a)
Units Issued	590	270	140	40
Units Redeemed	(180)	(79)	(13)	(22)
Net Increase (Decrease)	410	191	127	18
FTVIP- Global Bond Securities (a)
Units Issued	718	412	38	49
Units Redeemed	(442)	(35)	(39)	(2)
Net Increase (Decrease)	276	377	(1)	47
FTVIP- U.S. Government (a)
Units Issued	127	541	10	80
Units Redeemed	(318)	(221)	(66)	(14)
Net Increase (Decrease)	(191)	320	(56)	66

(a) New Fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
VIP - Money Market Investor Class
Units Issued	226,509	170,726	3,215	2,087
Units Redeemed	(210,570)	(175,104)	(3,216)	(1,961)
Net Increase (Decrease)	15,939	(4,378)	(1)	126
VIP - High Income Investor Class
Units Issued	14,641	13,971	0	0
Units Redeemed	(12,830)	(7,535)	0	0
Net Increase (Decrease)	1,811	6,436	0	0
VIP - Equity Income Investor Class
Units Issued	6,998	3,700	0	0
Units Redeemed	(3,752)	(3,036)	0	0
Net Increase (Decrease)	3,246	664	0	0
VIP - Growth Investor Class
Units Issued	2,576	2,196	0	0
Units Redeemed	(2,039)	(2,257)	0	0
Net Increase (Decrease)	537	(61)	0	0
VIP - Overseas, Class R Investor Class
Units Issued	4,717	1,760	0	0
Units Redeemed	(2,419)	(2,613)	0	0
Net Increase (Decrease)	2,298	(853)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	7,976	15,144	0	0
Units Redeemed	(18,476)	(9,730)	0	0
Net Increase (Decrease)	(10,500)	5,414	0	0
VIP - Asset Manager Investor Class
Units Issued	1,928	1,610	0	0
Units Redeemed	(1,500)	(1,737)	0	0
Net Increase (Decrease)	428	(127)	0	0
VIP - Index 500
Units Issued	23,592	12,374	0	0
Units Redeemed	(10,939)	(8,668)	0	0
Net Increase (Decrease)	12,653	3,706	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	1,102	550	0	0
Units Redeemed	(338)	(774)	0	0
Net Increase (Decrease)	764	(224)	0	0
VIP - Contrafund Investor Class
Units Issued	14,274	11,112	0	0
Units Redeemed	(8,680)	(9,404)	0	0
Net Increase (Decrease)	5,594	1,708	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
VIP - Balanced Investor Class
Units Issued	15,465	6,156	0	0
Units Redeemed	(4,915)	(3,834)	0	0
Net Increase (Decrease)	10,550	2,322	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	4,054	1,534	0	0
Units Redeemed	(1,589)	(960)	0	0
Net Increase (Decrease)	2,465	574	0	0
VIP - Growth & Income Investor Class
Units Issued	4,872	1,893	0	0
Units Redeemed	(2,089)	(961)	0	0
Net Increase (Decrease)	2,783	932	0	0
VIP - Growth Opportunities Investor Class
Units Issued	2,999	3,461	0	0
Units Redeemed	(2,210)	(2,644)	0	0
Net Increase (Decrease)	789	817	0	0
VIP - Mid Cap Investor Class
Units Issued	6,219	3,367	0	0
Units Redeemed	(3,750)	(5,564)	0	0
Net Increase (Decrease)	2,469	(2,197)	0	0
VIP - Value Strategies Investor Class
Units Issued	3,085	1,835	0	0
Units Redeemed	(2,502)	(1,404)	0	0
Net Increase (Decrease)	583	431	0	0
VIP - Utilities Investor Class
Units Issued	2,277	1,862	0	0
Units Redeemed	(2,266)	(2,341)	0	0
Net Increase (Decrease)	11	(479)	0	0
VIP - Technology Investor Class
Units Issued	2,739	2,782	0	0
Units Redeemed	(2,549)	(2,607)	0	0
Net Increase (Decrease)	190	175	0	0
VIP - Energy Investor Class
Units Issued	2,018	2,212	0	0
Units Redeemed	(2,281)	(3,463)	0	0
Net Increase (Decrease)	(263)	(1,251)	0	0
VIP - Health Care Investor Class
Units Issued	10,825	3,931	0	0
Units Redeemed	(3,612)	(2,223)	0	0
Net Increase (Decrease)	7,213	1,708	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
VIP - Financial Services Investor Class
Units Issued	4,352	3,021	0	0
Units Redeemed	(2,945)	(1,734)	0	0
Net Increase (Decrease)	1,407	1,287	0	0
VIP - Industrials Investor Class
Units Issued	3,861	1,126	0	0
Units Redeemed	(1,247)	(1,485)	0	0
Net Increase (Decrease)	2,614	(359)	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	4,323	1,455	0	0
Units Redeemed	(1,354)	(884)	0	0
Net Increase (Decrease)	2,969	571	0	0
VIP - Real Estate Investor Class
Units Issued	5,315	4,641	0	0
Units Redeemed	(4,827)	(2,630)	0	0
Net Increase (Decrease)	488	2,011	0	0
VIP - Strategic Income Investor Class
Units Issued	16,276	23,691	0	0
Units Redeemed	(24,219)	(11,574)	0	0
Net Increase (Decrease)	(7,943)	12,117	0	0
VIP - Growth Strategies Investor Class
Units Issued	687	380	0	0
Units Redeemed	(305)	(446)	0	0
Net Increase (Decrease)	382	(66)	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	3,888	1,382	0	0
Units Redeemed	(1,614)	(753)	0	0
Net Increase (Decrease)	2,274	629	0	0
VIP - Value Leaders Investor Class
Units Issued	1,174	151	0	0
Units Redeemed	(810)	(544)	0	0
Net Increase (Decrease)	364	(393)	0	0
VIP - Value Investor Class
Units Issued	2,465	808	0	0
Units Redeemed	(1,102)	(996)	0	0
Net Increase (Decrease)	1,363	(188)	0	0
VIP - Growth Stock Investor Class
Units Issued	2,254	2,145	0	0
Units Redeemed	(1,381)	(967)	0	0
Net Increase (Decrease)	873	1,178	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
VIP - Freedom Income Investor Class
Units Issued	2,941	742	0	0
Units Redeemed	(1,471)	(368)	0	0
Net Increase (Decrease)	1,470	374	0	0
VIP - Freedom 2005 Investor Class
Units Issued	600	590	0	0
Units Redeemed	(426)	(363)	0	0
Net Increase (Decrease)	174	227	0	0
VIP - Freedom 2010 Investor Class
Units Issued	859	419	0	0
Units Redeemed	(824)	(586)	0	0
Net Increase (Decrease)	35	(167)	0	0
VIP - Freedom 2015 Investor Class
Units Issued	1,603	1,028	0	0
Units Redeemed	(1,124)	(822)	0	0
Net Increase (Decrease)	479	206	0	0
VIP - Freedom 2020 Investor Class
Units Issued	2,509	1,736	0	0
Units Redeemed	(1,634)	(1,290)	0	0
Net Increase (Decrease)	875	446	0	0
VIP - Freedom 2025 Investor Class
Units Issued	2,476	1,269	0	0
Units Redeemed	(889)	(436)	0	0
Net Increase (Decrease)	1,587	833	0	0
VIP - Freedom 2030 Investor Class
Units Issued	2,481	1,073	0	0
Units Redeemed	(841)	(519)	0	0
Net Increase (Decrease)	1,640	554	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	98	75
Units Redeemed	0	0	(99)	(48)
Net Increase (Decrease)	0	0	(1)	27
VIP - Freedom Lifetime Income II
Units Issued	0	0	161	287
Units Redeemed	0	0	(96)	(189)
Net Increase (Decrease)	0	0	65	98
VIP - Freedom Lifetime Income III
Units Issued	0	0	189	94
Units Redeemed	0	0	(92)	(57)
Net Increase (Decrease)	0	0	97	37
VIP - Disciplined Small Cap Investor Class
Units Issued	7,500	2,043	0	0
Units Redeemed	(2,602)	(1,921)	0	0
Net Increase (Decrease)	4,898	122	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
VIP - FundsManager 20%
Units Issued	14,748	12,824	138	196
Units Redeemed	(13,200)	(5,924)	(69)	(58)
Net Increase (Decrease)	1,548	6,900	69	138
VIP - FundsManager 50%
Units Issued	19,957	12,863	1,186	575
Units Redeemed	(9,045)	(8,440)	(169)	(116)
Net Increase (Decrease)	10,912	4,423	1,017	459
VIP - FundsManager 60%
Units Issued	12,880	8,649	1,013	567
Units Redeemed	(4,467)	(5,130)	(149)	(81)
Net Increase (Decrease)	8,413	3,519	864	486
VIP - FundsManager 70%
Units Issued	14,015	8,175	145	81
Units Redeemed	(6,365)	(7,193)	(11)	(16)
Net Increase (Decrease)	7,650	982	134	65
VIP - FundsManager 85%
Units Issued	5,671	2,727	148	5
Units Redeemed	(3,106)	(4,556)	(15)	(12)
Net Increase (Decrease)	2,565	(1,829)	133	(7)
VIP - Consumer Staples Investor Class
Units Issued	5,044	4,221	0	0
Units Redeemed	(3,461)	(1,899)	0	0
Net Increase (Decrease)	1,583	2,322	0	0
VIP - Materials Investor Class
Units Issued	1,197	1,210	0	0
Units Redeemed	(1,515)	(1,802)	0	0
Net Increase (Decrease)	(318)	(592)	0	0
VIP - Telecommunications Investor Class
Units Issued	1,003	709	0	0
Units Redeemed	(827)	(382)	0	0
Net Increase (Decrease)	176	327	0	0
VIP - Emerging Markets Investor Class
Units Issued	1,313	1,161	0	0
Units Redeemed	(1,358)	(1,588)	0	0
Net Increase (Decrease)	(45)	(427)	0	0
UIF - Emerging Markets Equity
Units Issued	1,319	980	0	0
Units Redeemed	(1,638)	(1,514)	0	0
Net Increase (Decrease)	(319)	(534)	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
UIF - Emerging Markets Debt
Units Issued	4,923	8,933	0	0
Units Redeemed	(9,305)	(2,967)	0	0
Net Increase (Decrease)	(4,382)	5,966	0	0
UIF - Global Tactical Asset Allocation
Units Issued	677	304	0	0
Units Redeemed	(435)	(513)	0	0
Net Increase (Decrease)	242	(209)	0	0
Invesco - Van Kampen Global Core Equity (b)
Units Issued	778	220	0	0
Units Redeemed	(468)	(414)	0	0
Net Increase (Decrease)	310	(194)	0	0
Lazard - Retirement Emerging Markets
Units Issued	4,334	3,609	0	0
Units Redeemed	(4,392)	(3,559)	0	0
Net Increase (Decrease)	(58)	50	0	0
PVIT- Commodity Real Return (a)
Units Issued	1,886	1,861	0	0
Units Redeemed	(1,473)	(288)	0	0
Net Increase (Decrease)	413	1,573	0	0
PVIT- Low Duration
Units Issued	20,900	18,177	0	0
Units Redeemed	(22,500)	(13,206)	0	0
Net Increase (Decrease)	(1,600)	4,971	0	0
PVIT- Real Return
Units Issued	6,209	19,205	0	0
Units Redeemed	(22,546)	(9,375)	0	0
Net Increase (Decrease)	(16,337)	9,830	0	0
PVIT- Total Return
Units Issued	16,502	27,877	0	0
Units Redeemed	(30,725)	(10,607)	0	0
Net Increase (Decrease)	(14,223)	17,270	0	0
Blackrock- Global Allocation V.I. (a)
Units Issued	10,565	4,841	0	0
Units Redeemed	(2,237)	(552)	0	0
Net Increase (Decrease)	8,328	4,289	0	0

(a) New Fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
FTVIP- Global Bond Securities (a)
Units Issued	10,389	5,535	0	0
Units Redeemed	(4,572)	(654)	0	0
Net Increase (Decrease)	5,817	4,881	0	0
FTVIP- U.S. Government (a)
Units Issued	1,382	5,863	0	0
Units Redeemed	(3,094)	(1,534)	0	0
Net Increase (Decrease)	(1,712)	4,329	0	0

(a) New Fund. See Note 1

	Fidelity Growth and Guaranteed Income
(in thousands)	2013	2012
VIP - Money Market Investor Class
Units Issued	1,339	913
Units Redeemed	(1,202)	(1,025)
Net Increase (Decrease)	137	(112)
VIP - Balanced Investor Class
Units Issued	728	841
Units Redeemed	(7,053)	(5,377)
Net Increase (Decrease)	(6,325)	(4,536)
VIP - Funds Manager 60%
Units Issued	176	225
Units Redeemed	(6,179)	(5,255)
Net Increase (Decrease)	(6,003)	(5,030)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market				$
2013	15,372	$21.27	$20.66	$ 326,278	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2012	17,322	$21.44	$20.86	$ 370,288	0.80%	1.00%	0.14%	(0.67%)	(0.87%)
2011	22,023	$21.58	$21.04	$ 474,198	0.80%	1.00%	0.11%	(0.69%)	(0.89%)
2010	23,343	$21.73	$21.23	$ 506,091	0.80%	1.00%	0.18%	(0.56%)	(0.76%)
2009	31,603	$21.86	$21.39	$ $ 689,659	0.80%	1.00%	0.79%	(0.08%)	(0.29%)
VIP - Money Market Investor Class				$
2013	84,881	$10.00	$9.43	$ 912,990	0.10%	1.40%	0.02%	(0.08%)	(1.38%)
2012	68,806	$10.01	$9.56	$ 747,063	0.10%	1.40%	0.11%	0.01%	(1.29%)
2011	73,170	$10.01	$9.69	$ 797,469	0.10%	1.40%	0.09%	(0.01%)	(1.31%)
2010	66,980	$10.00	$9.82	$ 733,485	0.10%	1.40%	0.15%	0.09%	(1.18%)
2009	81,811	$11.46	$9.94	$ $ 920,262	0.25%	1.40%	0.75%	0.45%	(0.56%)
VIP - High Income				$
2013	2,707	$47.34	$45.97	$ 127,331	0.80%	1.00%	5.40%	5.10%	4.89%
2012	3,329	$45.05	$43.83	$ 148,951	0.80%	1.00%	5.97%	13.31%	13.08%
2011	3,385	$39.76	$38.76	$ 133,678	0.80%	1.00%	6.46%	3.20%	2.99%
2010	3,919	$38.52	$37.63	$ 150,089	0.80%	1.00%	7.46%	12.91%	12.69%
2009	4,547	$34.12	$33.39	$ $ 154,309	0.80%	1.00%	8.15%	42.81%	42.52%
VIP - High Income Investor Class				$
2013	26,009	$13.23	$20.93	$ 409,966	0.10%	0.25%	6.13%	5.84%	5.69%
2012	24,198	$12.50	$19.81	$ 365,487	0.10%	0.25%	6.62%	14.15%	13.98%
2011	17,762	$10.95	$17.38	$ 237,550	0.10%	0.25%	6.86%	3.72%	3.56%
2010	15,573	$10.56	$16.78	$ 204,605	0.10%	0.25%	7.29%	5.59%	13.68%
2009	11,859	$14.76	$12.33	$ $ 150,023	0.25%	0.35%	9.61%	43.40%	43.29%
VIP - Equity-Income				$
2013	5,477	$86.23	$83.72	$ 470,381	0.80%	1.00%	2.46%	27.12%	26.87%
2012	6,074	$67.83	$65.99	$ 410,401	0.80%	1.00%	3.06%	16.36%	16.13%
2011	6,944	$58.29	$56.83	$ 403,287	0.80%	1.00%	2.41%	0.17%	(0.04%)
2010	7,978	$58.20	$56.85	$ 462,690	0.80%	1.00%	1.77%	14.23%	14.00%
2009	9,175	$50.95	$49.87	$ $ 466,105	0.80%	1.00%	2.25%	29.17%	28.91%
VIP - Equity-Income Investor Class				$
2013	15,878	$17.66	$26.22	$ 269,681	0.10%	0.25%	2.79%	27.86%	27.67%
2012	12,632	$12.44	$20.53	$ 167,797	0.10%	0.25%	3.24%	16.97%	16.97%
2011	11,968	$11.79	$17.56	$ 135,566	0.10%	0.25%	2.54%	0.79%	0.64%
2010	11,081	$11.70	$17.44	$ 124,725	0.10%	0.25%	1.76%	16.95%	14.67%
2009	11,764	$15.21	$9.21	$ $ 110,894	0.25%	0.35%	2.27%	29.77%	29.64%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth				$
2013	4,468	$96.00	$93.21	$ 427,784	0.80%	1.00%	0.29%	35.25%	34.97%
2012	4,921	$70.98	$69.06	$ 348,382	0.80%	1.00%	0.58%	13.77%	13.54%
2011	5,626	$62.39	$60.83	$ 350,138	0.80%	1.00%	0.35%	(0.60%)	(0.80%)
2010	6,390	$62.77	$61.32	$ 400,095	0.80%	1.00%	0.27%	23.18%	22.93%
2009	7,216	$50.96	$49.88	$ $ 366,926	0.80%	1.00%	0.43%	27.26%	27.00%
VIP - Growth Investor Class				$
2013	7,849	$19.06	$27.63	$ 146,881	0.10%	0.25%	0.24%	36.08%	35.88%
2012	7,312	$14.00	$20.34	$ 100,821	0.10%	0.25%	0.54%	14.46%	14.29%
2011	7,373	$12.23	$17.79	$ 89,083	0.10%	0.25%	0.29%	0.04%	(0.11%)
2010	6,687	$12.23	$17.81	$ 80,947	0.10%	0.25%	0.22%	22.30%	23.68%
2009	6,581	$14.40	$9.30	$ $ 62,467	0.25%	0.35%	0.32%	27.82%	27.69%
VIP - Overseas				$
2013	1,665	$47.66	$46.28	$ 79,166	0.80%	1.00%	1.34%	29.39%	29.13%
2012	1,912	$36.84	$35.84	$ 70,288	0.80%	1.00%	1.90%	19.77%	19.53%
2011	2,229	$30.76	$29.98	$ 68,423	0.80%	1.00%	1.33%	(17.83%)	(17.99%)
2010	2,551	$37.43	$36.56	$ 95,324	0.80%	1.00%	1.37%	12.21%	11.98%
2009	2,948	$33.36	$32.65	$ $ 98,170	0.80%	1.00%	2.08%	25.52%	25.26%
VIP - Overseas, Class R				$
2013	2,529	$17.91	$17.57	$ 45,199	0.80%	1.00%	1.41%	29.41%	29.15%
2012	2,734	$13.84	$13.60	$ 37,773	0.80%	1.00%	1.88%	19.74%	19.50%
2011	3,316	$11.56	$11.38	$ 38,254	0.80%	1.00%	1.30%	(17.81%)	(17.97%)
2010	4,019	$14.06	$13.88	$ 56,429	0.80%	1.00%	1.35%	12.17%	11.94%
2009	4,883	$12.54	$12.40	$ $ 61,129	0.80%	1.00%	2.16%	25.59%	25.34%
VIP - Overseas, Class R Investor Class				$
2013	11,193	$15.37	$21.33	$ 178,565	0.10%	0.25%	1.55%	30.27%	30.07%
2012	8,895	$11.80	$16.40	$ 109,745	0.10%	0.25%	1.86%	20.51%	20.33%
2011	9,748	$7.79	$13.63	$ 100,387	0.10%	0.25%	1.32%	(17.37%)	(17.49%)
2010	9,530	$11.85	$16.52	$ 119,350	0.10%	0.25%	1.35%	18.49%	12.72%
2009	9,648	$14.65	$10.76	$ $ 105,536	0.25%	0.35%	2.19%	26.10%	25.98%
VIP - Investment Grade Bond				$
2013	6,373	38.94	37.81	$ 246,448	0.80%	1.00%	2.16%	(2.56%)	(2.76%)
2012	8,206	$39.97	$38.88	$ 326,015	0.80%	1.00%	2.28%	5.05%	4.83%
2011	9,202	$38.05	$37.09	$ 348,146	0.80%	1.00%	3.26%	6.48%	6.26%
2010	10,414	$35.73	$34.91	$ 370,235	0.80%	1.00%	3.31%	6.94%	6.73%
2009	12,391	$33.41	$32.71	$ $ 412,167	0.80%	1.00%	8.71%	14.80%	14.57%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Investor Class
2013	29,206	$11.09	$14.28	$ 386,682	0.10%	0.25%	2.05%	(1.84%)	(1.99%)
2012	39,706	$11.30	$14.72	$ 537,782	0.10%	0.25%	2.46%	5.70%	5.54%
2011	34,292	$10.69	$13.80	$ 444,312	0.10%	0.25%	3.64%	7.14%	6.98%
2010	31,641	$9.97	$13.04	$ 387,545	0.10%	0.25%	3.33%	(0.26%)	7.45%
2009	31,688	$12.12	$12.01	$ 383,363	0.25%	0.35%	8.59%	15.46%	15.34%
VIP - Asset Manager
2013	5,374	$50.16	$48.70	$ 268,232	0.80%	1.00%	1.55%	14.78%	14.55%
2012	5,966	$43.70	$42.52	$ 259,473	0.80%	1.00%	1.50%	11.58%	11.35%
2011	6,766	$39.17	$38.18	$ 263,731	0.80%	1.00%	1.89%	(3.34%)	(3.53%)
2010	7,598	$40.52	$39.58	$ 306,579	0.80%	1.00%	1.67%	13.35%	13.12%
2009	8,488	$35.75	$34.99	$ 302,255	0.80%	1.00%	2.36%	28.08%	27.82%
VIP - Asset Manager Investor Class
2013	7,503	$13.99	$19.82	$ 120,888	0.10%	0.25%	1.57%	15.51%	15.33%
2012	7,075	$12.11	$17.18	$ 99,436	0.10%	0.25%	1.45%	12.33%	12.16%
2011	7,202	$10.78	$15.32	$ 90,737	0.10%	0.25%	1.99%	7.14%	(2.97%)
2010	6,591	$11.10	$15.79	$ 86,659	0.10%	0.25%	1.84%	10.95%	13.80%
2009	5,226	$14.57	$10.94	$ 61,481	0.25%	0.35%	2.61%	28.69%	28.56%
VIP - Index 500
2013	48,345	$18.07	$52.97	$ 1,182,394	0.10%	1.00%	2.10%	32.11%	30.92%
2012	36,115	$13.14	$40.46	$ 741,824	0.10%	1.00%	2.16%	15.80%	14.75%
2011	33,267	$11.81	$35.26	$ 631,447	0.10%	1.00%	1.94%	1.94%	1.02%
2010	33,221	$11.59	$34.90	$ 656,558	0.10%	1.00%	1.93%	15.86%	13.87%
2009	33,435	$30.65	$14.30	$ 607,531	0.25%	1.00%	2.54%	26.29%	25.34%
VIP - Asset Manager: Growth
2013	2,621	$33.32	$32.35	$ 86,824	0.80%	1.00%	1.00%	21.43%	21.19%
2012	2,936	$27.44	$26.69	$ 80,108	0.80%	1.00%	1.40%	14.52%	14.29%
2011	3,298	$23.96	$23.35	$ 78,604	0.80%	1.00%	1.56%	(6.92%)	(7.11%)
2010	3,724	$25.74	$25.14	$ 95,386	0.80%	1.00%	1.15%	15.41%	15.18%
2009	4,254	$22.30	$21.83	$ 94,469	0.80%	1.00%	1.55%	31.84%	31.58%
VIP - Asset Manager: Growth Investor Class
2013	3,228	$15.17	$22.17	$ 53,782	0.10%	0.25%	1.13%	22.18%	22.00%
2012	2,464	$12.42	$18.17	$ 33,901	0.10%	0.25%	1.30%	15.31%	15.13%
2011	2,688	$10.77	$15.79	$ 32,345	0.10%	0.25%	1.65%	(6.37%)	(6.51%)
2010	2,272	$11.50	$16.88	$ 29,732	0.10%	0.25%	1.18%	15.03%	15.88%
2009	2,068	$14.57	$10.94	$ 23,388	0.25%	0.35%	1.55%	32.35%	32.22%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund				$
2013	14,519	$67.06	$65.11	$ 970,548	0.80%	1.00%	1.06%	30.24%	29.97%
2012	16,248	$51.49	$50.09	$ 834,104	0.80%	1.00%	1.32%	15.48%	15.25%
2011	18,231	$44.59	$43.47	$ 810,642	0.80%	1.00%	0.97%	(3.30%)	(3.50%)
2010	20,741	$46.11	$45.04	$ 953,950	0.80%	1.00%	1.21%	16.28%	16.05%
2009	23,645	$39.65	$38.81	$ $ 935,474	0.80%	1.00%	1.39%	34.62%	34.35%
VIP - Contrafund Investor Class				$
2013	47,175	$17.49	$26.77	$ 888,842	0.10%	0.25%	1.09%	31.02%	30.83%
2012	41,581	$13.35	$20.46	$ 601,894	0.10%	0.25%	1.32%	16.22%	16.05%
2011	39,873	$11.49	$17.63	$ 500,602	0.10%	0.25%	0.96%	(2.71%)	(2.86%)
2010	38,064	$11.81	$18.15	$ 495,538	0.10%	0.25%	1.22%	18.09%	16.72%
2009	35,731	$15.55	$10.79	$ $ 395,725	0.25%	0.35%	1.41%	35.32%	35.19%
VIP - Balanced				$
2013	5,952	$25.56	$24.82	$ 150,888	0.80%	1.00%	1.57%	18.70%	18.46%
2012	6,034	$21.54	$20.95	$ 128,923	0.80%	1.00%	1.68%	14.14%	13.91%
2011	6,610	$18.87	$18.39	$ 123,829	0.80%	1.00%	1.55%	(4.38%)	(4.58%)
2010	7,501	$19.73	$19.28	$ 147,021	0.80%	1.00%	1.64%	17.13%	16.89%
2009	8,270	$16.85	$16.49	$ $ 138,476	0.80%	1.00%	1.91%	37.49%	37.21%
VIP - Balanced Investor Class				$
2013	108,473	$15.26	$23.05	$ 1,663,003	0.10%	1.40%	1.56%	19.42%	17.87%
2012	104,248	$12.78	$20.47	$ 1,324,469	0.10%	1.40%	1.66%	14.87%	14.70%
2011	106,462	$11.13	$17.25	$ 1,182,160	0.10%	1.40%	1.58%	(3.81%)	(5.06%)
2010	109,071	$11.57	$18.17	$ 1,261,094	0.10%	1.40%	1.40%	15.66%	16.34%
2009	111,851	$15.80	$8.94	$ $ 1,100,838	0.25%	1.40%	1.91%	38.10%	37.96%
VIP - Dynamic Capital Appreciation				$
2013	1,342	$23.94	$23.44	$ 32,005	0.80%	1.00%	0.40%	37.43%	37.15%
2012	1,111	$17.42	$17.09	$ 19,288	0.80%	1.00%	0.75%	21.74%	21.49%
2011	899	$14.31	$14.07	$ 12,831	0.80%	1.00%	0.23%	(3.46%)	(3.66%)
2010	1,187	$14.82	$14.60	$ 17,557	0.80%	1.00%	0.21%	17.46%	17.22%
2009	1,239	$12.62	$12.46	$ $ 15,613	0.80%	1.00%	0.25%	35.01%	34.74%
VIP - Dynamic Capital Appreciation Investor Class				$
2013	4,741	$19.29	$30.73	$ 97,349	0.10%	0.25%	0.40%	38.38%	38.17%
2012	2,276	$13.94	$22.24	$ 34,253	0.10%	0.25%	0.66%	22.39%	22.21%
2011	1,702	$11.39	$18.20	$ 21,200	0.10%	0.25%	0.19%	(2.74%)	(2.89%)
2010	1,763	$11.71	$18.74	$ 22,625	0.10%	0.25%	0.18%	17.14%	17.89%
2009	1,527	$15.90	$10.51	$ $ 16,512	0.25%	0.35%	0.18%	35.67%	35.53%

(a) New Fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income				$
2013	4,724	$28.35	$27.53	$ 133,169	0.80%	1.00%	1.88%	32.50%	32.23%
2012	5,052	$21.40	$20.82	$ 107,512	0.80%	1.00%	2.25%	17.61%	17.37%
2011	5,404	$18.19	$17.74	$ 97,795	0.80%	1.00%	1.73%	0.80%	0.59%
2010	6,222	$18.05	$17.63	$ 111,769	0.80%	1.00%	0.69%	13.95%	13.72%
2009	7,299	$15.84	$15.50	$ $ 115,127	0.80%	1.00%	1.07%	26.19%	25.93%
VIP - Growth & Income Investor Class				$
2013	6,332	$18.97	$26.10	$ 118,704	0.10%	0.25%	2.21%	33.38%	33.18%
2012	3,549	$14.22	$19.60	$ 49,888	0.10%	0.25%	2.51%	18.34%	18.16%
2011	2,617	$12.02	$16.58	$ 31,198	0.10%	0.25%	1.80%	1.43%	1.28%
2010	2,266	$11.85	$16.38	$ 26,858	0.10%	0.25%	0.73%	18.49%	14.36%
2009	2,179	$14.32	$9.73	$ $ 21,719	0.25%	0.35%	1.07%	26.84%	26.72%
VIP - Growth Opportunities				$
2013	3,898	$21.60	$20.97	$ 83,770	0.80%	1.00%	0.31%	36.80%	36.52%
2012	4,327	$15.79	$15.36	$ 68,001	0.80%	1.00%	0.39%	18.65%	18.41%
2011	4,592	$13.31	$12.97	$ 60,853	0.80%	1.00%	0.17%	1.48%	1.28%
2010	4,664	$13.11	$12.81	$ 60,910	0.80%	1.00%	0.21%	22.75%	22.50%
2009	5,149	$10.68	$10.45	$ $ 54,816	0.80%	1.00%	0.50%	44.68%	44.39%
VIP - Growth Opportunities Investor Class				$
2013	5,767	$20.46	$34.03	$ 114,008	0.10%	0.25%	0.28%	37.63%	37.43%
2012	4,978	$14.87	$24.76	$ 71,790	0.10%	0.25%	0.33%	19.42%	19.24%
2011	4,161	$12.45	$20.77	$ 50,498	0.10%	0.25%	0.12%	2.08%	1.93%
2010	2,907	$12.20	$20.37	$ 34,050	0.10%	0.25%	0.17%	21.97%	23.30%
2009	2,814	$16.52	$8.92	$ $ 25,849	0.25%	0.35%	0.56%	45.21%	45.06%
VIP - Mid Cap				$
2013	10,853	$35.96	$34.98	$ 388,500	0.80%	1.00%	0.51%	35.14%	34.87%
2012	12,113	$26.61	$25.94	$ 320,946	0.80%	1.00%	0.59%	13.91%	13.68%
2011	14,739	$23.36	$22.82	$ 343,027	0.80%	1.00%	0.24%	(11.33%)	(11.51%)
2010	17,682	$26.34	$25.78	$ 464,251	0.80%	1.00%	0.37%	27.80%	27.55%
2009	18,880	$20.61	$20.21	$ $ 387,986	0.80%	1.00%	0.69%	38.97%	38.69%
VIP - Mid Cap Investor Class				$
2013	21,157	16.15	28.86	$ 413,891	0.10%	0.25%	0.48%	35.94%	35.74%
2012	18,688	$11.88	$21.26	$ 274,541	0.10%	0.25%	0.53%	14.63%	14.45%
2011	20,885	$10.36	$18.58	$ 270,193	0.10%	0.25%	0.17%	(10.78%)	(10.92%)
2010	20,912	$11.62	$20.85	$ 306,656	0.10%	0.25%	0.33%	16.16%	28.35%
2009	16,772	$16.25	$11.63	$ $ 199,392	0.25%	0.35%	0.65%	39.63%	39.49%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies				$
2013	2,749	$22.34	$21.89	$ 61,148	0.80%	1.00%	0.89%	29.45%	29.19%
2012	3,094	$17.26	$16.94	$ 53,219	0.80%	1.00%	0.63%	26.26%	26.00%
2011	3,181	$13.67	$13.45	$ 43,338	0.80%	1.00%	0.96%	(9.54%)	(9.72%)
2010	3,817	$15.11	$14.89	$ 57,532	0.80%	1.00%	0.51%	25.62%	25.37%
2009	4,139	$12.03	$11.88	$ $ 49,665	0.80%	1.00%	0.61%	56.33%	56.01%
VIP - Value Strategies Investor Class				$
2013	4,609	$18.28	$37.93	$ 86,833	0.10%	0.25%	0.88%	30.32%	30.12%
2012	4,026	$14.02	$29.15	$ 58,912	0.10%	0.25%	0.59%	27.08%	26.89%
2011	3,595	$11.04	$22.97	$ 41,124	0.10%	0.25%	0.95%	(9.01%)	(9.15%)
2010	3,681	$12.13	$25.29	$ 46,862	0.10%	0.25%	0.44%	21.28%	26.11%
2009	3,719	$20.05	$9.58	$ $ 36,723	0.25%	0.35%	0.58%	57.12%	56.96%
VIP - Utilities				$
2013	1,282	$18.41	$17.96	$ 23,539	0.80%	1.00%	2.37%	20.05%	19.81%
2012	1,538	$15.34	$14.99	$ 23,523	0.80%	1.00%	2.45%	6.54%	6.32%
2011	1,859	$14.39	$14.09	$ 26,682	0.80%	1.00%	2.29%	12.30%	12.07%
2010	1,494	$12.82	$12.58	$ 19,116	0.80%	1.00%	2.76%	10.31%	10.09%
2009	1,898	$11.62	$11.42	$ $ 22,008	0.80%	1.00%	3.05%	14.50%	14.26%
VIP - Utilities Investor Class				$
2013	2,644	$15.36	$19.20	$ 46,875	0.10%	0.25%	2.37%	20.80%	20.62%
2012	2,633	$12.71	$15.92	$ 38,809	0.10%	0.25%	2.63%	7.25%	7.09%
2011	3,112	$11.85	$14.86	$ 42,820	0.10%	0.25%	2.93%	13.00%	12.83%
2010	1,421	$10.49	$13.17	$ 17,799	0.10%	0.25%	3.06%	4.88%	10.69%
2009	1,265	$11.90	$11.67	$ $ 14,786	0.25%	0.35%	3.26%	14.95%	14.83%
VIP - Technology				$
2013	2,789	$19.76	$19.27	$ 54,950	0.80%	1.00%	0.15%	26.79%	26.53%
2012	3,484	$15.59	$15.23	$ 54,149	0.80%	1.00%	0.00%	16.57%	16.34%
2011	4,803	$13.37	$13.09	$ 64,087	0.80%	1.00%	-	(10.50%)	(10.68%)
2010	6,179	$14.94	$14.66	$ 92,109	0.80%	1.00%	-	26.73%	26.47%
2009	6,897	$11.79	$11.59	$ $ 81,160	0.80%	1.00%	0.18%	94.45%	94.06%
VIP - Technology Investor Class				$
2013	5,373	$16.76	$39.01	$ 110,744	0.10%	0.25%	0.10%	27.60%	27.41%
2012	5,183	$13.14	$30.62	$ 84,371	0.10%	0.25%	0.00%	17.40%	17.22%
2011	5,008	$11.19	$26.12	$ 70,785	0.10%	0.25%	-	(10.01%)	(10.15%)
2010	5,246	$12.44	$29.07	$ 84,555	0.10%	0.25%	-	24.35%	27.24%
2009	4,367	$22.85	$12.80	$ $ 59,218	0.25%	0.35%	0.14%	95.44%	95.24%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy				$
2013	2,814	$30.53	$29.78	$ 85,693	0.80%	1.00%	0.87%	23.49%	23.24%
2012	3,600	$24.73	$24.16	$ 88,786	0.80%	1.00%	0.95%	4.15%	3.94%
2011	4,927	$23.74	$23.25	$ 116,665	0.80%	1.00%	0.98%	(5.75%)	(5.94%)
2010	5,448	$25.19	$24.72	$ 136,935	0.80%	1.00%	0.59%	18.50%	18.26%
2009	6,591	$21.26	$20.90	$ $ 139,825	0.80%	1.00%	0.44%	46.84%	46.54%
VIP - Energy Investor Class				$
2013	5,402	$16.22	$24.21	$ 96,642	0.10%	0.25%	0.88%	24.26%	24.07%
2012	5,665	$13.06	$19.51	$ 82,204	0.10%	0.25%	0.88%	4.81%	4.65%
2011	6,916	$12.46	$18.64	$ 96,552	0.10%	0.25%	0.96%	(5.19%)	(5.33%)
2010	6,428	$13.14	$19.69	$ 95,287	0.10%	0.25%	0.54%	31.39%	18.96%
2009	6,606	$16.56	$12.43	$ $ 83,423	0.25%	0.35%	0.42%	47.42%	47.27%
VIP - Health Care				$
2013	5,230	$28.64	$27.93	$ 149,383	0.80%	1.00%	0.00%	54.88%	54.57%
2012	3,275	$18.49	$18.07	$ 60,385	0.80%	1.00%	0.43%	19.84%	19.59%
2011	3,043	$15.43	$15.11	$ 46,834	0.80%	1.00%	-	7.44%	7.23%
2010	2,289	$14.36	$14.09	$ 32,803	0.80%	1.00%	0.17%	16.41%	16.18%
2009	2,735	$12.34	$12.13	$ $ 33,678	0.80%	1.00%	0.31%	31.58%	31.32%
VIP - Health Care Investor Class				$
2013	13,509	$24.31	$35.72	$ 348,400	0.10%	0.25%	0.00%	55.85%	55.62%
2012	6,296	$15.60	$22.95	$ 105,308	0.10%	0.25%	0.39%	20.55%	20.37%
2011	4,588	$12.94	$19.07	$ 63,726	0.10%	0.25%	-	8.15%	7.99%
2010	2,177	$11.96	$17.66	$ 28,133	0.10%	0.25%	0.11%	19.65%	16.86%
2009	2,027	$15.11	$10.77	$ $ 22,319	0.25%	0.35%	0.24%	32.20%	32.06%
VIP - Financial Services				$
2013	2,162	$11.57	$11.28	$ 24,936	0.80%	1.00%	1.23%	32.79%	32.52%
2012	1,833	$8.71	$8.52	$ 15,938	0.80%	1.00%	1.24%	27.51%	27.25%
2011	1,594	$6.83	$6.69	$ 10,884	0.80%	1.00%	0.40%	(21.10%)	(21.26%)
2010	2,045	$8.66	$8.50	$ 17,678	0.80%	1.00%	0.20%	6.42%	6.21%
2009	2,206	$8.14	$8.00	$ $ 17,938	0.80%	1.00%	1.34%	26.28%	26.02%
VIP - Financial Services Investor Class				$
2013	4,475	$15.61	$24.55	$ 54,149	0.10%	0.25%	1.28%	33.60%	33.40%
2012	3,068	$11.68	$18.40	$ 27,690	0.10%	0.25%	1.34%	28.23%	28.04%
2011	1,781	$9.11	$14.37	$ 12,218	0.10%	0.25%	0.29%	(20.55%)	(20.66%)
2010	2,304	$11.47	$18.12	$ 19,588	0.10%	0.25%	0.17%	14.67%	6.90%
2009	2,202	$16.95	$6.75	$ $ 15,278	0.25%	0.35%	1.38%	26.98%	26.86%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials				$
2013	1,469	$34.56	$33.70	$ 50,583	0.80%	1.00%	0.88%	38.68%	38.40%
2012	1,153	$24.92	$24.35	$ 28,615	0.80%	1.00%	1.30%	18.86%	18.62%
2011	1,512	$20.96	$20.53	$ 31,582	0.80%	1.00%	0.87%	(5.41%)	(5.60%)
2010	1,804	$22.16	$21.75	$ 39,862	0.80%	1.00%	0.66%	30.04%	29.78%
2009	1,755	$17.04	$16.76	$ $ 29,836	0.80%	1.00%	1.11%	39.10%	38.82%
VIP - Industrials Investor Class				$
2013	5,091	$19.37	$34.19	$ 116,944	0.10%	0.25%	1.04%	39.58%	39.37%
2012	2,477	$13.88	$24.53	$ 41,830	0.10%	0.25%	1.24%	19.53%	19.35%
2011	2,836	$11.61	$20.55	$ 40,592	0.10%	0.25%	0.81%	(4.79%)	(4.94%)
2010	2,934	$12.20	$21.62	$ 44,301	0.10%	0.25%	0.66%	21.97%	30.54%
2009	1,929	$16.56	$11.93	$ $ 23,350	0.25%	0.35%	1.04%	39.67%	39.48%
VIP - Consumer Discretionary				$
2013	1,334	$21.86	$21.32	$ 29,023	0.80%	1.00%	0.15%	39.97%	39.69%
2012	708	$15.62	$15.26	$ 11,006	0.80%	1.00%	0.38%	20.69%	20.44%
2011	531	$12.94	$12.67	$ 6,865	0.80%	1.00%	0.50%	(2.53%)	(2.73%)
2010	1,051	$13.28	$13.03	$ 13,914	0.80%	1.00%	0.27%	30.25%	29.98%
2009	350	$10.19	$10.02	$ $ 3,553	0.80%	1.00%	0.53%	37.21%	36.93%
VIP - Consumer Discretionary Investor Class				$
2013	4,609	$20.30	$37.01	$ 98,967	0.10%	0.25%	0.11%	40.91%	40.70%
2012	1,640	$14.41	$26.30	$ 24,949	0.10%	0.25%	0.34%	21.33%	21.14%
2011	1,069	$11.88	$21.71	$ 13,369	0.10%	0.25%	0.42%	(1.86%)	(2.00%)
2010	1,711	$12.10	$22.16	$ 22,490	0.10%	0.25%	0.18%	21.00%	30.74%
2009	398	$16.95	$9.37	$ $ 3,868	0.25%	0.35%	0.66%	37.83%	37.69%
VIP - Real Estate				$
2013	1,667	$24.84	$24.33	$ 41,306	0.80%	1.00%	1.46%	1.01%	0.81%
2012	2,372	$24.59	$24.13	$ 58,188	0.80%	1.00%	1.50%	17.62%	17.38%
2011	2,243	$20.91	$20.56	$ 46,797	0.80%	1.00%	1.05%	7.22%	7.01%
2010	2,569	$19.50	$19.21	$ 50,017	0.80%	1.00%	1.41%	29.38%	29.12%
2009	2,503	$15.07	$14.88	$ $ 37,673	0.80%	1.00%	2.86%	36.59%	36.32%
VIP - Real Estate Investor Class				$
2013	7,818	$14.10	$34.37	$ 127,117	0.10%	0.25%	1.59%	1.71%	1.55%
2012	7,330	$13.86	$33.85	$ 120,529	0.10%	0.25%	1.59%	18.31%	18.13%
2011	5,319	$11.72	$28.65	$ $ 74,345	0.10%	0.25%	1.10%	7.93%	7.76%
2010	4,354	$10.86	$26.59	$ 56,952	0.10%	0.25%	1.48%	8.58%	29.84%
2009	3,094	$20.48	$9.60	$ $ 31,467	0.25%	0.35%	3.02%	37.23%	37.09%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income				$
2013	5,762	$17.66	$17.32	$ 101,470	0.80%	1.00%	3.60%	(0.51%)	(0.71%)
2012	7,947	$17.75	$17.44	$ 140,715	0.80%	1.00%	3.56%	9.61%	9.39%
2011	8,650	$16.19	$15.94	$ $ 139,754	0.80%	1.00%	4.15%	3.83%	3.62%
2010	8,964	$15.60	$15.39	$ 139,473	0.80%	1.00%	4.11%	8.76%	8.54%
2009	10,530	$14.34	$14.18	$ $ 150,729	0.80%	1.00%	4.92%	28.98%	28.72%
VIP - Strategic Income Investor Class				$
2013	58,891	$11.84	$17.25	$ 872,838	0.10%	0.25%	3.81%	0.16%	0.01%
2012	66,834	$11.82	$17.24	$ 1,001,583	0.10%	0.25%	3.87%	10.39%	10.23%
2011	54,717	$10.71	$15.64	$ 754,252	0.10%	0.25%	4.54%	4.45%	4.29%
2010	42,845	$10.25	$15.00	$ 580,146	0.10%	0.25%	4.64%	2.50%	9.28%
2009	32,809	$13.73	$13.27	$ $ 438,663	0.25%	0.35%	5.39%	29.74%	29.61%
VIP - Growth Strategies				$
2013	435	$16.22	$15.95	$ 7,025	0.80%	1.00%	0.02%	36.16%	35.88%
2012	357	$11.92	$11.74	$ 4,251	0.80%	1.00%	0.00%	10.81%	10.58%
2011	422	$10.75	$10.61	$ 4,524	0.80%	1.00%	-	(9.72%)	(9.90%)
2010	564	$11.91	$11.78	$ 6,697	0.80%	1.00%	-	23.97%	23.72%
2009	469	$9.61	$9.52	$ $ 4,496	0.80%	1.00%	-	38.61%	38.33%
VIP - Growth Strategies Investor Class				$
2013	905	16.84	28.08	$ 15,290	0.10%	0.25%	0.01%	36.86%	36.65%
2012	523	$12.31	$20.55	$ 6,514	0.10%	0.25%	0.00%	11.56%	11.39%
2011	589	$11.03	$18.45	$ 6,664	0.10%	0.25%	-	(9.14%)	(9.28%)
2010	668	$12.14	$20.34	$ 8,333	0.10%	0.25%	-	21.40%	24.43%
2009	464	$16.34	$9.27	$ $ 4,413	0.25%	0.35%	-	39.42%	39.28%
VIP - International Capital Appreciation, Class R				$
2013	1,061	$15.32	$15.06	$ 16,213	0.80%	1.00%	0.68%	20.68%	20.43%
2012	1,388	$12.70	$12.51	$ 17,594	0.80%	1.00%	1.01%	24.89%	24.64%
2011	948	$10.17	$10.03	$ 9,625	0.80%	1.00%	0.84%	(13.27%)	(13.44%)
2010	1,192	$11.72	$11.59	$ 13,958	0.80%	1.00%	1.07%	14.81%	14.58%
2009	1,497	$10.21	$10.12	$ $ 15,276	0.80%	1.00%	1.00%	54.52%	54.21%
VIP - International Capital Appreciation Investor Class				$
2013	5,063	$15.82	$30.29	$ 80,713	0.10%	0.25%	0.74%	21.38%	21.20%
2012	2,789	$13.03	$24.99	$ 36,801	0.10%	0.25%	1.15%	25.68%	25.49%
2011	2,160	$10.37	$19.92	$ 22,731	0.10%	0.25%	0.90%	(12.72%)	(12.85%)
2010	2,159	$11.88	$22.85	$ 26,163	0.10%	0.25%	1.14%	18.82%	15.32%
2009	2,447	$19.82	$9.83	$ $ 25,060	0.25%	0.35%	1.00%	55.22%	55.06%

(a) New Fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders				$
2013	576	$13.52	$13.29	$ 7,765	0.80%	1.00%	0.58%	34.09%	33.82%
2012	480	$10.08	$9.93	$ 4,820	0.80%	1.00%	2.14%	13.08%	12.85%
2011	656	$8.92	$8.80	$ 5,837	0.80%	1.00%	1.24%	(8.73%)	(8.91%)
2010	950	$9.77	$9.66	$ 9,261	0.80%	1.00%	1.20%	9.16%	8.94%
2009	1,343	$8.95	$8.87	$ $ 12,005	0.80%	1.00%	1.52%	26.89%	26.63%
VIP - Value Leaders Investor Class				$
2013	1,208	$16.09	$23.28	$ 17,633	0.10%	0.25%	0.60%	34.95%	34.75%
2012	844	$10.02	$17.28	$ 9,074	0.10%	0.25%	2.09%	13.81%	13.63%
2011	1,237	$10.48	$15.20	$ 11,967	0.10%	0.25%	1.37%	(8.19%)	(8.33%)
2010	1,504	$11.41	$16.59	$ 15,574	0.10%	0.25%	1.15%	14.11%	9.73%
2009	1,975	$15.12	$8.76	$ $ 17,503	0.25%	0.35%	1.56%	27.40%	27.28%
VIP - Value				$
2013	1,142	$16.43	$16.15	$ 18,690	0.80%	1.00%	1.19%	31.40%	31.13%
2012	947	$12.50	$12.32	$ 11,810	0.80%	1.00%	1.67%	19.93%	19.69%
2011	1,260	$10.43	$10.29	$ 13,110	0.80%	1.00%	0.92%	(3.28%)	(3.48%)
2010	1,649	$10.78	$10.66	$ 17,724	0.80%	1.00%	1.34%	16.88%	16.64%
2009	1,740	$9.22	$9.14	$ $ 16,020	0.80%	1.00%	1.11%	41.52%	41.23%
VIP - Value Investor Class				$
2013	3,681	18.14	$31.83	$ 65,290	0.10%	0.25%	1.32%	32.28%	32.09%
2012	2,318	$13.71	$24.10	$ 31,410	0.10%	0.25%	1.66%	20.71%	20.53%
2011	2,506	$11.36	$19.99	$ 28,158	0.10%	0.25%	0.90%	(2.69%)	(2.84%)
2010	3,046	$11.67	$20.58	$ 34,759	0.10%	0.25%	1.31%	16.72%	17.37%
2009	3,149	$17.53	$9.05	$ $ 29,562	0.25%	0.35%	0.97%	42.05%	41.91%
VIP - Growth Stock				$
2013	839	19.06	$18.74	$ 15,953	0.80%	1.00%	0.59%	33.80%	33.53%
2012	777	$14.25	$14.03	$ 11,043	0.80%	1.00%	0.85%	17.43%	17.20%
2011	700	$12.13	$11.97	$ 8,485	0.80%	1.00%	-	0.01%	(0.19%)
2010	546	$12.13	$12.00	$ 6,619	0.80%	1.00%	-	19.09%	18.85%
2009	493	$10.19	$10.09	$ $ 5,017	0.80%	1.00%	0.43%	43.70%	43.41%
VIP - Growth Stock Investor Class				$
2013	3,793	19.17	$31.18	$ 75,655	0.10%	0.25%	0.58%	34.60%	34.40%
2012	2,920	$14.24	$23.20	$ 43,267	0.10%	0.25%	0.93%	18.27%	18.09%
2011	1,742	$12.04	$19.65	$ 22,177	0.10%	0.25%	-	0.57%	0.42%
2010	1,049	$11.97	$19.56	$ 13,485	0.10%	0.25%	-	19.73%	19.60%
2009	603	$16.36	$10.10	$ $ 6,440	0.25%	0.35%	0.45%	44.28%	44.14%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income				$
2013	868	$13.78	$13.78	$ 11,966	0.80%	0.80%	1.59%	4.70%	4.70%
2012	887	$13.16	$13.16	$ 11,668	0.80%	0.80%	1.57%	5.67%	5.67%
2011	770	$12.45	$12.45	$ $ 9,591	0.80%	0.80%	1.75%	0.82%	0.82%
2010	764	$12.35	$12.35	$ 9,435	0.80%	0.80%	1.86%	6.63%	6.63%
2009	932	$11.58	$11.58	$ $ 10,795	0.80%	0.80%	4.15%	14.03%	14.03%
VIP - Freedom Income Investor Class				$
2013	4,120	$11.80	$14.56	$ 56,010	0.10%	0.25%	1.80%	5.32%	5.16%
2012	2,650	$11.20	$13.84	$ 35,059	0.10%	0.25%	1.61%	6.44%	6.27%
2011	2,276	$10.53	$13.03	$ $ 28,303	0.10%	0.25%	1.75%	1.44%	1.29%
2010	2,484	$10.38	$12.86	$ 30,246	0.10%	0.25%	1.97%	3.76%	7.16%
2009	1,999	$12.00	$11.69	$ $ 23,498	0.25%	0.35%	4.23%	14.57%	14.45%
VIP - Freedom 2005				$
2013	447	$14.71	$14.71	$ 6,574	0.80%	0.80%	1.69%	8.86%	8.86%
2012	424	$13.51	$13.51	$ 5,723	0.80%	0.80%	1.70%	8.68%	8.68%
2011	397	$12.43	$12.43	$ $ 4,940	0.80%	0.80%	1.85%	(0.62%)	(0.62%)
2010	421	$12.51	$12.51	$ 5,267	0.80%	0.80%	1.90%	10.45%	10.45%
2009	556	$11.33	$11.33	$ $ 6,295	0.80%	0.80%	4.01%	22.04%	22.04%
VIP - Freedom 2005 Investor Class				$
2013	1,074	$12.94	$17.71	$ 16,204	0.10%	0.25%	1.68%	9.62%	9.46%
2012	900	$11.81	$16.18	$ 12,341	0.10%	0.25%	1.86%	9.50%	9.33%
2011	673	$10.78	$14.80	$ $ 8,618	0.10%	0.25%	1.76%	(0.08%)	(0.23%)
2010	703	$10.79	$14.83	$ 8,992	0.10%	0.25%	1.92%	7.91%	11.06%
2009	711	$13.36	$11.27	$ $ 8,217	0.25%	0.35%	4.27%	22.40%	22.28%
VIP - Freedom 2010				$
2013	958	$15.67	$15.67	$ 15,005	0.80%	0.80%	1.69%	12.58%	12.58%
2012	1,036	$13.92	$13.92	$ 14,411	0.80%	0.80%	1.86%	10.88%	10.88%
2011	1,196	$12.55	$12.55	$ $ 15,014	0.80%	0.80%	1.95%	(0.99%)	(0.99%)
2010	1,365	$12.68	$12.68	$ 17,308	0.80%	0.80%	2.12%	12.05%	12.05%
2009	1,471	$11.31	$11.31	$ $ 16,644	0.80%	0.80%	3.99%	23.28%	23.28%
VIP - Freedom 2010 Investor Class				$
2013	3,517	$13.75	$19.17	$ 55,875	0.10%	0.25%	1.77%	13.29%	13.12%
2012	3,482	$12.14	$16.95	$ 49,023	0.10%	0.25%	1.87%	11.70%	11.54%
2011	3,649	$10.87	$15.19	$ $ 46,201	0.10%	0.25%	2.02%	(0.45%)	(0.60%)
2010	3,835	$10.91	$15.29	$ 49,257	0.10%	0.25%	2.20%	9.14%	12.52%
2009	3,802	$13.58	$11.25	$ $ 43,489	0.25%	0.35%	4.18%	23.78%	23.66%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015				$
2013	1,895	$16.02	$16.02	$ 30,357	0.80%	0.80%	1.75%	13.50%	13.50%
2012	2,006	$14.11	$14.11	$ 28,314	0.80%	0.80%	2.05%	11.33%	11.33%
2011	2,255	$12.68	$12.68	$ $ 28,585	0.80%	0.80%	1.99%	(1.15%)	(1.15%)
2010	2,369	$12.82	$12.82	$ 30,377	0.80%	0.80%	2.16%	12.18%	12.18%
2009	2,537	$11.43	$11.43	$ $ 29,000	0.80%	0.80%	3.93%	24.28%	24.28%
VIP - Freedom 2015 Investor Class				$
2013	5,463	$13.94	$19.67	$ 88,922	0.10%	0.25%	1.87%	14.24%	14.07%
2012	4,984	$12.20	$17.25	$ 71,657	0.10%	0.25%	2.01%	11.98%	11.82%
2011	4,778	$10.90	$15.42	$ $ 61,744	0.10%	0.25%	2.08%	(0.43%)	(0.58%)
2010	4,837	$10.94	$15.51	$ 62,259	0.10%	0.25%	2.29%	9.44%	12.70%
2009	4,771	$13.77	$11.30	$ $ 54,736	0.25%	0.35%	4.05%	24.94%	24.81%
VIP - Freedom 2020				$
2013	1,826	$16.09	$16.09	$ 29,388	0.80%	0.80%	1.76%	15.09%	15.09%
2012	1,852	$13.98	$13.98	$ 25,900	0.80%	0.80%	2.03%	12.47%	12.47%
2011	1,869	$12.43	$12.43	$ $ 23,240	0.80%	0.80%	2.08%	(1.82%)	(1.82%)
2010	1,967	$12.66	$12.66	$ 24,908	0.80%	0.80%	2.12%	13.57%	13.57%
2009	2,090	$11.15	$11.15	$ $ 23,309	0.80%	0.80%	3.56%	27.94%	27.94%
VIP - Freedom 2020 Investor Class				$
2013	8,641	$14.43	$21.17	$ 142,627	0.10%	0.25%	1.88%	15.85%	15.67%
2012	7,766	$12.46	$18.30	$ 111,109	0.10%	0.25%	2.11%	13.19%	13.01%
2011	7,320	$11.01	$16.19	$ $ 92,725	0.10%	0.25%	2.21%	(1.21%)	(1.36%)
2010	6,663	$11.14	$16.42	$ 85,916	0.10%	0.25%	2.25%	11.42%	14.10%
2009	6,396	$14.39	$10.97	$ $ 71,713	0.25%	0.35%	3.79%	28.43%	28.30%
VIP - Freedom 2025				$
2013	961	$16.87	$16.87	$ 16,215	0.80%	0.80%	1.96%	18.99%	18.99%
2012	857	$14.18	$14.18	$ 12,151	0.80%	0.80%	1.84%	14.18%	14.18%
2011	909	$12.42	$12.42	$ $ 11,282	0.80%	0.80%	1.91%	(2.89%)	(2.89%)
2010	1,039	$12.79	$12.79	$ 13,290	0.80%	0.80%	2.22%	14.86%	14.86%
2009	1,031	$11.13	$11.13	$ $ 11,474	0.80%	0.80%	3.70%	29.01%	29.01%
VIP - Freedom 2025 Investor Class				$
2013	6,194	$15.20	$22.57	$ 106,760	0.10%	0.25%	2.11%	19.83%	19.65%
2012	4,607	$12.68	$18.86	$ 67,147	0.10%	0.25%	2.30%	14.94%	14.77%
2011	3,774	$11.03	$16.44	$ $ 48,490	0.10%	0.25%	2.24%	(2.38%)	(2.53%)
2010	3,128	$11.30	$16.86	$ 41,723	0.10%	0.25%	2.26%	13.03%	15.43%
2009	2,732	$14.61	$10.91	$ $ 30,890	0.25%	0.35%	3.55%	29.63%	29.50%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2030				$
2013	1,025	$16.69	$16.69	$ 17,116	0.80%	0.80%	1.76%	20.69%	20.69%
2012	1,072	$13.83	$13.83	$ 14,829	0.80%	0.80%	2.12%	14.65%	14.65%
2011	1,070	$12.06	$12.06	$ 12,903	0.80%	0.80%	2.05%	(3.37%)	(3.37%)
2010	1,076	$12.48	$12.48	$ 13,427	0.80%	0.80%	2.09%	15.15%	15.15%
2009	1,132	$10.84	$10.84	$ $ 12,275	0.80%	0.80%	2.43%	30.61%	30.61%
VIP - Freedom 2030 Investor Class				$
2013	5,995	$15.55	$23.49	$ 102,899	0.10%	0.25%	1.98%	21.60%	21.41%
2012	4,355	$12.78	$19.35	$ 62,374	0.10%	0.25%	2.26%	15.38%	15.21%
2011	3,797	$11.08	$16.79	$ 47,581	0.10%	0.25%	2.17%	(2.87%)	(3.02%)
2010	3,284	$11.41	$17.32	$ 42,626	0.10%	0.25%	2.21%	14.08%	15.75%
2009	2,920	$14.96	$10.58	$ $ 31,837	0.25%	0.35%	2.81%	31.24%	31.11%
VIP - Freedom Lifetime Income I				$
2013	718	$14.93	$14.93	$ 10,717	0.60%	0.60%	1.83%	9.31%	9.31%
2012	719	$13.66	$13.66	$ 9,829	0.60%	0.60%	1.98%	9.76%	9.76%
2011	692	$12.45	$12.45	$ 8,620	0.60%	0.60%	2.31%	(0.12%)	(0.12%)
2010	645	$12.46	$12.46	$ 8,041	0.60%	0.60%	2.40%	11.17%	11.17%
2009	583	$11.21	$11.21	$ $ 6,530	0.60%	0.60%	4.22%	22.02%	22.02%
VIP - Freedom Lifetime Income II				$
2013	1,450	$15.51	$15.51	$ 22,505	0.60%	0.60%	1.88%	12.08%	12.08%
2012	1,385	$13.84	$13.84	$ 19,164	0.60%	0.60%	2.05%	10.93%	10.93%
2011	1,287	$12.48	$12.48	$ 16,061	0.60%	0.60%	2.34%	(0.35%)	(0.35%)
2010	1,122	$12.52	$12.52	$ 14,047	0.60%	0.60%	2.21%	12.31%	12.31%
2009	1,221	$11.15	$11.15	$ $ 13,617	0.60%	0.60%	4.32%	25.68%	25.68%
VIP - Freedom Lifetime Income III				$
2013	702	$16.46	$16.46	$ 11,559	0.60%	0.60%	1.91%	19.70%	19.70%
2012	605	$13.75	$13.75	$ 8,306	0.60%	0.60%	2.32%	14.50%	14.50%
2011	568	$12.01	$12.01	$ 6,821	0.60%	0.60%	2.14%	(2.95%)	(2.95%)
2010	545	$12.37	$12.37	$ 6,741	0.60%	0.60%	2.07%	15.28%	15.28%
2009	618	$10.73	$10.73	$ $ 6,628	0.60%	0.60%	3.43%	29.56%	29.56%
VIP - Disciplined Small Cap				$
2013	2,738	$15.41	$15.17	$ 42,103	0.80%	1.00%	0.56%	37.25%	36.97%
2012	1,679	$11.23	$11.08	$ 18,804	0.80%	1.00%	1.94%	18.05%	17.81%
2011	1,923	$9.51	$9.40	$ 18,262	0.80%	1.00%	0.48%	(2.15%)	(2.35%)
2010	1,891	$9.72	$9.63	$ 18,362	0.80%	1.00%	0.38%	24.54%	24.29%
2009	1,584	$7.80	$7.75	$ $ 12,349	0.80%	1.00%	0.58%	21.30%	21.06%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap Investor Class				$
2013	9,367	$20.02	$29.63	$ 169,772	0.10%	0.25%	0.56%	38.04%	37.84%
2012	4,469	$14.51	$21.50	$ 59,020	0.10%	0.25%	1.91%	18.84%	18.66%
2011	4,347	$12.21	$18.12	$ 49,155	0.10%	0.25%	0.43%	(1.45%)	(1.59%)
2010	3,960	$12.39	$18.41	$ 45,481	0.10%	0.25%	0.39%	23.85%	25.04%
2009	2,832	$14.72	$7.93	$ $ 23,848	0.25%	0.35%	0.48%	21.79%	21.66%
VIP - FundsManager 20%				$
2013	47,822	$11.80	$12.76	$ 626,307	0.10%	1.00%	1.24%	5.52%	4.57%
2012	46,646	$11.18	$12.20	$ 582,542	0.10%	1.00%	1.51%	5.48%	4.52%
2011	39,623	$10.60	$11.67	$ 472,645	0.10%	1.00%	1.85%	2.20%	1.29%
2010	28,911	$10.37	$11.52	$ 341,711	0.10%	1.00%	1.81%	3.72%	6.39%
2009	21,329	$11.13	$10.83	$ $ 237,503	0.25%	1.00%	2.19%	10.04%	9.22%
VIP - FundsManager 50%				$
2013	73,187	$13.69	$13.65	$ 1,065,142	0.10%	1.00%	1.09%	14.78%	13.75%
2012	62,040	$11.93	$12.00	$ 792,965	0.10%	1.00%	1.31%	10.02%	9.03%
2011	57,896	$10.84	$11.01	$ 677,175	0.10%	1.00%	1.82%	(0.52%)	(1.41%)
2010	50,741	$10.90	$11.17	$ 602,036	0.10%	1.00%	1.77%	8.98%	10.77%
2009	43,615	$10.36	$10.08	$ $ 459,817	0.25%	1.00%	2.08%	18.68%	17.79%
VIP - FundsManager 60%				$
2013	110,201	$14.36	$18.61	$ 1,554,618	0.10%	1.40%	1.20%	18.50%	16.96%
2012	107,021	$12.12	$19.56	$ 1,285,160	0.10%	1.40%	1.44%	11.49%	10.03%
2011	108,577	$10.87	$14.46	$ 1,179,249	0.10%	1.40%	1.40%	(2.12%)	(3.39%)
2010	105,607	$11.11	$14.97	$ 1,186,470	0.10%	1.40%	1.33%	11.06%	12.03%
2009	102,209	$9.19	$8.88	$ $ 1,015,988	0.25%	1.40%	1.84%	22.17%	20.94%
VIP - FundsManager 70%				$
2013	51,975	$15.05	$13.82	$ 788,692	0.10%	1.00%	1.20%	21.63%	20.54%
2012	44,350	$12.38	$11.46	$ 557,749	0.10%	1.00%	1.57%	13.11%	12.08%
2011	44,286	$10.94	$10.23	$ 494,536	0.10%	1.00%	1.61%	(3.00%)	(3.87%)
2010	41,225	$11.28	$10.64	$ 477,307	0.10%	1.00%	1.47%	12.82%	13.18%
2009	39,597	$9.66	$9.40	$ $ 393,728	0.25%	1.00%	1.75%	24.13%	23.20%
VIP - FundsManager 85%				$
2013	19,518	$15.88	$13.73	$ 298,041	0.10%	1.00%	1.01%	27.60%	26.45%
2012	17,254	$12.44	$10.86	$ 206,109	0.10%	1.00%	1.25%	14.00%	12.97%
2011	20,014	$10.92	$9.61	$ 209,791	0.10%	1.00%	1.23%	(5.39%)	(6.24%)
2010	17,973	$11.54	$10.25	$ 198,844	0.10%	1.00%	1.19%	15.37%	15.04%
2009	17,082	$9.16	$8.91	$ $ 159,438	0.25%	1.00%	1.53%	28.24%	27.28%

(a) New Fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Staples				$
2013	1,350	$17.58	$17.34	$ 23,705	0.80%	1.00%	1.64%	20.83%	20.58%
2012	1,512	$14.55	$14.38	$ 21,939	0.80%	1.00%	1.73%	14.47%	14.24%
2011	989	$12.71	$12.59	$ 12,555	0.80%	1.00%	1.46%	7.32%	7.10%
2010	649	$11.84	$11.75	$ 7,687	0.80%	1.00%	1.42%	14.30%	14.07%
2009	774	$10.36	$10.30	$ $ 8,012	0.80%	1.00%	1.75%	19.77%	19.53%
VIP - Consumer Staples Investor Class				$
2013	7,031	$16.94	$22.71	$ 127,120	0.10%	0.25%	1.91%	21.67%	21.48%
2012	5,448	$13.93	$18.69	$ 81,526	0.10%	0.25%	1.93%	15.19%	15.01%
2011	3,126	$12.09	$16.25	$ 40,835	0.10%	0.25%	1.77%	7.97%	7.80%
2010	1,113	$11.20	$15.07	$ 13,672	0.10%	0.25%	1.66%	11.99%	14.73%
2009	895	$13.14	$10.49	$ $ 9,534	0.25%	0.35%	1.53%	20.37%	20.25%
VIP - Materials				$
2013	1,106	$17.74	$17.50	$ 19,601	0.80%	1.00%	0.99%	21.18%	20.93%
2012	1,562	$14.64	$14.47	$ 22,840	0.80%	1.00%	0.83%	19.18%	18.94%
2011	2,063	$12.28	$12.17	$ 25,309	0.80%	1.00%	1.29%	(8.94%)	(9.12%)
2010	3,231	$13.49	$13.39	$ 43,549	0.80%	1.00%	2.42%	27.52%	27.26%
2009	3,057	$10.58	$10.52	$ $ 32,312	0.80%	1.00%	1.21%	76.66%	76.31%
VIP - Materials Investor Class				$
2013	2,565	$16.96	$37.11	$ 48,970	0.10%	0.25%	1.01%	21.95%	21.77%
2012	2,883	$13.90	$30.47	$ 45,616	0.10%	0.25%	0.84%	19.95%	19.77%
2011	3,475	$11.59	$25.44	$ 45,823	0.10%	0.25%	1.29%	(8.39%)	(8.53%)
2010	3,577	$12.65	$27.81	$ 51,289	0.10%	0.25%	2.11%	26.52%	28.05%
2009	3,165	$21.72	$10.71	$ $ 35,394	0.25%	0.35%	1.34%	77.57%	77.39%
VIP - Telecommunications				$
2013	338	$12.32	$12.15	$ 4,160	0.80%	1.00%	1.49%	20.31%	20.07%
2012	426	$10.24	$10.12	$ 4,358	0.80%	1.00%	1.63%	19.27%	19.03%
2011	322	$8.58	$8.50	$ 2,767	0.80%	1.00%	1.18%	(2.78%)	(2.98%)
2010	363	$8.83	$8.76	$ 3,204	0.80%	1.00%	1.97%	16.60%	16.37%
2009	441	$7.57	$7.53	$ $ 3,342	0.80%	1.00%	1.71%	46.82%	46.53%
VIP - Telecommunications Investor Class				$
2013	1,057	$16.25	$30.82	$ 15,249	0.10%	0.25%	1.88%	21.15%	20.97%
2012	881	$13.41	$25.48	$ 10,711	0.10%	0.25%	1.80%	19.87%	19.69%
2011	554	$11.19	$21.27	$ 5,543	0.10%	0.25%	1.48%	(2.13%)	(2.28%)
2010	473	$11.43	$21.78	$ 5,008	0.10%	0.25%	2.17%	14.32%	17.08%
2009	430	$18.60	$7.66	$ $ 3,418	0.25%	0.35%	1.92%	47.53%	47.38%
VIP - Emerging Markets				$
2013	1,108	8.28	$8.19	$ 9,168	0.80%	1.00%	0.70%	3.12%	2.91%
2012	1,272	$8.03	$7.96	$ 10,208	0.80%	1.00%	0.89%	13.45%	13.22%
2011	1,950	$7.08	$7.03	$ 13,797	0.80%	1.00%	0.81%	(21.72%)	(21.88%)
2010	3,177	$9.04	$9.00	$ 28,716	0.80%	1.00%	0.87%	17.06%	16.83%
2009	3,808	$7.73	$7.70	$ $ 29,412	0.80%	1.00%	0.54%	74.00%	73.65%
VIP - Emerging Markets Investor Class				$
2013	2,658	$10.86	22.68	$ 27,030	0.10%	0.25%	0.67%	3.79%	3.64%
2012	2,703	$10.46	$21.89	$ 27,371	0.10%	0.25%	1.06%	14.03%	13.83%
2011	3,130	$9.18	$19.22	$ 27,571	0.10%	0.25%	0.90%	(21.13%)	(21.25%)
2010	3,638	$11.63	$24.41	$ 40,744	0.10%	0.25%	0.89%	16.34%	17.42%
2009	4,014	$20.79	$7.79	$ $ 36,688	0.25%	0.35%	0.62%	75.12%	74.95%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Emerging Markets Equity				$
2013	5,170	$11.05	$26.68	$ 94,831	0.10%	1.00%	1.18%	(1.12%)	(2.01%)
2012	6,117	$11.18	$27.22	$ 118,887	0.10%	1.00%	0.00%	19.83%	18.75%
2011	7,360	$9.33	$22.93	$ 122,690	0.10%	1.00%	0.41%	(18.30%)	(19.03%)
2010	9,841	$11.41	$28.32	$ 203,011	0.10%	1.00%	0.60%	14.14%	17.84%
2009	10,757	$24.03	$11.49	$ $ 197,690	0.25%	1.00%	-	69.42%	68.15%
UIF - Emerging Markets Debt				$
2013	12,134	$11.36	$28.98	$ 181,357	0.10%	1.00%	3.95%	(8.84%)	(9.66%)
2012	17,186	$12.46	$32.08	$ 290,698	0.10%	1.00%	2.76%	17.84%	16.78%
2011	11,029	$10.57	$27.47	$ 166,236	0.10%	1.00%	3.56%	6.93%	5.97%
2010	9,201	$9.89	$25.92	$ 139,380	0.10%	1.00%	3.47%	(1.12%)	8.65%
2009	4,678	$23.86	$12.70	$ $ 77,861	0.25%	1.00%	7.38%	29.88%	28.91%
UIF - Global Tactical Asset Allocation				$
2013	2,705	$14.31	$15.85	$ 39,365	0.10%	1.00%	0.11%	15.83%	14.79%
2012	2,623	$12.35	$13.81	$ 33,323	0.10%	1.00%	2.07%	13.73%	12.70%
2011	3,069	$10.86	$12.25	$ 34,614	0.10%	1.00%	1.30%	(3.77%)	(4.64%)
2010	4,141	$11.29	$12.85	$ 48,648	0.10%	1.00%	2.88%	12.87%	4.63%
2009	5,129	$12.28	$9.15	$ $ 55,782	0.25%	1.00%	3.08%	32.20%	31.20%
Invesco - Van Kampen Global Core Equity (b)				$
2013	1,807	$13.99	$17.06	$ 25,963	0.10%	1.00%	2.02%	22.38%	21.28%
2012	1,584	$11.44	$14.07	$ 19,490	0.10%	1.00%	2.46%	13.63%	12.61%
2011	1,938	$10.06	$12.49	$ 20,941	0.10%	1.00%	3.37%	(10.97%)	(11.78%)
2010	1,986	$11.30	$14.16	$ 24,894	0.10%	1.00%	1.91%	13.04%	9.84%
2009	2,213	$13.11	$8.17	$ $ 25,073	0.25%	1.00%	7.10%	15.70%	14.84%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Advantage VT Discovery				$
2013	946	$35.86	$34.82	$ 33,784	0.80%	1.00%	0.01%	42.65%	42.36%
2012	1,058	$25.14	$24.46	$ 26,490	0.80%	1.00%	0.00%	16.79%	16.55%
2011	1,185	$21.52	$20.98	$ 25,412	0.80%	1.00%	-	(0.38%)	(0.58%)
2010	1,361	$21.61	$21.11	$ 29,322	0.80%	1.00%	-	34.46%	34.19%
2009	1,614	$16.07	$15.73	$ $ 25,873	0.80%	1.00%	-	39.18%	38.90%
WFAF - Advantage VT Opportunity				$
2013	622	$33.53	$32.56	$ 20,791	0.80%	1.00%	0.20%	29.63%	29.37%
2012	690	$25.87	$25.17	$ 17,787	0.80%	1.00%	0.10%	14.59%	14.36%
2011	780	$22.57	$22.01	$ 17,523	0.80%	1.00%	0.14%	(6.27%)	(6.46%)
2010	913	$24.08	$23.53	$ 21,916	0.80%	1.00%	0.76%	22.77%	22.52%
2009	1,078	$19.62	$19.20	$ $ 21,088	0.80%	1.00%	-	46.55%	46.26%
CST - U.S. Equity Flex I				$
2013	-	-	-	$ -	-	-	-	-	-
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	1,192	$10.69	$10.44	$ 12,694	0.80%	1.00%	0.15%	13.54%	13.32%
2009	1,429	$9.41	$9.21	$ $ 13,407	0.80%	1.00%	1.13%	23.67%	23.42%
CST - International Equity Flex III				$
2013	-	-	-	$ -	-	-	-	-	-
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	1,913	$11.58	$11.22	$ 21,562	0.10%	1.00%	0.09%	15.75%	11.11%
2009	2,174	$10.10	$10.10	$ $ 21,955	0.25%	1.00%	-	51.24%	50.10% (d)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Lazard - Retirement Emerging Markets				$
2013	10,645	$11.36	$14.67	$ 153,571	0.10%	1.00%	1.55%	(1.11%)	(2.00%)
2012	11,474	$11.49	$14.97	$ 171,550	0.10%	1.00%	1.81%	22.22%	21.11%
2011	12,133	$9.40	$12.36	$ 151,788	0.10%	1.00%	2.26%	(17.87%)	(18.61%)
2010	14,464	$11.45	$15.19	$ 224,295	0.10%	1.00%	1.00%	14.45%	21.82%
2009	11,354	$20.22	$12.47	$ $ 146,840	0.25%	1.00%	4.26%	69.81%	68.53%
PVIT- Commodity Real Return (a)
2013	2,045	$8.71	$8.57	$ 17,782	0.10%	1.00%	1.87%	(14.79%)	(15.55%)
2012	1,683	$10.22	$10.15	$ 17,177	0.10%	1.00%	2.29%	2.06%	1.37%
PVIT- Low Duration
2013	48,821	$10.74	$10.96	$ 540,925	0.10%	1.00%	1.46%	(0.24%)	(1.13%)
2012	51,537	$10.77	$11.08	$ 574,142	0.10%	1.00%	1.90%	5.75%	4.79%
2011	46,534	$10.18	$10.57	$ 491,312	0.10%	1.00%	1.67%	1.01%	0.10%
2010	37,694	$10.08	$10.56	$ 395,385	0.10%	1.00%	1.55%	0.80%	4.24%
2009	13,286	$10.15	$10.14	$ $ 134,906	0.25%	1.00%	0.58%	1.12%	1.09% (c)
PVIT- Real Return
2013	25,157	$11.00	$11.76	$ 294,496	0.10%	1.00%	1.28%	(9.31%)	(10.13%)
2012	43,972	$12.13	$13.09	$ 569,998	0.10%	1.00%	1.04%	8.65%	7.66%
2011	33,712	$11.17	$12.16	$ 403,892	0.10%	1.00%	4.87%	11.55%	10.55%
2010	18,731	$10.01	$11.00	$ 202,358	0.10%	1.00%	1.32%	0.10%	7.02%
2009	6,790	$10.29	$10.27	$ $ 69,878	0.25%	1.00%	0.97%	2.05%	2.02% (c)
PVIT- Total Return
2013	57,241	$11.08	$11.69	$ 671,285	0.10%	1.00%	2.18%	(2.06%)	(2.94%)
2012	73,122	$11.32	$12.04	$ 877,470	0.10%	1.00%	2.56%	9.48%	8.49%
2011	55,249	$10.34	$11.10	$ 607,713	0.10%	1.00%	1.06%	3.50%	2.57%
2010	42,542	$9.99	$10.82	$ 455,439	0.10%	1.00%	2.29%	(0.13%)	7.02%
2009	15,137	$10.13	$10.11	$ $ 153,343	0.25%	1.00%	0.44%	0.65%	0.62% (c)
Blackrock- Global Allocation V.I. (a)
2013	13,363	$11.65	$11.47	$ 155,346	0.10%	1.00%	1.53%	14.44%	13.41%
2012	4,498	$10.18	$10.11	$ 45,762	0.10%	1.00%	2.55%	2.86%	2.26%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
FTVIP- Global Bond Securities (a)
2013	11,397	$10.96	$10.79	$ 124,637	0.10%	1.00%	5.00%	1.53%	0.61%
2012	5,305	$10.80	$10.72	$ 57,214	0.10%	1.00%	2.54%	7.96%	7.22%
FTVIP- U.S. Government (a)
2013	2,756	$9.92	$9.76	$ 27,275	0.10%	1.00%	3.10%	(2.34%)	(3.22%)
2012	4,715	$10.16	$10.09	$ 47,837	0.10%	1.00%	1.61%	1.08%	0.49%

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2013 the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the fund advisors, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 23, 2014

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0214
1.540223.116

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B
The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

Statements of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2013.

Statements of Operations for Fidelity Investments Variable Annuity Account I for Year Ended December 31, 2013.

Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2013 and 2012.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2013 and 2012.

Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2013, 2012 and 2011.

Consolidated Statements of Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2013, 2012 and 2011.

Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2013, 2012 and 2011.

Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I. (Note 1)

(2) Not Applicable.

(3)(a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(b) Commission Schedule. (Note 1)

(4)(a) Fidelity Freedom Lifetime Income, Nonparticipating Contract (Note 6)

(b) Fidelity Freedom Lifetime Income, Individual Retirement Annuity Nonparticipating Contract (Note 6)

(5)(a) Application for the Variable Income Annuity (Note 5)

(6) (a) Articles of Domestication of Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Fidelity Investments Life. (Note 1)

(7) Not Applicable

(8) Not Applicable

(9) Opinion and consent of Edward M. Shea, as to the legality of securities being issued is filed herein as Exhibit No. 9

(10) Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

(11) Not Applicable.

(12) Not Applicable.

(13) Performance Advertising Calculations (Note 1)

(14) (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 7)

(b) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 7)

(15)Powers of Attorney

(a) Power of Attorney for Jon J. Skillman (Note 8)

(b) Power of Attorney for Roger T. Servison (Note 8)

(c) Power of Attorney for Miles Mei (Note 8)

(d) Power of Attorney for Rodney R. Rohda (Note 8)

(e) Power of Attorney for Kathleen A. Murphy (Note 8)
(f) Power of Attorney for Cyrus Taraporevala (Note 9)
(f) Power of Attorney for Kathleen Graveline is filed here within
(f) Power of Attorney for Malcolm MacKay is filed here within
(f) Power of Attorney for Floyd L. Smith is filed here within

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 26, 1996.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 20 to this Registration Statement filed on April 26, 2002.

(Note 3) Incorporated by reference from this Registration Statement's intial filing on January 12, 2005.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 1 to this Registration Statement filed electronically on April 27, 2006.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on Form N-4 Reg. No. 333-123884 filed electronically on April 28, 2008.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on Form N-4 Reg No. 33-54926 filed on April 24, 1996.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement No. 33-24400 filed on April 26, 1996 on behalf of Fidelity Investments Variable Annuity Account I.

(Note 8) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 333-121017 filed on April 28, 2010 on behalf of Fidelity Investments Variable Annuity Account I.

(Note 9) Incorporated by reference from Post-Effective Amendment No. 8 to Registration Statement No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I, filed on April 29, 2013.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

CYRUS TARAPOREVALA, Director and President

NORMAN L. ASHKENAS, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director

FLOYD L. SMITH, Director

DEREK L. YOUNG, Director

Executive Officers Who Are Not Directors

William J. Johnson Jr. Executive Vice President, Investment Product Development and Risk Management and Actuary

David A. Golino Senior Vice President and Chief Financial Officer

Robert J. Cummings Senior Vice President, Client Services and Sales

Deborah Walsh Senior Vice President, Systems & Technology

Miles Mei Treasurer

Maryann P. Crews Illustration Actuary

Earl F. Martin Appointed Actuary

Brett Wollam Senior Vice President, Marketing

Felicia F. Tierney Vice President, Human Resources

Brian N. Leary Consumer Services Officer and Chief Compliance Officer

Edward M. Shea Vice President, General Council and Secretary

The principal business address for each person listed in item 25 is 100 Salem Street, Smithfield, Rhode Island 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2014 there were 708 Qualified Contracts and 158 Non-qualified contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b) Sriram Subramaniam Director, President and Chief Executive Officer
Michael Durbin Director
Scott G. Hutzler Director
Kathleen Murphy Director
Richard Lyons Chief Financial Officer and Senior Vice President
Donald St. Peter Vice President, Real Estate
Tami R. Rash Treasurer
David Forman Secretary and Chief Legal Officer
Peter D. Stahl Assistant Secretary
Norman Ashkenas Chief Compliance Officer

(c) $0.00

The address for each person named in Item 29(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 100 Salem Street, Smithfield, Rhode Island 02917.

Item 31. Management Services

Not applicable

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 29th day of April 2014.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Edward M. Shea
	Cyrus Taraporevala		Edward M. Shea,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2014.

Signature	Title
/s/ *		)
Cyrus Taraporevala	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Kathleen A. Murphy	Director	) By:	/s/ Edward M. Shea
		)	Edward M. Shea
/s/ *		)	(Attorney-in-Fact)*
Rodney R. Rohda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Jon J. Skillman	Director	)
)
/s/ *		)
Kathleen M. Graveline	Director	)
)
/s/ *		)
Malcom MacKay	Director	)
)
/s/ *		) By:	/s/ Edward M. Shea
Floyd L. Smith	Director	)	Edward M. Shea
		)	(Attorney-in-Fact)*